UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford China A Shares Growth Fund

Baillie Gifford China Equities Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Emerging Markets ex China Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford Health Innovation Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford International Smaller Companies Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Discovery Fund

Baillie Gifford U.S. Equity Growth Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Index

Page Number
01	Fund Expenses
Baillie Gifford China A Shares Growth Fund
08	Industry Diversification Table
09	Portfolio of Investments
11	Financial Statements
14	Financial Highlights
Baillie Gifford China Equities Fund
16	Industry Diversification Table
17	Portfolio of Investments
19	Financial Statements
22	Financial Highlights
Baillie Gifford Developed EAFE All Cap Fund
24	Industry Diversification Table
25	Portfolio of Investments
29	Financial Statements
32	Financial Highlights
Baillie Gifford EAFE Plus All Cap Fund
36	Industry Diversification Table
37	Portfolio of Investments
41	Financial Statements
44	Financial Highlights
Baillie Gifford Emerging Markets Equities Fund
48	Industry Diversification Table
49	Portfolio of Investments
54	Financial Statements
57	Financial Highlights
Baillie Gifford Emerging Markets ex China Fund
62	Industry Diversification Table
63	Portfolio of Investments
67	Financial Statements
70	Financial Highlights
Baillie Gifford Global Alpha Equities Fund
72	Industry Diversification Table
73	Portfolio of Investments
78	Financial Statements
81	Financial Highlights
Baillie Gifford Health Innovation Equities Fund
86	Industry Diversification Table
87	Portfolio of Investments
89	Financial Statements
92	Financial Highlights
Baillie Gifford International Alpha Fund
94	Industry Diversification Table
95	Portfolio of Investments
100	Financial Statements
103	Financial Highlights
Baillie Gifford International Concentrated Growth Equities Fund
109	Industry Diversification Table
110	Portfolio of Investments
112	Financial Statements
115	Financial Highlights

Page Number
Baillie Gifford International Growth Fund
117	Industry Diversification Table
118	Portfolio of Investments
122	Financial Statements
125	Financial Highlights
Baillie Gifford International Smaller Companies Fund
131	Industry Diversification Table
132	Portfolio of Investments
137	Financial Statements
140	Financial Highlights
Baillie Gifford Long Term Global Growth Fund
142	Industry Diversification Table
143	Portfolio of Investments
145	Financial Statements
148	Financial Highlights
Baillie Gifford U.S. Discovery Fund
152	Industry Diversification Table
153	Portfolio of Investments
155	Financial Statements
158	Financial Highlights
Baillie Gifford U.S. Equity Growth Fund
160	Industry Diversification Table
161	Portfolio of Investments
163	Financial Statements
166	Financial Highlights
168	Notes to Financial Statements
Supplemental Information
192	Management of the Trust
193	Board Considerations Regarding 2023 Contract Renewal

This report is intended for shareholders of the funds listed on the front of this report (each, a "Fund", and collectively the "Funds") and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views. Actual outcomes may differ significantly from the views expressed.

These views may not be relied on as investment advice or as an indication of trading intent on behalf of any of the Funds.

All investments entail risk, including the possible loss of principal.

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

As a shareholder of Baillie Gifford China A Shares Growth Fund, Baillie Gifford China Equities Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Health Innovation Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford U.S. Discovery Fund and/or Baillie Gifford U.S. Equity Growth Fund, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratios Based on the Period January 1, 2023 to June 30, 2023	Expenses Paid During Period*
Baillie Gifford China A Shares Growth Fund — Class K
Actual	$1,000	$881.80	0.87%	$4.06
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford China A Shares Growth Fund — Institutional Class
Actual	$1,000	$881.80	0.87%	$4.06
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford China Equities Fund — Class K
Actual	$1,000	$896.40	0.87%	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford China Equities Fund — Institutional Class
Actual	$1,000	$894.60	0.95%	$4.46
Hypothetical (5% return before expenses)	$1,000	$1,020.08	0.95%	$4.76
Baillie Gifford Developed EAFE All Cap Fund — Class 2
Actual	$1,000	$1,112.50	0.62%	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
Baillie Gifford Developed EAFE All Cap Fund — Class 3
Actual	$1,000	$1,112.90	0.55%	$2.88
Hypothetical (5% return before expenses)	$1,000	$1,022.07	0.55%	$2.76
Baillie Gifford Developed EAFE All Cap Fund — Class K
Actual	$1,000	$1,112.10	0.62%	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
Baillie Gifford Developed EAFE All Cap Fund — Institutional Class
Actual	$1,000	$1,112.40	0.71%	$3.72
Hypothetical (5% return before expenses)	$1,000	$1,021.27	0.71%	$3.56
Baillie Gifford EAFE Plus All Cap Fund — Class 2
Actual	$1,000	$1,112.80	0.63%	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratios Based on the Period January 1, 2023 to June 30, 2023	Expenses Paid During Period*
Baillie Gifford EAFE Plus All Cap Fund — Class 3
Actual	$1,000	$1,113.20	0.56%	$2.93
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81
Baillie Gifford EAFE Plus All Cap Fund — Class K
Actual	$1,000	$1,112.60	0.63%	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford EAFE Plus All Cap Fund — Institutional Class
Actual	$1,000	$1,112.20	0.71%	$3.72
Hypothetical (5% return before expenses)	$1,000	$1,021.27	0.71%	$3.56
Baillie Gifford Emerging Markets Equities Fund — Class 2
Actual	$1,000	$1,110.80	0.81%	$4.24
Hypothetical (5% return before expenses)	$1,000	$1,020.78	0.81%	$4.06
Baillie Gifford Emerging Markets Equities Fund — Class 3
Actual	$1,000	$1,111.20	0.74%	$3.87
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71
Baillie Gifford Emerging Markets Equities Fund — Class 5
Actual	$1,000	$1,111.70	0.66%	$3.46
Hypothetical (5% return before expenses)	$1,000	$1,021.52	0.66%	$3.31
Baillie Gifford Emerging Markets Equities Fund — Class K
Actual	$1,000	$1,110.90	0.81%	$4.24
Hypothetical (5% return before expenses)	$1,000	$1,020.78	0.81%	$4.06
Baillie Gifford Emerging Markets Equities Fund — Institutional Class
Actual	$1,000	$1,110.30	0.89%	$4.66
Hypothetical (5% return before expenses)	$1,000	$1,020.38	0.89%	$4.46
Baillie Gifford Emerging Markets ex China Fund — Class K
Actual	$1,000	$1,176.20	0.87%	$4.69
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratios Based on the Period January 1, 2023 to June 30, 2023	Expenses Paid During Period*
Baillie Gifford Emerging Markets ex China Fund — Institutional Class
Actual	$1,000	$1,176.20	0.87%	$4.69
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford Global Alpha Equities Fund — Class 2
Actual	$1,000	$1,145.50	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Global Alpha Equities Fund — Class 3
Actual	$1,000	$1,145.90	0.58%	$3.09
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford Global Alpha Equities Fund — Class 4
Actual	$1,000	$1,146.10	0.55%	$2.93
Hypothetical (5% return before expenses)	$1,000	$1,022.07	0.55%	$2.76
Baillie Gifford Global Alpha Equities Fund — Class K
Actual	$1,000	$1,145.90	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Global Alpha Equities Fund — Institutional Class
Actual	$1,000	$1,145.10	0.74%	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71
Baillie Gifford Health Innovation Equities Fund — Class K
Actual	$1,000	$992.60	0.65%	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Health Innovation Equities Fund — Institutional Class
Actual	$1,000	$992.60	0.67%	$3.31
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford International Alpha Fund — Class 2
Actual	$1,000	$1,150.50	0.61%	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06

04

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratios Based on the Period January 1, 2023 to June 30, 2023	Expenses Paid During Period*
Baillie Gifford International Alpha Fund — Class 3
Actual	$1,000	$1,150.90	0.54%	$2.88
Hypothetical (5% return before expenses)	$1,000	$1,022.12	0.54%	$2.71
Baillie Gifford International Alpha Fund — Class 4
Actual	$1,000	$1,151.00	0.51%	$2.72
Hypothetical (5% return before expenses)	$1,000	$1,022.27	0.51%	$2.56
Baillie Gifford International Alpha Fund — Class 5
Actual	$1,000	$1,151.30	0.46%	$2.45
Hypothetical (5% return before expenses)	$1,000	$1,022.51	0.46%	$2.31
Baillie Gifford International Alpha Fund — Class K
Actual	$1,000	$1,150.40	0.61%	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.77	0.61%	$3.06
Baillie Gifford International Alpha Fund — Institutional Class
Actual	$1,000	$1,149.00	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000	$1,021.08	0.75%	$3.76
Baillie Gifford International Concentrated Growth Equities Fund — Class K
Actual	$1,000	$1,175.80	0.72%	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61
Baillie Gifford International Concentrated Growth Equities Fund — Institutional Class
Actual	$1,000	$1,174.50	0.80%	$4.31
Hypothetical (5% return before expenses)	$1,000	$1,020.83	0.80%	$4.01
Baillie Gifford International Growth Fund — Class 2
Actual	$1,000	$1,133.10	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford International Growth Fund — Class 3
Actual	$1,000	$1,133.50	0.51%	$2.70
Hypothetical (5% return before expenses)	$1,000	$1,022.27	0.51%	$2.56

05

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratios Based on the Period January 1, 2023 to June 30, 2023	Expenses Paid During Period*
Baillie Gifford International Growth Fund — Class 4
Actual	$1,000	$1,133.70	0.48%	$2.54
Hypothetical (5% return before expenses)	$1,000	$1,022.41	0.48%	$2.41
Baillie Gifford International Growth Fund — Class 5
Actual	$1,000	$1,134.00	0.43%	$2.28
Hypothetical (5% return before expenses)	$1,000	$1,022.66	0.43%	$2.16
Baillie Gifford International Growth Fund — Class K
Actual	$1,000	$1,133.60	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford International Growth Fund — Institutional Class
Actual	$1,000	$1,133.00	0.66%	$3.49
Hypothetical (5% return before expenses)	$1,000	$1,021.52	0.66%	$3.31
Baillie Gifford International Smaller Companies Fund — Class K
Actual	$1,000	$1,124.30	0.90%	$4.74
Hypothetical (5% return before expenses)	$1,000	$1,020.33	0.90%	$4.51
Baillie Gifford International Smaller Companies Fund — Institutional Class
Actual	$1,000	$1,123.60	0.98%	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,019.93	0.98%	$4.91
Baillie Gifford Long Term Global Growth Fund — Class 2
Actual	$1,000	$1,281.30	0.72%	$4.07
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61
Baillie Gifford Long Term Global Growth Fund — Class 4
Actual	$1,000	$1,281.90	0.62%	$3.51
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
Baillie Gifford Long Term Global Growth Fund — Class K
Actual	$1,000	$1,281.60	0.72%	$4.07
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61

06

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratios Based on the Period January 1, 2023 to June 30, 2023	Expenses Paid During Period*
Baillie Gifford Long Term Global Growth Fund — Institutional Class
Actual	$1,000	$1,280.20	0.81%	$4.58
Hypothetical (5% return before expenses)	$1,000	$1,020.78	0.81%	$4.06
Baillie Gifford U.S. Discovery Fund — Class K
Actual	$1,000	$1,089.60	0.82%	$4.25
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Baillie Gifford U.S. Discovery Fund — Institutional Class
Actual	$1,000	$1,089.60	0.82%	$4.25
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Baillie Gifford U.S. Equity Growth Fund — Class K
Actual	$1,000	$1,339.80	0.65%	$3.77
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford U.S. Equity Growth Fund — Institutional Class
Actual	$1,000	$1,339.80	0.74%	$4.29
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2023. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

07

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Value	% of Total Net Assets
Auto Parts & Equipment	$85,310	7.1%
Beverages	69,931	5.8
Chemicals	22,299	1.9
Commercial Services	48,387	4.1
Cosmetics/Personal Care	37,311	3.1
Electrical Components & Equipment	16,286	1.4
Electronics	130,637	10.9
Energy — Alternate Sources	24,396	2.0
Food	16,107	1.4
Healthcare — Products	43,854	3.7
Healthcare — Services	112,889	9.4
Home Furnishings	117,378	9.8
Insurance	49,872	4.2
Internet	40,601	3.4
Machinery — Diversified	43,169	3.6
Metal Fabricate/Hardware	113,894	9.5
Semiconductors	25,052	2.1
Software	123,617	10.3
Telecommunications	16,008	1.3
Transportation	31,077	2.6
Total Value of Investments	1,168,075	97.6
Other assets less liabilities	29,294	2.4
Net Assets	$1,197,369	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

08

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Shares	Value
COMMON STOCKS — 97.6%
CHINA — 97.6%
3peak, Inc., Class A	546	$16,405
Anker Innovations Technology Co., Ltd., Class A	2,300	27,755
Asymchem Laboratories Tianjin Co., Ltd., Class A	2,840	46,183
Beijing United Information Technology Co., Ltd., Class A	7,975	40,601
Centre Testing International Group Co., Ltd., Class A	9,400	25,247
Contemporary Amperex Technology Co., Ltd., Class A	2,700	85,310
Dongguan Yiheda Automation Co., Ltd., Class A	4,080	25,155
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,493	16,107
Glodon Co., Ltd., Class A	11,060	49,543
Guangdong Kinlong Hardware Products Co., Ltd., Class A	2,700	24,083
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,900	40,596
Hangzhou Tigermed Consulting Co., Ltd., Class A *	2,600	23,140
Hefei Meiya Optoelectronic Technology, Inc., Class A	5,070	18,014
Iflytek Co., Ltd., Class A *	2,100	19,673
Jafron Biomedical Co., Ltd., Class A	4,500	14,387
Jiangsu Azure Corp., Class A *	9,063	13,717
Kweichow Moutai Co., Ltd., Class A	300	69,931
LONGi Green Energy Technology Co., Ltd., Class A	6,166	24,396
Longshine Technology Group Co., Ltd., Class A	8,500	27,335
Midea Group Co., Ltd., Class A	8,100	65,842
Oppein Home Group, Inc., Class A	1,800	23,780
Ping An Insurance Group Co. of China Ltd., Class A	7,800	49,872
Proya Cosmetics Co., Ltd., Class A	2,408	37,311
Quectel Wireless Solutions Co., Ltd., Class A	2,010	16,008
SF Holding Co., Ltd., Class A	5,000	31,077
SG Micro Corp., Class A	2,210	25,052
Shandong Sinocera Functional Material Co., Ltd., Class A	5,900	22,299
Shenzhen Inovance Technology Co., Ltd., Class A	8,350	74,011
Shenzhen Megmeet Electrical Co., Ltd., Class A	8,000	40,221
Sinocare, Inc., Class A	7,900	29,468
WuXi AppTec Co., Ltd., Class A	3,036	26,109
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	3,258	16,286
Yonyou Network Technology Co., Ltd., Class A	9,580	27,066
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	18,220	76,095
		1,168,075

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China A Shares Growth Fund

Value
TOTAL INVESTMENTS — 97.6%
(cost $1,231,243)	$1,168,075
Other assets less liabilities — 2.4%	29,294
NET ASSETS — 100.0%	$1,197,369

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the "Manager") retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$—	$1,168,075	$—	$1,168,075
Total	$—	$1,168,075	$—	$1,168,075

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China A Shares Growth Fund

ASSETS
Investments, at value (cost $1,231,243)	$1,168,075
Cash	73,719
Due from Manager	13,581
Dividends receivable	960
Prepaid assets	8
Total Assets	1,256,343
LIABILITIES
Advisory fee payable	1,753
Administrative & Supervisory fee payable	542
Trustee fee payable	16
Commitment fee payable	5
Accrued expenses	56,658
Total Liabilities	58,974
NET ASSETS	$1,197,369
COMPOSITION OF NET ASSETS
Paid-in capital	$1,243,507
Total accumulated (loss)	(46,138)
$1,197,369
NET ASSET VALUE, PER SHARE
Institutional Class ($598,684 / 57,733 shares outstanding), unlimited authorized, no par value	$10.37
Class K ($598,685 / 57,733 shares outstanding), unlimited authorized, no par value	$10.37

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford China A Shares Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,337)	$11,977
Interest	432
Total Investment Income	12,409
EXPENSES
Advisory fee (Note B)	3,718
Administration & Supervisory fee — Class K shares (Note B)	575
Administration & Supervisory fee — Institutional Class shares (Note B)	574
Transfer agency	17,157
Fund accounting	48,935
Professional fees	14,752
Custody	1,345
Legal	144
Trustees' fees	33
Commitment fees	10
Miscellaneous	2,227
Total Expenses	89,470
Fees waived/expenses reimbursed	(83,590)
Total Expenses after Waiver	5,880
Net Investment Income	6,529
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	12,829
Foreign currency transactions	(26)
12,803
Net change in unrealized (depreciation) on:
Investments	(179,855)
Translation of net assets and liabilities denominated in foreign currencies	(6)
(179,861)
Net realized and unrealized (loss)	(167,058)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(160,529)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford China A Shares Growth Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,529	$377
Net realized gain (loss)	12,803	(2,672)
Net change in unrealized (depreciation)	(179,861)	(562,712)
Net (Decrease) in Net Assets from Operations	(160,529)	(565,007)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(18,603)
Institutional Class	—	(18,603)
Total Distributions to Shareholders	—	(37,206)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Dividends reinvested:
Class K	—	18,603
Institutional Class	—	18,603
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	37,206
Total (Decrease) in Net Assets	(160,529)	(565,007)
NET ASSETS
Beginning of Period	1,357,898	1,922,905
End of Period	$1,197,369	$1,357,898

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford China A Shares Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$11.76	$17.13	$19.64	$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.06	0.00 (c)	(0.05)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.45)	(5.04)	(0.52)	9.51	0.29
Net increase (decrease) in net asset value from investment operations	(1.39)	(5.04)	(0.57)	9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(0.33)	(1.94)	(0.14)	—
Total dividends and distributions	—	(0.33)	(1.94)	(0.14)	—
Net asset value, end of period	$10.37	$11.76	$17.13	$19.64	$10.29
Total Return
Total return based on net asset value(d)	(11.82)%	(29.39)%	(2.82)%	92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$599	$679	$961	$989	$514
Ratio of net expenses to average net assets, before waiver	13.24%*	12.20%	9.34%	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.97%*	0.03%	(0.25)%	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	1%	13%	17%	20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford China A Shares Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$11.76	$17.13	$19.64	$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.06	0.00 (c)	(0.05)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.45)	(5.04)	(0.52)	9.51	0.29
Net increase (decrease) in net asset value from investment operations	(1.39)	(5.04)	(0.57)	9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(0.33)	(1.94)	(0.14)	—
Total dividends and distributions	—	(0.33)	(1.94)	(0.14)	—
Net asset value, end of period	$10.37	$11.76	$17.13	$19.64	$10.29
Total Return
Total return based on net asset value(d)	(11.82)%	(29.39)%	(2.82)%	92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$598	$679	$961	$989	$514
Ratio of net expenses to average net assets, before waiver	13.24%*	12.20%	9.34%	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.97%*	0.03%	(0.25)%	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	1%	13%	17%	20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China Equities Fund

	Value	% of Total Net Assets
Apparel	$36,497	1.8%
Auto Manufacturers	54,431	2.7
Auto Parts & Equipment	147,819	7.2
Banks	99,350	4.8
Beverages	93,242	4.5
Biotechnology	42,382	2.1
Chemicals	56,778	2.8
Commercial Services	34,416	1.7
Cosmetics/Personal Care	35,575	1.7
Distribution/Wholesale	10,702	0.5
Electronics	98,321	4.8
Energy — Alternate Sources	34,761	1.7
Gas	27,518	1.3
Healthcare — Products	16,039	0.8
Healthcare — Services	89,727	4.4
Home Furnishings	86,667	4.2
Insurance	92,610	4.5
Internet	510,455	24.9
Machinery — Diversified	48,510	2.4
Metal Fabricate/Hardware	82,551	4.0
Mining	47,388	2.3
Miscellaneous Manufacturing	18,048	0.9
Real Estate	18,000	0.9
Retail	57,490	2.8
Semiconductors	19,010	0.9
Software	130,699	6.4
Total Value of Investments	1,988,986	97.0
Other assets less liabilities	61,647	3.0
Net Assets	$2,050,633	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 97.0%
CHINA — 97.0%
Alibaba Group Holding Ltd. *	11,800	$122,836
Asymchem Laboratories Tianjin Co., Ltd., Class A	1,260	20,490
BeiGene Ltd. *	3,091	42,383
Beijing United Information Technology Co., Ltd., Class A	3,088	15,721
Brilliance China Automotive Holdings Ltd.	34,000	13,841
BYD Co., Ltd., Class H	500	16,032
Centre Testing International Group Co., Ltd., Class A	9,500	25,516
China Merchants Bank Co., Ltd., Class H	14,000	63,855
Contemporary Amperex Technology Co., Ltd., Class A	1,800	56,873
Dongguan Yiheda Automation Co., Ltd., Class A	2,160	13,317
ENN Energy Holdings Ltd.	2,200	27,518
Estun Automation Co., Ltd., Class A *	9,100	35,193
Fuyao Glass Industry Group Co., Ltd., Class H	6,000	24,888
Geely Automobile Holdings Ltd.	20,000	24,557
Glodon Co., Ltd., Class A	4,340	19,441
Guangdong Kinlong Hardware Products Co., Ltd., Class A	1,100	9,811
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,700	38,514
Haier Smart Home Co., Ltd., Class H	9,800	30,905
Hangzhou Robam Appliances Co., Ltd., Class A	4,800	16,745
Hangzhou Tigermed Consulting Co., Ltd., Class A *	1,000	8,900
Huayu Automotive Systems Co., Ltd., Class A	10,800	27,491
JD.com, Inc., Class A	3,669	62,573
Jiangsu Azure Corp., Class A *	8,600	13,016
KE Holdings, Inc. ADR *	325	4,826
KE Holdings, Inc., Class A *	2,667	13,174
Kingdee International Software Group Co., Ltd. *	15,000	20,143
Kingsoft Corp., Ltd.	6,400	25,296
Kuaishou Technology *	2,200	15,121
Kweichow Moutai Co., Ltd., Class A	400	93,242
Li Ning Co., Ltd.	8,000	43,201
LONGi Green Energy Technology Co., Ltd., Class A	3,900	15,431
Medlive Technology Co., Ltd.	9,500	8,509
Meituan, Class B *	5,090	79,816
Midea Group Co., Ltd., Class A	4,800	39,018
Minth Group Ltd.	6,000	16,497
NetEase, Inc.	2,100	40,675
PDD Holdings, Inc. ADR *	402	27,795

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
Ping An Bank Co., Ltd., Class A	22,900	$35,495
Ping An Insurance Group Co. of China Ltd., Class H	14,500	92,610
Pop Mart International Group Ltd.	4,800	10,702
Proya Cosmetics Co., Ltd., Class A	2,296	35,575
SG Micro Corp., Class A	1,677	19,010
Shandong Sinocera Functional Material Co., Ltd., Class A	11,500	43,463
Shenzhen Inovance Technology Co., Ltd., Class A	3,900	34,568
Shenzhen Megmeet Electrical Co., Ltd., Class A	7,725	38,838
Shenzhou International Group Holdings Ltd.	3,800	36,497
Silergy Corp.	2,000	24,914
Sinocare, Inc., Class A	4,300	16,039
Sungrow Power Supply Co., Ltd., Class A	1,200	19,330
Sunny Optical Technology Group Co., Ltd.	1,800	18,048
Tencent Holdings Ltd.	4,200	178,085
Topchoice Medical Corp., Class A *	1,100	14,694
Weichai Power Co., Ltd., Class H	15,000	22,069
WuXi AppTec Co., Ltd., Class H	2,000	16,029
Yifeng Pharmacy Chain Co., Ltd., Class A	2,800	14,289
Yonyou Network Technology Co., Ltd., Class A	8,900	25,145
Yunnan Energy New Material Co., Ltd., Class A *	1,000	13,315
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	14,300	59,723
Zijin Mining Group Co., Ltd., Class H	32,000	47,388
		1,988,986
TOTAL INVESTMENTS — 97.0%
(cost $2,940,503)		$1,988,986
Other assets less liabilities — 3.0%		61,647
NET ASSETS — 100.0%		$2,050,633

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$46,462	$1,942,524	$—	$1,988,986
Total	$46,462	$1,942,524	$—	$1,988,986

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford China Equities Fund

ASSETS
Investments, at value (cost $2,940,503)	$1,988,986
Cash	72,941
Foreign cash, at value (cost $4,982)	4,937
Due from Manager	18,194
Dividends receivable	5,375
Prepaid assets	24,594
Total Assets	2,115,027
LIABILITIES
Advisory fee payable	2,907
Administration & Supervisory fee payable	899
Trustee fee payable	26
Commitment fee payable	8
Accrued expenses	60,554
Total Liabilities	64,394
NET ASSETS	$2,050,633
COMPOSITION OF NET ASSETS
Paid-in capital	$3,451,197
Total accumulated (loss)	(1,400,564)
$2,050,633
NET ASSET VALUE, PER SHARE
Class K ($265,304 / 50,268 shares outstanding), unlimited authorized, no par value	$5.28
Institutional Class ($1,785,329 / 339,254 shares outstanding), unlimited authorized, no par value	$5.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford China Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,348)	$21,215
Non-cash income	9,430
Interest	638
Total Investment Income	31,283
EXPENSES
Advisory fee (Note B)	5,949
Administration & Supervisory fee — Class K shares (Note B)	250
Administration & Supervisory fee — Institutional Class shares (Note B)	1,589
Transfer agency	17,301
Sub-transfer agency — Institutional Class shares	707
Fund accounting	50,044
Registration fees	17,569
Professional fees	14,752
Custody	6,545
Legal	223
Trustees' fees	52
Commitment fees	16
Miscellaneous	2,267
Total Expenses	117,264
Fees waived/expenses reimbursed	(107,147)
Total Expenses after Waiver	10,117
Net Investment Income	21,166
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(15,590)
Foreign currency transactions	(137)
(15,727)
Net change in unrealized (depreciation) on:
Investments	(239,008)
Translation of net assets and liabilities denominated in foreign currencies	(61)
(239,069)
Net realized and unrealized (loss)	(254,796)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(233,630)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford China Equities Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,166	$13,703
Net realized (loss)	(15,727)	(436,170)
Net change in unrealized (depreciation)	(239,069)	(426,813)
Net (Decrease) in Net Assets from Operations	(233,630)	(849,280)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(1,566)
Institutional Class	—	(11,711)
Total Distributions to Shareholders	—	(13,277)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Institutional Class	203,600	593,485
Dividends reinvested:
Class K	—	1,566
Institutional Class	—	11,711
Cost of shares redeemed:
Class K	—	(308,872)
Institutional Class	—	(27,175)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	203,600	270,715
Total (Decrease) in Net Assets	(30,030)	(591,842)
NET ASSETS
Beginning of Period	2,080,663	2,672,505
End of Period	$2,050,633	$2,080,663

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford China Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.89		$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.06		0.05	(0.02)
Net realized and unrealized (loss) on investments and foreign currency	(0.67)		(2.40)	(1.71)
Net (decrease) in net asset value from investment operations	(0.61)		(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	—
Total dividends and distributions	—		(0.03)	—
Net asset value, end of period	$5.28		$5.89	$8.27
Total Return
Total return based on net asset value(c)	(10.36)%		(28.40)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$265		$296	$872
Ratio of net expenses to average net assets, before waiver	10.78	%*	9.21%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87%*
Ratio of net investment income (loss) to average net assets	2.01	%*(d)	0.73%	(0.56)%*
Portfolio turnover rate(e)	3%		31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford China Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.88		$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.06		0.03	(0.03)
Net realized and unrealized (loss) on investments and foreign currency	(0.68)		(2.38)	(1.70)
Net (decrease) in net asset value from investment operations	(0.62)		(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)	—
Total dividends and distributions	—		(0.04)	—
Net asset value, end of period	$5.26		$5.88	$8.27
Total Return
Total return based on net asset value(c)	(10.54)%		(28.43)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,785		$1,785	$1,801
Ratio of net expenses to average net assets, before waiver	10.85	%*	9.30%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.95	%*	0.96%	0.87%*
Ratio of net investment income (loss) to average net assets	1.95	%*(d)	0.55%	(0.60)%*
Portfolio turnover rate(e)	3%		31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Value	% of Total Net Assets
Apparel	$41,983,939	6.8%
Auto Parts & Equipment	9,949,190	1.6
Banks	20,097,366	3.2
Beverages	21,546,120	3.5
Building Materials	2,789,276	0.4
Chemicals	7,704,962	1.2
Commercial Services	51,712,438	8.4
Cosmetics/Personal Care	33,837,462	5.5
Distribution/Wholesale	10,813,556	1.7
Diversified Financial Services	19,784,546	3.2
Electronics	41,946,664	6.8
Food	17,128,828	2.8
Hand/Machine Tools	10,930,144	1.8
Healthcare — Products	32,056,738	5.2
Healthcare — Services	11,550,912	1.9
Home Furnishings	4,229,333	0.7
Insurance	15,815,701	2.5
Internet	56,125,677	9.1
Investment Companies	19,831,989	3.2
Leisure Time	11,534,366	1.9
Machinery — Construction & Mining	15,482,944	2.5
Machinery — Diversified	48,731,815	7.9
Retail	37,713,427	6.1
Semiconductors	21,964,398	3.5
Software	19,642,158	3.2
Toys/Games/Hobbies	10,079,912	1.6
Transportation	9,341,390	1.5
Total Value of Investments	604,325,251	97.7
Other assets less liabilities	14,408,058	2.3
Net Assets	$618,733,309	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 95.6%
AUSTRALIA — 1.6%
Cochlear Ltd.	65,668	$10,060,871
BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	178,893	10,139,198
CHINA — 1.3%
Prosus NV *	109,953	8,052,315
DENMARK — 1.5%
DSV A/S	44,474	9,341,390
FRANCE — 7.0%
Kering	15,340	8,470,733
LVMH Moet Hennessy Louis Vuitton SE	20,603	19,426,822
Remy Cointreau SA	71,062	11,406,922
Ubisoft Entertainment SA *	130,126	3,678,067
		42,982,544
GERMANY — 3.8%
adidas AG	31,190	6,054,854
Auto1 Group SE *	313,692	2,913,994
Nemetschek SE	80,214	5,988,518
Zalando SE *	302,635	8,727,748
		23,685,114
HONG KONG — 4.3%
AIA Group Ltd.	1,557,200	15,815,701
Techtronic Industries Co., Ltd.	999,500	10,930,144
		26,745,845
JAPAN — 24.6%
Cosmos Pharmaceutical Corp.	67,900	6,884,800
Denso Corp.	147,500	9,949,190
Hoshizaki Corp.	117,800	4,229,333
Kao Corp.	132,800	4,819,300
Keyence Corp.	19,900	9,455,618
Murata Manufacturing Co., Ltd.	149,400	8,581,675
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Nidec Corp.	125,600	$6,921,243
Nippon Paint Holdings Co., Ltd.	931,000	7,704,962
Olympus Corp.	855,800	13,543,339
Pigeon Corp.	186,800	2,578,792
Recruit Holdings Co., Ltd.	199,100	6,354,345
Shimano, Inc.	68,900	11,534,366
Shiseido Co., Ltd.	358,500	16,250,708
SMC Corp.	31,700	17,617,653
Sugi Holdings Co., Ltd.	63,100	2,819,331
Sysmex Corp.	123,400	8,452,529
Unicharm Corp.	274,000	10,188,661
Z Holdings Corp.	1,877,200	4,524,221
		152,410,066
NETHERLANDS — 8.3%
Adyen NV *	7,190	12,450,691
ASML Holding NV	30,282	21,964,398
EXOR NV	99,369	8,871,122
IMCD NV	54,892	7,899,563
		51,185,774
NEW ZEALAND — 2.1%
Ryman Healthcare Ltd.	652,628	2,642,003
Xero Ltd. *	124,508	9,975,573
		12,617,576
PORTUGAL — 2.8%
Jeronimo Martins SGPS SA	621,768	17,128,828
SINGAPORE — 3.3%
United Overseas Bank Ltd.	968,489	20,097,365
SWEDEN — 8.7%
Atlas Copco AB, A Shares	1,500,223	21,658,544
Avanza Bank Holding AB	598,651	12,199,363
Epiroc AB, B Shares	394,796	6,389,953
Investor AB, B Shares	547,904	10,960,867
Nibe Industrier AB, B Shares	293,350	2,789,276
		53,998,003

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SWITZERLAND — 4.6%
Cie Financiere Richemont SA	113,509	$19,281,548
Lonza Group AG	14,905	8,908,909
		28,190,457
UNITED KINGDOM — 14.6%
Ashtead Group PLC	139,903	9,699,601
Auto Trader Group PLC	1,980,219	15,375,459
Burberry Group PLC	297,646	8,031,530
Farfetch Ltd., Class A *	440,059	2,657,956
Games Workshop Group PLC	72,639	10,079,912
Hargreaves Lansdown PLC	731,719	7,585,183
Intertek Group PLC	111,586	6,048,847
Rightmove PLC	1,705,228	11,328,264
Trainline PLC *	1,319,723	4,374,486
Weir Group PLC (The)	407,289	9,092,991
Wise PLC, Class A *	779,766	6,517,743
		90,791,972
UNITED STATES — 5.5%
Experian PLC	277,252	10,641,210
Mettler-Toledo International, Inc. *	10,414	13,659,419
Spotify Technology SA *	61,121	9,812,977
		34,113,606
Total Common Stocks
(cost $507,306,783)		591,540,924
PREFERRED STOCKS — 2.1%
GERMANY — 2.1%
Sartorius AG 0.45% (cost $7,435,304)	36,900	12,784,327
TOTAL INVESTMENTS — 97.7%
(cost $514,742,087)		$604,325,251
Other assets less liabilities — 2.3%		14,408,058
NET ASSETS — 100.0%		$618,733,309

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$30,504,838	$561,036,086	$—	$591,540,924
Preferred Stocks **	—	12,784,327	—	12,784,327
Total	$30,504,838	$573,820,413	$—	$604,325,251

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

ASSETS
Investments, at value (cost $514,742,087)	$604,325,251
Cash	5,187,072
Foreign cash, at value (cost $150,897)	150,625
Capital shares sold receivable	8,410,000
Tax reclaims receivable	924,532
Dividends receivable	660,578
Prepaid assets	26,584
Total Assets	619,684,642
LIABILITIES
Advisory fee payable	531,809
Shareholder Servicing fee payable	157,375
Administration & Supervisory fee payable	85,660
Capital shares purchased payable	67,059
Trustee fee payable	7,268
Commitment fee payable	2,224
Accrued expenses	99,938
Total Liabilities	951,333
NET ASSETS	$618,733,309
COMPOSITION OF NET ASSETS
Paid-in capital	$548,122,214
Total distributable earnings	70,611,095
$618,733,309
NET ASSET VALUE, PER SHARE
Class 2 ($151,712,668 / 11,730,289 shares outstanding), unlimited authorized, no par value	$12.93
Class 3 ($88,144,678 / 6,740,876 shares outstanding), unlimited authorized, no par value	$13.08
Class K ($242,542,488 / 18,149,509 shares outstanding), unlimited authorized, no par value	$13.36
Institutional Class ($136,333,475 / 10,596,266 shares outstanding), unlimited authorized, no par value	$12.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $531,272)	$5,123,748
Interest	60,576
Total Investment Income	5,184,324
EXPENSES
Advisory fee (Note B)	1,052,753
Shareholder Servicing fees — Class 2 shares (Note B)	125,230
Shareholder Servicing fees — Class 3 shares (Note B)	42,792
Administration & Supervisory fee — Class K shares (Note B)	195,143
Administration & Supervisory fee — Institutional Class shares (Note B)	118,218
Transfer agency	43,296
Sub-transfer agency — Institutional Class shares	62,249
Legal	61,688
Fund accounting	57,659
Registration fees	38,907
Custody	33,758
Professional fees	27,589
Trustees' fees	14,210
Commitment fees	4,333
Miscellaneous	24,577
Total Expenses	1,902,402
Net Investment Income	3,281,922
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	672,411
Foreign currency transactions	(105,714)
566,697
Net change in unrealized appreciation (depreciation) on:
Investments	59,030,585
Translation of net assets and liabilities denominated in foreign currencies	(6,180)
59,024,405
Net realized and unrealized gain	59,591,102
NET INCREASE IN NET ASSETS FROM OPERATIONS	$62,873,024

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford Developed EAFE All Cap Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,281,922	$5,222,551
Net realized gain (loss)	566,697	(20,409,075)
Net change in unrealized appreciation (depreciation)	59,024,405	(217,876,779)
Net Increase (Decrease) in Net Assets from Operations	62,873,024	(233,063,303)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(1,315,372)
Class 3	—	(755,979)
Class K	—	(2,073,615)
Institutional Class	—	(1,321,019)
Total Distributions to Shareholders	—	(5,465,985)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	82,492,963 *
Class 3	—	88,645,931 *
Class K	16,257,506	45,155,999
Institutional Class	4,018,679	232,591,735
Dividends reinvested:
Class 2	—	1,315,372
Class 3	—	755,979
Class K	—	2,063,614
Institutional Class	—	1,320,743
Cost of shares redeemed:
Class 2	—	(7,500,000)
Class 3	—	(82,486,963)*
Class 4	—	(88,645,931)*
Class K	(11,440,700)	(62,875,742)
Institutional Class	(17,693,705)	(127,032,078)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(8,855,220)	85,801,622
Total Increase (Decrease) in Net Assets	54,017,804	(152,727,666)
NET ASSETS
Beginning of Period	564,715,505	717,443,171
End of Period	$618,733,309	$564,715,505

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.63		$17.34	$16.64	$13.13	$10.04	$12.06
From Investment Operations
Net investment income(a)	0.07		0.12	0.07	0.07	0.13	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		(5.72)	1.16	3.61	3.11	(2.08)
Net increase (decrease) in net asset value from investment operations	1.30		(5.60)	1.23	3.68	3.24	(1.93)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.20)	(0.17)	(0.15)	(0.03)
From net realized gain on investments	—		(0.11)	(0.33)	—	—	(0.06)
Total dividends and distributions	—		(0.11)	(0.53)	(0.17)	(0.15)	(0.09)
Net asset value, end of period	$12.93		$11.63	$17.34	$16.64	$13.13	$10.04
Total Return
Total return based on net asset value(b)	11.25%		(32.32)%	7.44%	27.95%	32.33%	(16.05)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$151,713		$136,363	$103,630	$221,181	$229,861	$181,679
Ratio of net expenses to average net assets	0.62	%*	0.64%	0.61%	0.64%	0.66%	0.67%
Ratio of net investment income to average net assets	1.11	%*	1.03%	0.37%	0.50%	1.08%	1.23%
Portfolio turnover rate(c)	5%		25%	14%	12%	19%	14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.75		$17.52	$16.80	$13.26	$10.13	$12.17
From Investment Operations
Net investment income(a)	0.07		0.12	0.08	0.07	0.14	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		(5.78)	1.19	3.65	3.15	(2.11)
Net increase (decrease) in net asset value from investment operations	1.33		(5.66)	1.27	3.72	3.29	(1.95)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.22)	(0.18)	(0.16)	(0.03)
From net realized gain on investments	—		(0.11)	(0.33)	—	—	(0.06)
Total dividends and distributions	—		(0.11)	(0.55)	(0.18)	(0.16)	(0.09)
Net asset value, end of period	$13.08		$11.75	$17.52	$16.80	$13.26	$10.13
Total Return
Total return based on net asset value(b)	11.29%		(32.27)%	7.51%	28.04%	32.42%	(15.99)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$88,145		$79,201	$108,808	$108,722	$84,911	$64,123
Ratio of net expenses to average net assets	0.55	%*	0.57%	0.54%	0.57%	0.59%	0.60%
Ratio of net investment income to average net assets	1.18	%*	0.97%	0.46%	0.55%	1.16%	1.31%
Portfolio turnover rate(c)	5%		25%	14%	12%	19%	14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.60		$17.31	$16.61	$13.11	$10.03	$12.06
From Investment Operations
Net investment income(a)	0.07		0.11	0.07	0.06	0.12	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		(5.71)	1.17	3.61	3.11	(2.04)
Net increase (decrease) in net asset value from investment operations	1.76		(5.60)	1.24	3.67	3.23	(1.93)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.21)	(0.17)	(0.15)	(0.04)
From net realized gain on investments	—		(0.11)	(0.33)	—	—	(0.06)
Total dividends and distributions	—		(0.11)	(0.54)	(0.17)	(0.15)	(0.10)
Net asset value, end of period	$13.36		$11.60	$17.31	$16.61	$13.11	$10.03
Total Return
Total return based on net asset value(b)	11.21%		(32.33)%	7.47%	27.98%	32.24%	(16.05)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$242,542		$214,016	$345,052	$246,283	$247,155	$152,397
Ratio of net expenses to average net assets	0.62	%*	0.64%	0.61%	0.64%	0.66%	0.67%
Ratio of net investment income to average net assets	1.11	%*	0.91%	0.38%	0.49%	1.04%	0.99%
Portfolio turnover rate(c)	5%		25%	14%	12%	19%	14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(C)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Developed EAFE All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.57		$17.27	$16.59	$13.10	$10.02	$12.06
From Investment Operations
Net investment income(a)	0.06		0.09	0.05	0.06	0.11	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		(5.68)	1.17	3.58	3.13	(2.00)
Net increase (decrease) in net asset value from investment operations	1.30		(5.59)	1.22	3.64	3.24	(1.94)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.21)	(0.15)	(0.16)	(0.04)
From net realized gain on investments	—		(0.11)	(0.33)	—	—	(0.06)
Total dividends and distributions	—		(0.11)	(0.54)	(0.15)	(0.16)	(0.10)
Net asset value, end of period	$12.87		$11.57	$17.27	$16.59	$13.10	$10.02
Total Return
Total return based on net asset value(b)	11.24%		(32.34)%	7.36%	27.77%	32.28%	(16.13)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$136,333		$135,136	$43,030	$12,143	$9,179	$1,862
Ratio of net expenses to average net assets	0.71	%*	0.71%	0.67%	0.76%	0.73%	0.77%
Ratio of net investment income to average net assets	0.99	%*	0.80%	0.29%	0.43%	0.89%	0.59%
Portfolio turnover rate(c)	5%		25%	14%	12%	19%	14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Value	% of Total Net Assets
Apparel	$25,362,458	5.2%
Auto Parts & Equipment	10,338,755	2.1
Banks	13,415,128	2.7
Beverages	15,265,559	3.1
Building Materials	2,249,820	0.5
Chemicals	5,055,812	1.0
Commercial Services	37,683,608	7.7
Cosmetics/Personal Care	24,956,687	5.1
Distribution/Wholesale	8,466,032	1.7
Diversified Financial Services	7,529,008	1.5
Electronics	34,479,260	7.1
Energy — Alternate Sources	1,939,528	0.4
Food	12,615,571	2.6
Hand/Machine Tools	7,463,555	1.5
Healthcare — Products	22,237,682	4.6
Healthcare — Services	7,253,842	1.5
Insurance	19,055,778	3.9
Internet	63,802,951	13.0
Investment Companies	17,086,513	3.5
Leisure Time	6,579,109	1.4
Machinery — Construction & Mining	12,512,469	2.6
Machinery — Diversified	35,838,049	7.3
Oil & Gas	2,127,177	0.4
Retail	33,041,321	6.8
Semiconductors	28,731,774	5.9
Software	14,865,866	3.0
Toys/Games/Hobbies	6,751,858	1.4
Transportation	6,085,745	1.2
Total Value of Investments	482,790,915	98.7
Other assets less liabilities	6,567,952	1.3
Net Assets	$489,358,867	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 96.3%
AUSTRALIA — 1.5%
Cochlear Ltd.	47,250	$7,239,084
BELGIUM — 1.5%
Anheuser-Busch InBev SA/NV	127,783	7,242,414
BRAZIL — 2.9%
MercadoLibre, Inc. *	7,783	9,219,742
Raia Drogasil SA	799,136	4,928,467
		14,148,209
CHINA — 5.9%
Alibaba Group Holding Ltd. *	422,088	4,393,864
Contemporary Amperex Technology Co., Ltd., Class A	110,104	3,478,873
LONGi Green Energy Technology Co., Ltd., Class A	490,200	1,939,527
Meituan, Class B *	301,700	4,730,933
Ping An Insurance Group Co. of China Ltd., Class H	874,000	5,582,166
Prosus NV *	119,520	8,752,946
		28,878,309
DENMARK — 1.2%
DSV A/S	28,974	6,085,745
FRANCE — 5.1%
Kering	8,699	4,803,579
LVMH Moet Hennessy Louis Vuitton SE	10,334	9,744,056
Remy Cointreau SA	49,982	8,023,145
Ubisoft Entertainment SA *	82,506	2,332,068
		24,902,848
GERMANY — 4.0%
adidas AG	30,315	5,884,992
Auto1 Group SE *	264,546	2,457,460
Nemetschek SE	65,086	4,859,110
Zalando SE *	224,119	6,463,410
		19,664,972

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
HONG KONG — 4.3%
AIA Group Ltd.	1,326,600	$13,473,612
Techtronic Industries Co., Ltd.	682,500	7,463,555
		20,937,167
INDIA — 1.1%
Housing Development Finance Corp., Ltd.	90,923	3,136,869
Reliance Industries Ltd.	68,242	2,127,178
		5,264,047
JAPAN — 21.8%
Cosmos Pharmaceutical Corp.	51,500	5,221,903
Denso Corp.	101,700	6,859,882
Kao Corp.	87,700	3,182,625
Keyence Corp.	15,900	7,554,992
Murata Manufacturing Co., Ltd.	121,500	6,979,073
Nidec Corp.	96,900	5,339,717
Nippon Paint Holdings Co., Ltd.	610,900	5,055,812
Olympus Corp.	509,300	8,059,853
Pigeon Corp.	147,400	2,034,871
Recruit Holdings Co., Ltd.	145,500	4,643,683
Shimano, Inc.	39,300	6,579,109
Shiseido Co., Ltd.	256,300	11,618,010
SMC Corp.	24,200	13,449,439
Sugi Holdings Co., Ltd.	52,700	2,354,655
Sysmex Corp.	101,300	6,938,745
Unicharm Corp.	218,400	8,121,181
Z Holdings Corp.	1,040,200	2,506,975
		106,500,525
NETHERLANDS — 7.5%
Adyen NV *	5,630	9,749,290
ASML Holding NV	20,386	14,786,547
EXOR NV	71,083	6,345,902
IMCD NV	41,752	6,008,572
		36,890,311
NEW ZEALAND — 1.6%
Xero Ltd. *	95,790	7,674,688

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
PORTUGAL — 2.6%
Jeronimo Martins SGPS SA	457,939	$12,615,571
SINGAPORE — 2.7%
United Overseas Bank Ltd.	646,473	13,415,128
SOUTH KOREA — 0.6%
Coupang, Inc. *	172,695	3,004,893
SWEDEN — 6.8%
Atlas Copco AB, A Shares	778,603	11,240,600
Atlas Copco AB, B Shares	288,168	3,593,018
Epiroc AB, B Shares	349,263	5,652,980
Investor AB, B Shares	536,894	10,740,611
Nibe Industrier AB, B Shares	236,615	2,249,820
		33,477,029
SWITZERLAND — 4.3%
Cie Financiere Richemont SA	82,846	14,072,885
Lonza Group AG	12,136	7,253,842
		21,326,727
TAIWAN — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	138,181	13,945,226
UNITED KINGDOM — 13.2%
Ashtead Group PLC	106,628	7,392,615
Auto Trader Group PLC	1,437,326	11,160,153
Burberry Group PLC	182,698	4,929,831
Farfetch Ltd., Class A *	326,203	1,970,266
Games Workshop Group PLC	48,656	6,751,858
Hargreaves Lansdown PLC	423,696	4,392,139
Intertek Group PLC	97,979	5,311,240
Rightmove PLC	1,200,747	7,976,868
Trainline PLC *	1,121,941	3,718,898
Weir Group PLC (The)	307,247	6,859,489
Wise PLC, Class A *	461,113	3,854,254
		64,317,611

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
UNITED STATES — 4.9%
Experian PLC	175,413	$6,732,527
Mettler-Toledo International, Inc. *	8,140	10,676,750
Spotify Technology SA *	39,660	6,367,413
		23,776,690
Total Common Stocks
(cost $398,776,430)		471,307,194
PREFERRED STOCKS — 2.4%
GERMANY — 2.4%
Sartorius AG 0.45% (cost $6,610,985)	33,146	11,483,721
TOTAL INVESTMENTS — 98.7%
(cost $405,387,415)		$482,790,915
Other assets less liabilities — 1.3%		6,567,952
NET ASSETS — 100.0%		$489,358,867

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$53,831,655	$417,475,539	$—	$471,307,194
Preferred Stocks **	—	11,483,721	—	11,483,721
Total	$53,831,655	$428,959,260	$—	$482,790,915

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

ASSETS
Investments, at value (cost $405,387,415)	$482,790,915
Cash	6,510,072
Foreign cash, at value (cost $117,676)	117,464
Dividends receivable	662,142
Tax reclaims receivable	494,635
Capital shares sold receivable	7,984
Prepaid assets	14,127
Total Assets	490,597,339
LIABILITIES
Advisory fee payable	427,342
Capital shares purchased payable	475,559
Shareholder Servicing fee payable	118,105
Administration & Supervisory fee payable	66,112
Deferred India capital gains tax liability (Note A)	58,773
Trustee fee payable	5,467
Commitment fee payable	1,668
Accrued expenses	85,446
Total Liabilities	1,238,472
NET ASSETS	$489,358,867
COMPOSITION OF NET ASSETS
Paid-in capital	$417,198,327
Total distributable earnings	72,160,540
$489,358,867
NET ASSET VALUE, PER SHARE
Class 2 ($201,329,164 / 13,528,989 shares outstanding), unlimited authorized, no par value	$14.88
Class 3 ($133,127,767 / 8,953,293 shares outstanding), unlimited authorized, no par value	$14.87
Class K ($134,547,475 / 9,076,843 shares outstanding), unlimited authorized, no par value	$14.82
Institutional Class ($20,354,461 / 1,378,455 shares outstanding), unlimited authorized, no par value	$14.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $344,962)	$3,623,563
Interest	69,310
Litigation income	12
Total Investment Income	3,692,885
EXPENSES
Advisory fee (Note B)	838,606
Administration & Supervisory fee — Institutional Class shares (Note B)	16,459
Shareholder Servicing fees — Class 2 shares (Note B)	164,859
Shareholder Servicing fees — Class 3 shares (Note B)	65,923
Shareholder Servicing fees — Class K shares (Note B)	113,935
Transfer agency	45,582
Sub-transfer agency — Institutional Class shares	8,025
Fund accounting	50,590
Legal	48,303
Professional fees	41,784
Custody	25,617
Registration fees	18,046
Trustees' fees	11,192
Commitment fees	3,413
Miscellaneous	14,183
Total Expenses	1,466,517
Net Investment Income	2,226,368
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	2,284,562
Foreign currency transactions	(29,898)
2,254,664
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $47,094) (Note A)	45,532,929
Translation of net assets and liabilities denominated in foreign currencies	(4,294)
45,528,635
Net realized and unrealized gain	47,783,299
NET INCREASE IN NET ASSETS FROM OPERATIONS	$50,009,667

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford EAFE Plus All Cap Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,226,368	$3,432,684
Net realized gain (loss)	2,254,664	(3,228,308)
Net change in unrealized appreciation (depreciation)	45,528,635	(201,820,026)
Net Increase (Decrease) in Net Assets from Operations	50,009,667	(201,615,650)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(4,407,369)
Class 3	—	(3,067,698)
Class K	—	(3,131,099)
Institutional Class	—	(443,381)
Total Distributions to Shareholders	—	(11,049,547)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	4,503,000	66,979,275 *
Class 3	—	48,661,226 *
Class K	303,348	14,784,641
Institutional Class	1,214,797	2,016,768
Dividends reinvested:
Class 2	—	4,407,368
Class 3	—	3,067,698
Class K	—	3,130,898
Institutional Class	—	441,482
Cost of shares redeemed:
Class 2	—	(7,100,000)
Class 3	(3,500,000)	(67,348,275)*
Class 4	—	(3,764,253)*
Class K	(4,639,133)	(3,894,300)
Institutional Class	(434,640)	(12,855,574)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(2,552,628)	48,526,954
Total Increase (Decrease) in Net Assets	47,457,039	(164,138,243)
NET ASSETS
Beginning of Period	441,901,828	606,040,071
End of Period	$489,358,867	$441,901,828

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.37		$19.93	$21.15	$16.71	$13.15	$16.11
From Investment Operations
Net investment income(a)	0.07		0.11	0.07	0.07	0.27	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.44		(6.32)	0.63	4.73	3.91	(2.81)
Net increase (decrease) in net asset value from investment operations	1.51		(6.21)	0.70	4.80	4.18	(2.64)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.28)	(0.14)	(0.33)	(0.09)
From net realized gain on investments	—		(0.34)	(1.64)	(0.22)	(0.29)	(0.23)
Total dividends and distributions	—		(0.35)	(1.92)	(0.36)	(0.62)	(0.32)
Net asset value, end of period	$14.88		$13.37	$19.93	$21.15	$16.71	$13.15
Total Return
Total return based on net asset value(b)	11.28%		(31.17)%	3.31%	28.77%	31.73%	(16.39)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$201,329		$176,604	$179,913	$343,888	$309,335	$232,937
Ratio of net expenses to average net assets	0.63	%*	0.64%	0.61%	0.62%	0.65%	0.68%
Ratio of net investment income to average net assets	0.92	%*	0.80%	0.32%	0.42%	1.76%	1.06%
Portfolio turnover rate(c)	6%		17%	10%	20%	11%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period August 3, 2020(a) through December 31, 2020	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$13.36		$19.90	$21.14	$17.57	$12.58	$12.67
From Investment Operations
Net investment income(b)	0.07		0.10	0.08	0.03	0.16	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.44		(6.29)	0.63	3.93	3.79	(0.13)
Net increase (decrease) in net asset value from investment operations	1.51		(6.19)	0.71	3.96	3.95	0.07
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.31)	(0.17)	(0.27)	(0.17)
From net realized gain on investments	—		(0.34)	(1.64)	(0.22)	—	—
Total dividends and distributions	—		(0.35)	(1.95)	(0.39)	(0.27)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—	—	0.00 (c)	0.01
Net asset value, end of period	$14.87		$13.36	$19.90	$21.14	$16.26	$12.58
Total Return
Total return based on net asset value(d)	11.32%		(31.12)%	3.38%	22.49%	31.37%	0.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$133,128		$122,784	$211,865	$146,565	$26,932	$19,890
Ratio of net expenses to average net assets	0.56	%*	0.57%	0.54%	0.54%*	0.60%	0.58%
Ratio of net investment income to average net assets	0.98	%*	0.69%	0.36%	0.35%*	1.06%	1.59%
Portfolio turnover rate(e)	6%		17%	10%	20%	12%	23%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to August 2, 2020. All shares of this class were redeemed at $16.18 on April 9, 2018. New shares were issued at $17.57 on August 3, 2020.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.32		$19.86	$21.09	$16.66	$13.12	$16.10
From Investment Operations
Net investment income(a)	0.07		0.10	0.07	0.07	0.26	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.43		(6.29)	0.63	4.73	3.91	(2.68)
Net increase (decrease) in net asset value from investment operations	1.50		(6.19)	0.70	4.80	4.17	(2.64)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.29)	(0.15)	(0.34)	(0.11)
From net realized gain on investments	—		(0.34)	(1.64)	(0.22)	(0.29)	(0.23)
Total dividends and distributions	—		(0.35)	(1.93)	(0.37)	(0.63)	(0.34)
Net asset value, end of period	$14.82		$13.32	$19.86	$21.09	$16.66	$13.12
Total Return
Total return based on net asset value(b)	11.26%		(31.19)%	3.33%	28.78%	31.72%	(16.36)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$134,547		$124,889	$166,910	$202,514	$114,922	$64,827
Ratio of net expenses to average net assets	0.63	%*	0.64%	0.61%	0.62%	0.65%	0.68%
Ratio of net investment income to average net assets	0.91	%*	0.70%	0.31%	0.40%	1.73%	0.42%
Portfolio turnover rate(c)	6%		17%	10%	20%	11%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford EAFE Plus All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.28		$19.81	$21.05	$16.63	$13.10	$16.09
From Investment Operations
Net investment income(a)	0.06		0.10	0.05	0.05	0.26	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.43		(6.28)	0.62	4.72	3.88	(2.73)
Net increase (decrease) in net asset value from investment operations	1.49		(6.18)	0.67	4.77	4.14	(2.66)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.27)	(0.13)	(0.32)	(0.10)
From net realized gain on investments	—		(0.34)	(1.64)	(0.22)	(0.29)	(0.23)
Total dividends and distributions	—		(0.35)	(1.91)	(0.35)	(0.61)	(0.33)
Net asset value, end of period	$14.77		$13.28	$19.81	$21.05	$16.63	$13.10
Total Return
Total return based on net asset value(b)	11.22%		(31.22)%	3.20%	28.68%	31.60%	(16.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,354		$17,625	$42,442	$39,894	$23,378	$10,768
Ratio of net expenses to average net assets	0.71	%*	0.73%	0.72%	0.72%	0.75%	0.78%
Ratio of net investment income to average net assets	0.84	%*	0.65%	0.21%	0.30%	1.72%	0.47%
Portfolio turnover rate(c)	6%		17%	10%	20%	11%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Value	% of Total Net Assets
Airlines	$52,390,703	1.1%
Apparel	40,011,280	0.8
Auto Manufacturers	137,426,608	2.9
Auto Parts & Equipment	77,354,817	1.6
Banks	457,743,186	9.6
Beverages	24,477,352	0.5
Biotechnology	35,802,539	0.7
Building Materials	98,048,098	2.0
Chemicals	72,215,012	1.5
Computers	104,903,978	2.2
Diversified Financial Services	256,312,969	5.4
Electronics	45,717,903	1.0
Food *	0	0.0
Gas	46,325,915	1.0
Home Furnishings	124,962,848	2.6
Insurance	155,455,984	3.2
Internet	944,699,463	19.7
Machinery — Construction & Mining	34,750,975	0.7
Mining	198,836,130	4.2
Oil & Gas	525,371,379	11.0
Real Estate	25,816,928	0.5
Retail	77,028,249	1.6
Semiconductors	1,002,006,371	20.9
Software	62,234,112	1.3
Telecommunications	110,513,457	2.3
Transportation	27,483,214	0.6
Total Value of Investments	4,737,889,470	98.9
Other assets less liabilities	51,172,162	1.1
Net Assets	$4,789,061,632	100.0%

*  The Fund's holdings in the Food industry are Russian securities valued at $0 as of the date of this report.

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 95.1%
BRAZIL — 10.8%
B3 SA — Brasil Bolsa Balcao	27,730,700	$84,613,326
Banco Bradesco SA ADR	19,500,925	67,473,201
MercadoLibre, Inc. *	143,217	169,654,858
Petroleo Brasileiro SA ADR	14,267,075	197,313,647
		519,055,032
CANADA — 0.1%
Valeura Energy, Inc. *	3,982,783	5,471,723
CHILE — 0.7%
Lundin Mining Corp.	4,465,067	34,985,767
CHINA — 24.6%
Alibaba Group Holding Ltd. *	14,555,020	151,515,293
Anker Innovations Technology Co., Ltd., Class A	3,232,200	39,004,664
Baidu, Inc., Class A *	3,242,750	55,307,633
BeiGene Ltd. *	1,718,795	23,567,387
Brilliance China Automotive Holdings Ltd.	50,358,000	20,500,513
China Merchants Bank Co., Ltd., Class H	14,883,000	67,882,725
Contemporary Amperex Technology Co., Ltd., Class A	1,358,901	42,936,165
Geely Automobile Holdings Ltd.	18,697,000	22,957,041
Haier Smart Home Co., Ltd., Class H	15,752,880	49,677,586
JD.com, Inc., Class A	2,965,285	50,571,655
KE Holdings, Inc. ADR *	359,307	5,335,709
KE Holdings, Inc., Class A *	4,146,424	20,481,219
Kuaishou Technology *	2,462,900	16,927,893
Li Ning Co., Ltd.	4,444,500	24,001,109
Lufax Holding Ltd. ADR	6,343,355	9,070,998
Meituan, Class B *	3,380,190	53,004,479
Midea Group Co., Ltd., Class A	4,463,270	36,280,598
Minth Group Ltd.	12,518,000	34,418,652
Ping An Bank Co., Ltd., Class A	19,575,809	30,342,538
Ping An Insurance Group Co. of China Ltd., Class H	14,043,000	89,691,481
Shenzhou International Group Holdings Ltd.	4,165,900	40,011,280
Silergy Corp.	3,670,000	45,717,903
Tencent Holdings Ltd.	4,245,000	179,993,006
Tencent Music Entertainment Group ADR *	3,258,592	24,048,409
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Zai Lab Ltd. *	4,446,930	$12,235,151
Zijin Mining Group Co., Ltd., Class H	23,218,000	34,383,091
		1,179,864,178
INDIA — 14.1%
Delhivery Ltd. *	5,907,980	27,483,214
HDFC Life Insurance Co., Ltd.	8,278,362	65,764,502
Housing Development Finance Corp., Ltd.	4,713,835	162,628,645
Reliance Industries Ltd.	6,612,635	206,123,025
Tata Consultancy Services Ltd.	2,177,170	87,973,664
Tech Mahindra Ltd.	4,494,977	62,234,112
UltraTech Cement Ltd.	420,763	42,603,394
WNS Holdings Ltd. ADR *	229,657	16,930,314
		671,740,870
INDONESIA — 2.4%
Bank Rakyat Indonesia Persero Tbk PT	314,391,663	114,781,775
MEXICO — 4.5%
Cemex SAB de CV, Participating Certificate, ADR *	7,831,173	55,444,705
Fomento Economico Mexicano SAB de CV ADR	220,835	24,477,351
Grupo Financiero Banorte SAB de CV, Class O	9,777,055	80,434,941
Wal-Mart de Mexico SAB de CV	13,369,650	53,027,139
		213,384,136
PANAMA — 1.1%
Copa Holdings SA, Class A	473,781	52,390,703
PERU — 0.9%
Credicorp Ltd.	287,175	42,398,517
POLAND — 1.1%
Allegro.eu SA *	3,717,023	29,288,971
KGHM Polska Miedz SA	897,734	24,857,510
		54,146,481
RUSSIA — 0.0% (a)
Magnit PJSC *(b)	362,537	0
Magnit PJSC GDR Reg S *(b)	2	0
MMC Norilsk Nickel PJSC *(b)	548,127	0

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
MMC Norilsk Nickel PJSC ADR *(b)	2	$0
Moscow Exchange MICEX-RTS PJSC (b)	14,557,370	0
Ozon Holdings PLC ADR *(b)	1,051,835	0
Sberbank of Russia PJSC (b)	31,444,360	0
		0
SINGAPORE — 1.0%
Sea Ltd. ADR *	838,919	48,690,859
SOUTH AFRICA — 2.5%
FirstRand Ltd.	8,227,356	29,978,696
Naspers Ltd., N Shares	515,594	93,147,856
		123,126,552
SOUTH KOREA — 15.2%
Coupang, Inc. *	3,234,012	56,271,809
Doosan Bobcat, Inc.	777,426	34,750,975
Hyundai Motor Co.	597,409	93,969,054
LG Chem Ltd.	141,859	72,215,012
NAVER Corp.	116,275	16,276,743
Samsung Electronics Co., Ltd.	4,900,919	269,860,686
Samsung SDI Co., Ltd.	134,480	68,670,131
SK Hynix, Inc.	1,295,836	113,857,863
		725,872,273
TAIWAN — 12.1%
Accton Technology Corp.	3,720,000	41,843,326
MediaTek, Inc.	2,359,000	52,218,481
Taiwan Semiconductor Manufacturing Co., Ltd.	26,264,310	485,189,350
		579,251,157
THAILAND — 1.8%
PTT Exploration & Production PCL	14,683,500	62,216,477
SCB X PCL	8,120,800	24,450,794
		86,667,271
ZAMBIA — 2.2%
First Quantum Minerals Ltd.	4,421,882	104,609,762
Total Common Stocks
(cost $4,230,589,037)		4,556,437,056

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
PREFERRED STOCKS — 3.8%
BRAZIL — 2.1%
Petroleo Brasileiro SA ADR 13.73%	4,385,328	$54,246,508
Raizen SA 4.76%	50,759,210	46,325,915
		100,572,423
SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd. 1.81%	1,782,310	80,879,991
Total Preferred Stocks
(cost $152,791,312)		181,452,414
TOTAL INVESTMENTS — 98.9%
(cost $4,383,380,349)		$4,737,889,470
Other assets less liabilities — 1.1%		51,172,162
NET ASSETS — 100.0%		$4,789,061,632

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act"), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2023, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,153,144,251	$3,403,292,805	$0	$4,556,437,056
Preferred Stocks **	100,572,423	80,879,991	—	181,452,414
Total	$1,253,716,674	$3,484,172,796	$0	$4,737,889,470

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended June 30, 2023.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $4,383,380,349)	$4,737,889,470
Cash	62,695,596
Foreign cash, at value (cost $881,047)	881,216
Dividends receivable	33,394,586
Receivable for investments sold	5,674,090
Capital shares sold receivable	3,361,160
Tax reclaims receivable	165,400
Receivable for India capital gains tax refunds (Note A)	2,231,086
Prepaid assets	68,578
Total Assets	4,846,361,182
LIABILITIES
Advisory fee payable	6,137,057
Capital shares purchased payable	15,260,843
Payable for investment purchased	16,393,064
Deferred India capital gains tax liability (Note A)	16,918,612
Administration & Supervisory fee payable	1,251,025
Shareholder Servicing fee payable	190,902
Trustee fee payable	53,741
Commitment fee payable	16,331
Accrued expenses	1,077,975
Total Liabilities	57,299,550
NET ASSETS	$4,789,061,632
COMPOSITION OF NET ASSETS
Paid-in capital	$4,826,448,686
Total accumulated (loss)	(37,387,054)
$4,789,061,632
NET ASSET VALUE, PER SHARE
Class 2 ($57,533,493 / 3,024,443 shares outstanding), unlimited authorized, no par value	$19.02
Class 3 ($445,463,046 / 23,200,411 shares outstanding), unlimited authorized, no par value	$19.20
Class 5 ($1,263,358,282 / 63,843,824 shares outstanding), unlimited authorized, no par value	$19.79
Class K ($2,083,466,028 / 110,048,187 shares outstanding), unlimited authorized, no par value	$18.93
Institutional Class ($939,240,783 / 49,634,003 shares outstanding), unlimited authorized, no par value	$18.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $10,473,998)	$91,733,912
Non-cash income	10,880,000
Interest	579,463
Litigation income	1,839
Total Investment Income	103,195,214
EXPENSES
Advisory fee (Note B)	12,195,471
Shareholder Servicing fees — Class 2 shares (Note B)	47,009
Shareholder Servicing fees — Class 3 shares (Note B)	157,683
Shareholder Servicing fees — Class 4 shares (Note B)	39,398
Shareholder Servicing fees — Class 5 shares (Note B)	121,599
Administration & Supervisory fee — Class K shares (Note B)	1,729,543
Administration & Supervisory fee — Institutional Class shares (Note B)	759,036
Transfer agency	130,561
Sub-transfer agency — Institutional Class shares	364,564
Custody	1,294,750
Legal	469,005
Fund accounting	390,205
Trustees' fees	108,294
Registration fees	45,240
Commitment fees	32,988
Professional fees	28,684
Line of credit interest	8,326
Miscellaneous	137,824
Total Expenses	18,060,180
Net Investment Income	85,135,034
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $313,601)	(124,299,678)
Foreign currency transactions	124,322
(124,175,356)
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $2,969,021) (Note A)	530,366,993
Translation of net assets and liabilities denominated in foreign currencies	(201,871)
530,165,122
Net realized and unrealized gain	405,989,766
NET INCREASE IN NET ASSETS FROM OPERATIONS	$491,124,800

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets Equities Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$85,135,034	$194,099,878
Net realized (loss)	(124,175,356)	(177,106,556)
Net change in unrealized appreciation (depreciation)	530,165,122	(1,677,360,758)
Net Increase (Decrease) in Net Assets from Operations	491,124,800	(1,660,367,436)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(2,673,322)
Class 3	—	(11,120,134)
Class 4	—	(9,560,421)
Class 5	—	(59,441,029)
Class K	—	(103,143,708)
Institutional Class	—	(43,187,502)
Total Distributions to Shareholders	—	(229,126,116)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	3,592,367 *
Class 3	201,944,953 *	—
Class 4	10	—
Class 5	—	5,000,000
Class K	161,620,673 *	649,159,308 *
Institutional Class	140,902,758	529,206,581
Dividends reinvested:
Class 2	—	2,673,322
Class 3	—	11,120,134
Class 4	—	9,560,421
Class 5	—	59,441,029
Class K	—	82,369,239
Institutional Class	—	42,294,883
Cost of shares redeemed:
Class 2	(60,000)	(80,000)
Class 4	(201,944,953)*	—
Class 5	(29,000,000)	(144,626,367)*
Class K	(246,121,924)	(613,627,474)
Institutional Class	(132,447,578)*	(558,503,670)*
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(105,103,061)	77,579,773
Total Increase (Decrease) in Net Assets	386,021,739	(1,811,913,779)
NET ASSETS
Beginning of Period	4,403,039,893	6,214,953,672
End of Period	$4,789,061,632	$4,403,039,893

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$17.13		$24.55	$27.66	$21.71	$17.62		$22.82
From Investment Operations
Net investment income(a)	0.33		0.77	0.34	0.19	0.63		0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		(7.26)	(2.76)	6.11	4.30		(3.70)
Net increase (decrease) in net asset value from investment operations	1.89		(6.49)	(2.42)	6.30	4.93		(3.42)
Dividends and Distributions to Shareholders
From net investment income	—		(0.93)	(0.33)	(0.35)	(0.65)		(0.23)
From net realized gain on investments	—		—	(0.36)	—	(0.19)		(1.55)
Total dividends and distributions	—		(0.93)	(0.69)	(0.35)	(0.84)		(1.78)
Net asset value, end of period	$19.02		$17.13	$24.55	$27.66	$21.71		$17.62
Total Return
Total return based on net asset value(b)	11.08%		(26.44)%	(8.75)%	29.06%	28.00%		(14.92)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$57,533		$51,848	$66,301	$144,906	$118,856		$191,177
Ratio of net expenses to average net assets	0.81	%*	0.83%	0.78%	0.80%	0.83%		0.84%
Ratio of net investment income to average net assets	3.65	%*(c)	3.96%	1.20%	0.90%	3.29	%(c)	1.31%
Portfolio turnover rate(d)	10%		15%	19%	24%	15%		22%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$17.28		$24.76	$27.92	$21.91	$17.77		$23.00
From Investment Operations
Net investment income(a)	0.40		0.78	0.50	0.20	0.71		0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		(7.32)	(2.93)	6.18	4.29		(3.72)
Net increase (decrease) in net asset value from investment operations	1.92		(6.54)	(2.43)	6.38	5.00		(3.43)
Dividends and Distributions to Shareholders
From net investment income	—		(0.94)	(0.37)	(0.37)	(0.67)		(0.25)
From net realized gain on investments	—		—	(0.36)	—	(0.19)		(1.55)
Total dividends and distributions	—		(0.94)	(0.73)	(0.37)	(0.86)		(1.80)
Net asset value, end of period	$19.20		$17.28	$24.76	$27.92	$21.91		$17.77
Total Return
Total return based on net asset value(b)	11.12%		(26.39)%	(8.68)%	29.15%	28.09%		(14.86)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$445,463		$214,704	$291,674	$168,460	$344,702		$167,268
Ratio of net expenses to average net assets	0.74	%*	0.76%	0.71%	0.73%	0.76%		0.77%
Ratio of net investment income to average net assets	4.35	%*(c)	3.97%	1.79%	0.95%	3.45	%(c)	1.33%
Portfolio turnover rate(d)	10%		15%	19%	24%	15%		22%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$17.80		$25.47	$28.69	$22.50	$18.23		$23.55
From Investment Operations
Net investment income(a)	0.36		0.82	0.49	0.24	0.72		0.31
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		(7.53)	(2.96)	6.33	4.42		(3.81)
Net increase (decrease) in net asset value from investment operations	1.99		(6.71)	(2.47)	6.57	5.14		(3.50)
Dividends and Distributions to Shareholders
From net investment income	—		(0.96)	(0.39)	(0.38)	(0.68)		(0.27)
From net realized gain on investments	—		—	(0.36)	—	(0.19)		(1.55)
Total dividends and distributions	—		(0.96)	(0.75)	(0.38)	(0.87)		(1.82)
Net asset value, end of period	$19.79		$17.80	$25.47	$28.69	$22.50		$18.23
Total Return
Total return based on net asset value(b)	11.17%		(26.33)%	(8.61)%	29.25%	28.19%		(14.80)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,263,358		$1,162,457	$1,746,589	$1,953,356	$1,331,946		$1,063,434
Ratio of net expenses to average net assets	0.66	%*	0.68%	0.63%	0.65%	0.68%		0.69%
Ratio of net investment income to average net assets	3.80	%*(c)	4.01%	1.68%	1.08%	3.47	%(c)	1.41%
Portfolio turnover rate(d)	10%		15%	19%	24%	15%		22%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$17.04		$24.44	$27.56	$21.64	$17.57		$22.79
From Investment Operations
Net investment income(a)	0.33		0.76	0.44	0.20	0.71		0.34
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		(7.23)	(2.85)	6.08	4.21		(3.75)
Net increase (decrease) in net asset value from investment operations	1.89		(6.47)	(2.41)	6.28	4.92		(3.41)
Dividends and Distributions to Shareholders
From net investment income	—		(0.93)	(0.35)	(0.36)	(0.66)		(0.26)
From net realized gain on investments	—		—	(0.36)	—	(0.19)		(1.55)
Total dividends and distributions	—		(0.93)	(0.71)	(0.36)	(0.85)		(1.81)
Net asset value, end of period	$18.93		$17.04	$24.44	$27.56	$21.64		$17.57
Total Return
Total return based on net asset value(b)	11.09%		(26.47)%	(8.72)%	29.04%	28.00%		(14.91)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,083,466		$1,949,586	$2,654,520	$2,441,338	$1,328,535		$499,172
Ratio of net expenses to average net assets	0.81	%*	0.83%	0.78%	0.80%	0.83%		0.84%
Ratio of net investment income to average net assets	3.64	%*(c)	3.94%	1.58%	0.95%	3.55	%(c)	1.65%
Portfolio turnover rate(d)	10%		15%	19%	24%	15%		22%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$17.04		$24.43	$27.55	$21.64	$17.56		$22.80
From Investment Operations
Net investment income(a)	0.33		0.74	0.41	0.18	0.79		0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.55		(7.22)	(2.85)	6.07	4.12		(3.54)
Net increase (decrease) in net asset value from investment operations	1.88		(6.48)	(2.44)	6.25	4.91		(3.43)
Dividends and Distributions to Shareholders
From net investment income	—		(0.91)	(0.32)	(0.34)	(0.64)		(0.26)
From net realized gain on investments	—		—	(0.36)	—	(0.19)		(1.55)
Total dividends and distributions	—		(0.91)	(0.68)	(0.34)	(0.83)		(1.81)
Net asset value, end of period	$18.92		$17.04	$24.43	$27.55	$21.64		$17.56
Total Return
Total return based on net asset value(b)	11.03%		(26.52)%	(8.82)%	28.91%	27.94%		(14.98)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$939,241		$838,274	$1,203,032	$1,226,335	$663,593		$255,795
Ratio of net expenses to average net assets	0.89	%*	0.91%	0.87%	0.89%	0.92%		0.95%
Ratio of net investment income to average net assets	3.58	%*(c)	3.81%	1.46%	0.86%	3.81	%(c)	0.68%
Portfolio turnover rate(d)	10%		15%	19%	24%	15%		22%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Value	% of Total Net Assets
Airlines	$11,058	1.3%
Auto Manufacturers	16,673	1.9
Auto Parts & Equipment	9,489	1.1
Banks	137,936	15.6
Building Materials	22,731	2.6
Chemicals	15,272	1.7
Commercial Services	1,440	0.2
Computers	29,814	3.4
Diversified Financial Services	19,976	2.3
Electronics	6,207	0.7
Food *	0	0.0
Gas	4,107	0.5
Insurance	18,287	2.1
Internet	96,991	11.0
Investment Companies	5,172	0.6
Leisure Time	7,150	0.8
Machinery — Construction & Mining	6,750	0.8
Mining	53,052	6.0
Miscellaneous Manufacturing	5,630	0.6
Oil & Gas	100,968	11.4
Retail	16,706	1.9
Semiconductors	215,139	24.4
Software	12,405	1.4
Telecommunications	16,340	1.8
Transportation	6,429	0.7
Total Value of Investments	835,722	94.8
Other assets less liabilities	46,115	5.2
Net Assets	$881,837	100.0%

*  The Fund's holdings in the Food industry are Russian securities valued at $0 as of the date of this report.

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 91.9%
BRAZIL — 11.8%
B3 SA — Brasil Bolsa Balcao	4,600	$14,036
Banco Bradesco SA ADR	2,757	9,539
MercadoLibre, Inc. *	33	39,092
NU Holdings Ltd., Class A *	693	5,468
Petroleo Brasileiro SA ADR	2,598	35,930
		104,065
CANADA — 1.2%
Ivanhoe Mines Ltd., Class A *	1,154	10,541
CHILE — 1.1%
Lundin Mining Corp.	1,201	9,410
INDIA — 19.6%
Delhivery Ltd. *	1,382	6,429
Escorts Kubota Ltd.	205	5,630
HDFC Bank Ltd.	2,000	41,506
HDFC Life Insurance Co., Ltd.	2,302	18,287
ICICI Bank Ltd.	1,017	11,644
Reliance Industries Ltd.	1,242	38,715
Reliance Industries Ltd. GDR	99	6,165
Samvardhana Motherson International Ltd.	6,153	6,448
Tata Consultancy Services Ltd.	412	16,648
Tech Mahindra Ltd.	896	12,405
UltraTech Cement Ltd.	85	8,606
		172,483
INDONESIA — 3.7%
Bank Mandiri Persero Tbk PT	25,600	8,909
Bank Rakyat Indonesia Persero Tbk PT	51,200	18,693
Vale Indonesia Tbk PT	12,300	5,191
		32,793
MEXICO — 5.7%
Cemex SAB de CV, Participating Certificate, ADR *	1,995	14,125
Grupo Financiero Banorte SAB de CV, Class O	2,378	19,563
Wal-Mart de Mexico SAB de CV	4,212	16,706
		50,394

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
PANAMA — 1.3%
Copa Holdings SA, Class A	100	$11,058
PERU — 1.3%
Credicorp Ltd.	79	11,664
POLAND — 1.4%
Allegro.eu SA *	858	6,761
KGHM Polska Miedz SA	210	5,814
		12,575
RUSSIA — 0.0% (a)
Magnit PJSC *(b)	87	0
MMC Norilsk Nickel PJSC *(b)	94	0
MMC Norilsk Nickel PJSC ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC (b)	2,760	0
Ozon Holdings PLC ADR *(b)	142	0
Sberbank of Russia PJSC (b)	5,512	0
		0
SAUDI ARABIA — 0.7%
Saudi Tadawul Group Holding Co.	118	5,940
SINGAPORE — 1.9%
Sea Ltd. ADR *	295	17,122
SOUTH AFRICA — 3.2%
FirstRand Ltd.	1,270	4,627
Naspers Ltd., N Shares	104	18,789
Remgro Ltd.	662	5,172
		28,588
SOUTH KOREA — 16.7%
Coupang, Inc. *	411	7,151
Doosan Bobcat, Inc.	151	6,750
Hanon Systems	436	3,040
Hyundai Motor Co.	106	16,673
Koh Young Technology, Inc.	527	6,207
LG Chem Ltd.	30	15,272
NAVER Corp.	40	5,599

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
NCSoft Corp.	11	$2,477
Samsung Electronics Co., Ltd.	923	50,824
Samsung SDI Co., Ltd.	32	16,340
SK Hynix, Inc.	194	17,046
		147,379
TAIWAN — 17.4%
Advantech Co., Ltd.	1,000	13,166
MediaTek, Inc.	1,000	22,136
Merida Industry Co., Ltd.	1,000	7,150
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	110,840
		153,292
THAILAND — 2.2%
PTT Exploration & Production PCL	3,000	12,711
SCB X PCL	2,100	6,323
		19,034
URUGUAY — 0.2%
Dlocal Ltd. *	118	1,440
ZAMBIA — 2.5%
First Quantum Minerals Ltd.	934	22,096
Total Common Stocks
(cost $946,003)		809,874
PREFERRED STOCKS — 2.9%
BRAZIL — 1.3%
Petroleo Brasileiro SA ADR 13.73%	602	7,447
Raizen SA 4.76%	4,500	4,107
		11,554
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 1.81%	315	14,294
Total Preferred Stocks
(cost $30,258)		25,848

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

Value
TOTAL INVESTMENTS — 94.8%
(cost $976,261)	$835,722
Other assets less liabilities — 5.2%	46,115
NET ASSETS — 100.0%	$881,837

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$250,113	$559,761	$0	$809,874
Preferred Stocks **	11,554	14,294	—	25,848
Total	$261,667	$574,055	$0	$835,722

**  Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended June 30, 2023.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

ASSETS
Investments, at value (cost $976,261)	$835,722
Cash	66,377
Due from Manager	17,608
Dividends receivable	6,015
Prepaid assets	16,639
Total Assets	942,361
LIABILITIES
Advisory fee payable	1,157
Deferred India capital gains tax liability (Note A)	1,298
Administration & Supervisory fee payable	357
Trustee fee payable	9
Commitment fee payable	3
Accrued expenses	57,700
Total Liabilities	60,524
NET ASSETS	$881,837
COMPOSITION OF NET ASSETS
Paid-in capital	$1,035,709
Total accumulated (loss)	(153,872)
$881,837
NET ASSET VALUE, PER SHARE
Class K ($440,918 / 52,504 shares outstanding), unlimited authorized, no par value	$8.40
Institutional Class ($440,919 / 52,504 shares outstanding), unlimited authorized, no par value	$8.40

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,132)	$16,176
Interest	347
Total Investment Income	16,523
EXPENSES
Advisory fee (Note B)	2,245
Administration & Supervisory fee — Class K shares (Note B)	347
Administration & Supervisory fee — Institutional Class shares (Note B)	347
Transfer agency	17,274
Fund accounting	48,494
Registration fees	17,297
Professional fees	16,573
Custody	3,601
Legal	486
Trustees' fees	19
Commitment fees	5
Miscellaneous	2,260
Total Expenses	108,948
Fees waived/expenses reimbursed	(105,397)
Total Expenses after Waiver	3,551
Net Investment Income	12,972
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(5,898)
Foreign currency transactions	662
(5,236)
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $1,298) (Note A)	123,820
Translation of net assets and liabilities denominated in foreign currencies	(42)
123,778
Net realized and unrealized gain	118,542
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$131,514

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets ex China Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,972	$34,232
Net realized (loss)	(5,236)	(19,439)
Net change in unrealized appreciation (depreciation)	123,778	(266,810)
Net Increase (Decrease) in Net Assets from Operations	131,514	(252,017)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	17,855
Institutional Class	—	(17,854)
Total Distributions to Shareholders	—	(35,709)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	17,855
Institutional Class	—	17,854
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	35,709
Total Increase (Decrease) in Net Assets	131,514	(252,017)
NET ASSETS
Beginning of Period	750,323	1,002,340
End of Period	$881,837	$750,323

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets ex China Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$7.15		$10.02	$10.00
From Investment Operations
Net investment income(b)	0.12		0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.13		(2.85)	0.01
Net Increase (Decrease) in Net Asset Value from Investment Operations	1.25		(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.36)	—
Total dividends and distributions	—		(0.36)	—
Net asset value, end of period	$8.40		$7.15	$10.02
Total Return
Total return based on net asset value(c)	17.62%		(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$441		$375	$501
Ratio of net expenses to average net assets, before waiver	26.69	%*	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87	%*
Ratio of net investment income to average net assets	3.18	%*	4.24%	17.62	%*
Portfolio turnover rate(d)	25%		13%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Emerging Markets ex China Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$7.15		$10.02	$10.00
From Investment Operations
Net investment income(b)	0.12		0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.13		(2.85)	0.01
Net Increase (Decrease) in Net Asset Value from Investment Operations	1.25		(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.36)	—
Total dividends and distributions	—		(0.36)	—
Net asset value, end of period	$8.40		$7.15	$10.02
Total Return
Total return based on net asset value(c)	17.62%		(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$441		$375	$501
Ratio of net expenses to average net assets, before waiver	26.69	%*	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87	%*
Ratio of net investment income to average net assets	3.18	%*	4.24%	17.62	%*
Portfolio turnover rate(d)	25%		13%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Value	% of Total Net Assets
Advertising	$17,525,620	1.6%
Airlines	25,950,631	2.4
Apparel	6,421,562	0.6
Auto Manufacturers	27,147,679	2.5
Auto Parts & Equipment	4,721,649	0.4
Banks *	0	0.0
Beverages	16,404,721	1.5
Biotechnology	53,452,925	4.9
Building Materials	61,197,291	5.7
Chemicals	11,610,050	1.1
Commercial Services	85,686,763	7.9
Cosmetics/Personal Care	18,468,725	1.7
Distribution/Wholesale	14,773,490	1.4
Diversified Financial Services	64,124,320	5.9
Healthcare — Products	45,694,940	4.2
Healthcare — Services	32,832,587	3.0
Home Furnishings	3,249,191	0.3
Insurance	64,937,056	6.0
Internet	194,016,549	17.9
Leisure Time	3,035,385	0.3
Lodging	7,406,972	0.7
Machinery — Construction & Mining	7,475,997	0.7
Machinery — Diversified	22,070,912	2.0
Media	5,256,231	0.5
Metal Fabricate/Hardware	9,187,507	0.9
Mining	33,963,387	3.1
Miscellaneous Manufacturing	9,636,511	0.9
Oil & Gas	29,254,033	2.7
Real Estate	15,011,643	1.4
Retail	21,377,695	2.0
Semiconductors	76,293,803	7.1
Software	78,728,874	7.3
Total Value of Investments	1,066,914,699	98.6
Other assets less liabilities	15,186,357	1.4
Net Assets	$1,082,101,056	100.0%

*  The Fund's holdings in the Banks industry are Russian securities valued at $0 as of the date of this report.

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 3.4%
BHP Group Ltd.	614,251	$18,332,320
Rio Tinto PLC	245,966	15,631,067
Woodside Energy Group Ltd.	133,049	3,080,534
		37,043,921
BRAZIL — 1.9%
B3 SA — Brasil Bolsa Balcao	3,713,400	11,330,515
MercadoLibre, Inc. *	7,483	8,864,362
		20,194,877
CANADA — 1.1%
Shopify, Inc., Class A *	195,019	12,598,227
CHINA — 5.9%
Alibaba Group Holding Ltd. *	834,432	8,686,296
Li Auto, Inc., Class A *	722,236	12,504,789
Ping An Insurance Group Co. of China Ltd., Class H	1,652,000	10,551,188
Prosus NV *	436,405	31,959,750
		63,702,023
DENMARK — 0.7%
Genmab A/S *	19,927	7,551,490
FRANCE — 2.2%
Adevinta ASA *	468,111	3,076,105
Pernod Ricard SA	74,238	16,404,721
Sartorius Stedim Biotech	19,446	4,856,714
		24,337,540
GERMANY — 1.4%
adidas AG	33,079	6,421,562
Deutsche Boerse AG	47,021	8,680,760
		15,102,322

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
HONG KONG — 2.9%
AIA Group Ltd.	1,763,200	$17,907,940
Prudential PLC	958,906	13,543,008
		31,450,948
INDIA — 3.6%
Housing Development Finance Corp., Ltd.	367,955	12,694,552
Reliance Industries Ltd. GDR	420,290	26,173,499
		38,868,051
IRELAND — 4.7%
CRH PLC	443,789	24,547,877
Ryanair Holdings PLC ADR *	234,635	25,950,631
		50,498,508
JAPAN — 5.1%
CyberAgent, Inc.	555,400	4,060,106
Denso Corp.	70,000	4,721,650
Hoshizaki Corp.	90,500	3,249,191
Olympus Corp.	898,000	14,211,169
Shiseido Co., Ltd.	232,100	10,521,030
SMC Corp.	18,300	10,170,443
Sysmex Corp.	116,500	7,979,899
		54,913,488
MACAU — 0.7%
Sands China Ltd. *	2,162,800	7,406,972
NETHERLANDS — 1.2%
Adyen NV *	4,212	7,293,785
ASM International NV	13,061	5,545,755
		12,839,540
NORWAY — 0.5%
Schibsted ASA, A Shares	299,308	5,256,231
RUSSIA — 0.0% (a)
Sberbank of Russia PJSC (b)	1,284,860	0

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
SINGAPORE — 0.6%
Sea Ltd. ADR *	110,469	$6,411,621
SOUTH KOREA — 1.1%
Coupang, Inc. *	376,750	6,555,450
Samsung Electronics Co., Ltd.	97,534	5,370,542
		11,925,992
SWEDEN — 1.8%
Atlas Copco AB, B Shares	954,444	11,900,468
Epiroc AB, B Shares	461,896	7,475,997
		19,376,465
SWITZERLAND — 1.4%
Cie Financiere Richemont SA	88,385	15,013,784
TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	896,000	16,552,107
UNITED KINGDOM — 0.3%
Farfetch Ltd., Class A *	591,704	3,573,892
UNITED STATES — 56.6%
Adobe, Inc. *	18,782	9,184,210
Advanced Drainage Systems, Inc.	80,748	9,187,507
Advanced Micro Devices, Inc. *	42,235	4,810,989
Albemarle Corp.	52,042	11,610,050
Alnylam Pharmaceuticals, Inc. *	66,022	12,540,219
Alphabet, Inc., Class C *	195,146	23,606,812
Amazon.com, Inc. *	251,911	32,839,118
Analog Devices, Inc.	65,788	12,816,160
Arthur J Gallagher & Co.	60,855	13,361,932
Broadridge Financial Solutions, Inc.	71,132	11,781,593
CBRE Group, Inc., Class A *	124,703	10,064,779
Certara, Inc. *	230,222	4,192,343
Charles Schwab Corp. (The)	176,196	9,986,789
Chewy, Inc., Class A *	194,962	7,695,150
Cloudflare, Inc., Class A *	148,457	9,704,634
CoStar Group, Inc. *	111,014	9,880,246
Datadog, Inc., Class A *	60,645	5,966,255

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
DoorDash, Inc., Class A *	114,543	$8,753,376
Eaton Corp. PLC	47,919	9,636,511
Elevance Health, Inc.	73,899	32,832,587
Entegris, Inc.	93,167	10,324,767
Estee Lauder Cos., Inc. (The), Class A	40,471	7,947,695
Exact Sciences Corp. *	51,928	4,876,039
Floor & Decor Holdings, Inc., Class A *	61,215	6,363,911
Howard Hughes Corp. (The) *	62,682	4,946,863
Illumina, Inc. *	35,200	6,599,648
Markel Group, Inc. *	6,921	9,572,989
Martin Marietta Materials, Inc.	79,381	36,649,414
Mastercard, Inc., Class A	54,492	21,431,704
Meta Platforms, Inc., Class A *	76,575	21,975,493
Microsoft Corp.	108,465	36,936,671
Moderna, Inc. *	76,675	9,316,012
Moody's Corp.	94,686	32,924,216
Netflix, Inc. *	15,748	6,936,837
Novocure Ltd. *	66,062	2,741,573
NVIDIA Corp.	19,046	8,056,839
Pool Corp.	15,758	5,903,577
Royalty Pharma PLC, Class A	431,139	13,253,213
S&P Global, Inc.	31,894	12,785,986
Service Corp. International	353,035	22,802,531
SiteOne Landscape Supply, Inc. *	52,999	8,869,913
Snowflake, Inc., Class A *	29,296	5,155,510
Spotify Technology SA *	20,495	3,290,472
STAAR Surgical Co. *	51,545	2,709,721
Teradyne, Inc.	115,123	12,816,644
Tesla, Inc. *	55,938	14,642,890
Thermo Fisher Scientific, Inc.	15,946	8,319,825
Trade Desk, Inc. (The), Class A *	226,957	17,525,620
Wayfair, Inc., Class A *	48,200	3,133,482
YETI Holdings, Inc. *	78,151	3,035,385
		612,296,700
TOTAL INVESTMENTS — 98.6%
(cost $752,868,828)		$1,066,914,699
Other assets less liabilities — 1.4%		15,186,357
NET ASSETS — 100.0%		$1,082,101,056
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

*  Non-income producing security.

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$687,581,398	$379,333,301	$0	$1,066,914,699
Total	$687,581,398	$379,333,301	$0	$1,066,914,699

**  Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended June 30, 2023.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $752,868,828)	$1,066,914,699
Cash	15,125,518
Foreign cash, at value (cost $686,174)	686,422
Tax reclaims receivable	629,673
Dividends receivable	627,285
Receivable for investments sold	277,108
Prepaid assets	18,240
Total Assets	1,084,278,945
LIABILITIES
Advisory fee payable	1,071,713
Deferred India capital gains tax liability (Note A)	363,942
Administration & Supervisory fee payable	175,110
Shareholder Servicing fee payable	180,539
Payable for investment purchased	122,235
Capital shares purchased payable	33,223
IRS Closing agreement tax payable for foreign reclaims (Note A)	51,724
Trustee fee payable	12,373
Commitment fee payable	3,747
Accrued expenses	163,283
Total Liabilities	2,177,889
NET ASSETS	$1,082,101,056
COMPOSITION OF NET ASSETS
Paid-in capital	$847,469,651
Total distributable earnings	234,631,405
$1,082,101,056
NET ASSET VALUE, PER SHARE
Class 2 ($187,374,512 / 12,052,910 shares outstanding), unlimited authorized, no par value	$15.55
Class 3 ($306,781,108 / 19,051,163 shares outstanding), unlimited authorized, no par value	$16.10
Class 4 ($196,533,053 / 11,833,837 shares outstanding), unlimited authorized, no par value	$16.61
Class K ($347,436,720 / 22,464,685 shares outstanding), unlimited authorized, no par value	$15.47
Institutional Class ($43,975,663 / 2,842,915 shares outstanding), unlimited authorized, no par value	$15.47

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $507,808)	$5,661,601
Interest	179,543
Litigation income	145
IRS Closing agreement tax payable for foreign reclaims (Note A)	(51,724)
Total Investment Income	5,789,565
EXPENSES
Advisory fee (Note B)	2,153,896
Shareholder Servicing fees — Class 2 shares (Note B)	151,654
Shareholder Servicing fees — Class 3 shares (Note B)	91,719
Shareholder Servicing fees — Class 4 shares (Note B)	100,037
Administration & Supervisory fee — Class K shares (Note B)	330,022
Administration & Supervisory fee — Institutional Class shares (Note B)	34,859
Transfer agency	52,260
Sub-transfer agency — Institutional Class shares	18,566
Legal	110,360
Fund accounting	100,354
Custody	50,109
Professional fees	29,606
Trustees' fees	25,620
Registration fees	19,501
Commitment fees	7,797
Line of credit interest	4,184
Miscellaneous	27,201
Total Expenses	3,307,745
Net Investment Income	2,481,820
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(11,112,618)
Foreign currency transactions	7,395
(11,105,223)
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $55,523) (Note A)	155,012,744
Translation of net assets and liabilities denominated in foreign currencies	8,017
155,020,761
Net realized and unrealized gain	143,915,538
NET INCREASE IN NET ASSETS FROM OPERATIONS	$146,397,358

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford Global Alpha Equities Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,481,820	$8,584,756
Net realized (loss)	(11,105,223)	(72,074,460)
Net change in unrealized appreciation (depreciation)	155,020,761	(371,698,761)
Net Increase (Decrease) in Net Assets from Operations	146,397,358	(435,188,465)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(4,894,311)
Class 3	—	(2,774,341)
Class 4	—	(9,335,035)
Class K	—	(11,704,716)
Institutional Class	—	(1,142,054)
Total Distributions to Shareholders	—	(29,850,457)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	73,247,462 *
Class 3	183,013,261 *	151,183,648 *
Class 4	—	196,727,309 *
Class 5	—	230,119,015 *
Class K	8,392,399	106,320,026 **
Institutional Class	282,842	21,599,894
Dividends reinvested:
Class 2	—	4,894,311
Class 3	—	2,774,341
Class 4	—	9,335,035
Class K	—	11,363,164
Institutional Class	—	1,130,701
Cost of shares redeemed:
Class 2	(4,500,000)	(31,750,000)
Class 3	—	(119,241,462)*
Class 4	(183,013,261)*	(381,302,662)*
Class 5	—	(196,727,309)*
Class K	(112,129,645)	(70,373,062)
Institutional Class	(189,376)	(19,780,953)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(108,140,780)	(10,480,542)
Total Increase (Decrease) in Net Assets	38,256,578	(475,519,464)
NET ASSETS
Beginning of Period	1,043,844,478	1,519,363,942
End of Period	$1,082,101,056	$1,043,844,478

*  See Note D for details of share class conversions

**  This amount includes an in-kind transfer of $80,804,752.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.57		$19.72	$21.18	$16.46	$13.13		$18.85
From Investment Operations
Net investment income(a)	0.03		0.11	0.08	0.04	0.39		0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.95		(5.85)	1.54	5.93	3.89		(1.93)
Net increase (decrease) in net asset value from investment operations	1.98		(5.74)	1.62	5.97	4.28		(1.82)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.30)	(0.13)	(0.57)		(0.13)
From net realized gain on investments	—		(0.40)	(2.78)	(1.12)	(0.38)		(3.77)
Total dividends and distributions	—		(0.41)	(3.08)	(1.25)	(0.95)		(3.90)
Net asset value, end of period	$15.55		$13.57	$19.72	$21.18	$16.46		$13.13
Total Return
Total return based on net asset value(b)	14.55%		(29.08)%	7.65%	36.31%	32.56%		(9.44)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$187,375		$167,683	$187,473	$250,776	$173,625		$129,690
Ratio of net expenses to average net assets	0.65	%*	0.67%	0.64%	0.65%	0.67%		0.68%
Ratio of net investment income to average net assets	0.43	%*	0.77%	0.33%	0.25%	2.52	%(c)	0.59%
Portfolio turnover rate(d)	10%		9%	40%	23%	17%		18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$14.05		$20.38	$21.80	$16.90	$13.46		$19.22
From Investment Operations
Net investment income(a)	0.04		0.13	0.09	0.07	0.41		0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		(6.05)	1.59	6.07	3.99		(1.97)
Net increase (decrease) in net asset value from investment operations	2.05		(5.92)	1.68	6.14	4.40		(1.84)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.32)	(0.12)	(0.58)		(0.15)
From net realized gain on investments	—		(0.40)	(2.78)	(1.12)	(0.38)		(3.77)
Total dividends and distributions	—		(0.41)	(3.10)	(1.24)	(0.96)		(3.92)
Net asset value, end of period	$16.10		$14.05	$20.38	$21.80	$16.90		$13.46
Total Return
Total return based on net asset value(b)	14.59%		(29.03)%	7.72%	36.40%	32.65%		(9.37)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$306,781		$98,323	$101,328	$282,859	$568,608		$449,177
Ratio of net expenses to average net assets	0.58	%*	0.60%	0.57%	0.58%	0.60%		0.61%
Ratio of net investment income to average net assets	0.49	%*	0.84%	0.38%	0.41%	2.61	%(c)	0.67%
Portfolio turnover rate(d)	10%		9%	40%	23%	17%		18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$14.49		$21.00	$22.38	$17.34	$13.79		$19.58
From Investment Operations
Net investment income(a)	0.04		0.13	0.10	0.03	0.42		0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		(6.23)	1.64	6.28	4.10		(1.98)
Net increase (decrease) in net asset value from investment operations	2.12		(6.10)	1.74	6.31	4.52		(1.87)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.34)	(0.15)	(0.59)		(0.15)
From net realized gain on investments	—		(0.40)	(2.78)	(1.12)	(0.38)		(3.77)
Total dividends and distributions	—		(0.41)	(3.12)	(1.27)	(0.97)		(3.92)
Net asset value, end of period	$16.61		$14.49	$21.00	$22.38	$17.34		$13.79
Total Return
Total return based on net asset value(b)	14.61%		(29.00)%	7.76%	36.45%	32.69%		(9.35)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$196,533		$340,858	$665,712	$682,239	$147,092		$110,854
Ratio of net expenses to average net assets	0.55	%*	0.57%	0.54%	0.55%	0.57%		0.58%
Ratio of net investment income to average net assets	0.54	%*	0.83%	0.41%	0.16%	2.62	%(c)	0.57%
Portfolio turnover rate(d)	10%		9%	40%	23%	17%		18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.50		$19.62	$21.12	$16.42	$13.11		$18.82
From Investment Operations
Net investment income(a)	0.03		0.11	0.05	0.03	0.35		0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.94		(5.82)	1.56	5.93	3.92		(1.92)
Net increase (decrease) in net asset value from investment operations	1.97		(5.71)	1.61	5.96	4.27		(1.81)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.33)	(0.14)	(0.58)		(0.13)
From net realized gain on investments	—		(0.40)	(2.78)	(1.12)	(0.38)		(3.77)
Total dividends and distributions	—		(0.41)	(3.11)	(1.26)	(0.96)		(3.90)
Net asset value, end of period	$15.47		$13.50	$19.62	$21.12	$16.42		$13.11
Total Return
Total return based on net asset value(b)	14.59%		(29.08)%	7.64%	36.35%	32.48%		(9.38)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$347,437		$398,663	$513,807	$267,923	$81,234		$41,427
Ratio of net expenses to average net assets	0.65	%*	0.67%	0.64%	0.65%	0.67%		0.68%
Ratio of net investment income to average net assets	0.41	%*	0.74%	0.23%	0.18%	2.22	%(c)	0.56%
Portfolio turnover rate(d)	10%		9%	40%	23%	17%		18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Global Alpha Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.51		$19.65	$21.15	$16.45	$13.12		$18.84
From Investment Operations
Net investment income(a)	0.02		0.09	0.05	0.02	0.39		0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.94		(5.82)	1.54	5.93	3.89		(1.94)
Net increase (decrease) in net asset value from investment operations	1.96		(5.73)	1.59	5.95	4.28		(1.82)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.31)	(0.13)	(0.57)		(0.13)
From net realized gain on investments	—		(0.40)	(2.78)	(1.12)	(0.38)		(3.77)
Total dividends and distributions	—		(0.41)	(3.09)	(1.25)	(0.95)		(3.90)
Net asset value, end of period	$15.47		$13.51	$19.65	$21.15	$16.45		$13.12
Total Return
Total return based on net asset value(b)	14.51%		(29.14)%	7.53%	36.22%	32.56%		(9.42)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$43,976		$38,317	$51,045	$27,677	$7		$5
Ratio of net expenses to average net assets	0.74	%*	0.76%	0.74%	0.74%	0.67%		0.68%
Ratio of net investment income to average net assets	0.34	%*	0.58%	0.21%	0.09%	2.56	%(c)	0.62%
Portfolio turnover rate(d)	10%		9%	40%	23%	17%		18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Value	% of Total Net Assets
Biotechnology	$9,014,616	38.9%
Electronics	1,003,345	4.3
Healthcare — Products	7,781,723	33.5
Healthcare — Services	845,772	3.6
Internet	719,552	3.1
Pharmaceuticals	2,057,231	8.9
Software	1,312,261	5.7
Total Value of Investments	22,734,500	98.0
Other assets less liabilities	458,723	2.0
Net Assets	$23,193,223	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Shares	Value
COMMON STOCKS — 93.7%
CHINA — 2.6%
Wuxi Biologics Cayman, Inc. *	92,500	$444,560
Zai Lab Ltd. *	61,090	168,081
		612,641
DENMARK — 15.2%
ALK-Abello A/S *	45,384	495,876
Ambu A/S, B Shares *	68,047	1,115,520
Ascendis Pharma A/S ADR *	3,755	335,134
Genmab A/S *	4,169	1,579,875
		3,526,405
JAPAN — 3.1%
M3, Inc.	33,000	719,553
NETHERLANDS — 7.1%
Argenx SE *	4,222	1,646,562
UNITED KINGDOM — 0.9%
Exscientia PLC ADR *	33,610	198,971
UNITED STATES — 64.8%
10X Genomics, Inc., Class A *	17,198	960,336
Alector, Inc. *	15,758	94,706
Alnylam Pharmaceuticals, Inc. *	7,279	1,382,573
Denali Therapeutics, Inc. *	13,669	403,372
Dexcom, Inc. *	8,094	1,040,160
Doximity, Inc., Class A *	20,163	685,945
Edwards Lifesciences Corp. *	10,423	983,202
Exact Sciences Corp. *	11,862	1,113,842
Health Catalyst, Inc. *	23,214	290,175
Illumina, Inc. *	4,714	883,828
Ionis Pharmaceuticals, Inc. *	13,519	554,684
Lyell Immunopharma, Inc. *	28,728	91,355
Masimo Corp. *	3,896	641,087
Moderna, Inc. *	10,812	1,313,658
Novocure Ltd. *	7,660	317,890
Oscar Health, Inc., Class A *	14,082	113,501

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Shares	Value
Recursion Pharmaceuticals, Inc., Class A *	38,180	$285,205
Relay Therapeutics, Inc. *	16,323	205,017
ResMed, Inc.	2,709	591,916
Sage Therapeutics, Inc. *	3,681	173,081
Sana Biotechnology, Inc. *	6,436	38,358
Shockwave Medical, Inc. *	5,829	1,663,655
STAAR Surgical Co. *	7,500	394,275
Teladoc Health, Inc. *	11,363	287,711
Veeva Systems, Inc., Class A *	1,700	336,141
Vir Biotechnology, Inc. *	7,393	181,350
		15,027,023
Total Common Stocks
(cost $24,489,516)		21,731,155
PREFERRED STOCKS — 4.3%
GERMANY — 4.3%
Sartorius AG 0.45% (cost $1,303,137)	2,896	1,003,345
TOTAL INVESTMENTS — 98.0%
(cost $25,792,653)		$22,734,500
Other assets less liabilities — 2.0%		458,723
NET ASSETS — 100.0%		$23,193,223

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$15,561,128	$6,170,027	$—	$21,731,155
Preferred Stocks **	—	1,003,345	—	1,003,345
Total	$15,561,128	$7,173,372	$—	$22,734,500

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Health Innovation Equities Fund

ASSETS
Investments, at value (cost $25,792,653)	$22,734,500
Cash	492,477
Due from Manager	17,113
Capital shares sold receivable	5,000
Tax reclaims receivable	728
Prepaid assets	17,672
Total Assets	23,267,490
LIABILITIES
Advisory fee payable	19,434
Administration & Supervisory fee payable	10,011
Trustee fee payable	222
Commitment fee payable	67
Accrued expenses	44,533
Total Liabilities	74,267
NET ASSETS	$23,193,223
COMPOSITION OF NET ASSETS
Paid-in capital	$26,640,399
Total accumulated (loss)	(3,447,176)
$23,193,223
NET ASSET VALUE, PER SHARE
Class K ($3,351,182 / 500,968 shares outstanding), unlimited authorized, no par value	$6.69
Institutional Class ($19,842,041 / 2,966,096 shares outstanding), unlimited authorized, no par value	$6.69

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford Health Innovation Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,119)	$10,188
Interest	6,586
Total Investment Income	16,774
EXPENSES
Advisory fee (Note B)	37,764
Administration & Supervisory fee — Class K shares (Note B)	2,893
Administration & Supervisory fee — Institutional Class shares (Note B)	16,561
Transfer agency	18,673
Sub-transfer agency — Institutional Class shares	2,099
Fund accounting	47,109
Registration fees	18,039
Professional fees	14,844
Custody	4,865
Legal	3,855
Trustees' fees	523
Commitment fees	159
Miscellaneous	2,712
Total Expenses	170,096
Fees waived/expenses reimbursed	(93,614)
Total Expenses after Waiver	76,482
Net Investment (Loss)	(59,708)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(312,417)
Foreign currency transactions	290
(312,127)
Net change in unrealized appreciation (depreciation) on:
Investments	151,737
Translation of net assets and liabilities denominated in foreign currencies	(6)
151,731
Net realized and unrealized (loss)	(160,396)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(220,104)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford Health Innovation Equities Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(59,708)	$(52,176)
Net realized gain (loss)	(312,127)	13,616
Net change in unrealized appreciation (depreciation)	151,731	(3,184,317)
Net (Decrease) in Net Assets from Operations	(220,104)	(3,222,877)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(268)
Institutional Class	—	(1,390)
Total Distributions to Shareholders	—	(1,658)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	6,510	—
Institutional Class	3,102,052	14,252,929
Dividends reinvested:
Class K	—	267
Institutional Class	—	1,295
Cost of shares redeemed:
Class K	(10)	—
Institutional Class	(610,783)	(90,471)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	2,497,769	14,164,020
Total Increase in Net Assets	2,277,665	10,939,485
NET ASSETS
Beginning of Period	20,915,558	9,976,073
End of Period	$23,193,223	$20,915,558

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Health Innovation Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$6.74	$9.98	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.02)	(0.04)	0.00	(c)
Net realized and unrealized (loss) on investments and foreign currency	(0.03)	(3.20)	(0.02)
Net (decrease) in net asset value from investment operations	(0.05)	(3.24)	(0.02)
Net asset value, end of period	$6.69	$6.74	$9.98
Total Return
Total return based on net asset value(d)	(0.74)%	(32.46)%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,351	$3,368	$4,988
Ratio of net expenses to average net assets, before waiver	1.47%*	2.69%	33.47	%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65%	0.65	%*
Ratio of net investment (loss) to average net assets	(0.50)%*	(0.61)%	(0.65	)%*
Portfolio turnover rate(e)	1%	12%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Health Innovation Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$6.74	$9.98	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.02)	(0.04)	0.00	(c)
Net realized and unrealized (loss) on investments and foreign currency	(0.03)	(3.20)	(0.02)
Net (decrease) in net asset value from investment operations	(0.05)	(3.24)	(0.02)
Net asset value, end of period	$6.69	$6.74	$9.98
Total Return
Total return based on net asset value(d)	(0.74)%	(32.46)%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,842	$17,547	$4,988
Ratio of net expenses to average net assets, before waiver	1.49%*	2.69%	33.47	%*
Ratio of net expenses to average net assets, after waiver	0.67%*	0.65%	0.65	%*
Ratio of net investment (loss) to average net assets	(0.52)%*	(0.57)%	(0.65	)%*
Portfolio turnover rate(e)	1%	12%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

	Value	% of Total Net Assets
Airlines	$98,279,843	4.1%
Apparel	32,139,641	1.4
Auto Parts & Equipment	40,302,651	1.7
Banks	27,336,112	1.2
Biotechnology	22,601,824	1.0
Building Materials	98,254,291	4.1
Chemicals	39,794,431	1.7
Commercial Services	198,448,945	8.4
Cosmetics/Personal Care	30,923,942	1.3
Distribution/Wholesale	39,875,723	1.7
Diversified Financial Services	145,505,348	6.1
Electrical Components & Equipment	11,953,722	0.5
Electronics	18,873,613	0.8
Energy — Alternate Sources	13,832,342	0.6
Food	88,831,780	3.8
Healthcare — Products	28,883,372	1.2
Healthcare — Services	5,209,763	0.2
Home Furnishings	78,433,501	3.3
Insurance	136,769,362	5.8
Internet	349,328,927	14.8
Investment Companies	24,628,078	1.0
Leisure Time	38,363,728	1.6
Machinery — Construction & Mining	33,250,232	1.4
Machinery — Diversified	175,987,934	7.4
Mining	42,383,841	1.8
Pharmaceuticals	5,397,039	0.2
Retail	56,326,363	2.4
Semiconductors	201,780,866	8.5
Software	175,677,210	7.4
Toys/Games/Hobbies	22,903,577	1.0
Transportation	43,779,600	1.8
Total Value of Investments	2,326,057,601	98.2
Other assets less liabilities	42,277,191	1.8
Net Assets	$2,368,334,792	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 1.8%
Rio Tinto PLC	666,940	$42,383,841
BRAZIL — 4.2%
MercadoLibre, Inc. *	83,497	98,910,546
CANADA — 3.3%
AbCellera Biologics, Inc. *	835,455	5,397,039
Constellation Software, Inc.	16,097	33,351,501
Lumine Group, Inc. *	959,352	13,158,276
Shopify, Inc., Class A *	418,061	27,006,741
		78,913,557
CHINA — 5.4%
Alibaba Group Holding Ltd. *	1,618,388	16,847,145
Meituan, Class B *	917,900	14,393,514
Ping An Insurance Group Co. of China Ltd., Class H	3,026,500	19,330,006
Prosus NV *	258,745	18,948,971
Tencent Holdings Ltd.	740,000	31,376,872
Tencent Music Entertainment Group ADR *	2,858,742	21,097,516
Wuxi Biologics Cayman, Inc. *	1,084,000	5,209,762
		127,203,786
DENMARK — 4.0%
Ambu A/S, B Shares *	713,432	11,695,560
Chr. Hansen Holding A/S	209,273	14,548,358
DSV A/S	208,433	43,779,600
Novozymes A/S, B Shares	541,075	25,246,073
		95,269,591
FINLAND — 1.3%
Kone Oyj, B Shares	578,022	30,198,526
FRANCE — 7.8%
Danone SA	613,785	37,614,861
Dassault Systemes SE	883,417	39,145,068
Edenred	689,724	46,200,713
Kering	58,203	32,139,641

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
Nexans SA	137,842	$11,953,722
Sartorius Stedim Biotech	68,819	17,187,811
		184,241,816
GERMANY — 8.5%
BioNTech SE ADR *	130,288	14,061,984
Deutsche Boerse AG	242,829	44,829,762
Rational AG	49,277	35,681,529
SAP SE	446,542	61,000,943
Scout24 SE	725,499	45,971,778
		201,545,996
HONG KONG — 4.1%
AIA Group Ltd.	6,862,200	69,695,932
Futu Holdings Ltd. ADR *	166,054	6,598,986
Hong Kong Exchanges & Clearing Ltd.	547,700	20,751,811
		97,046,729
INDIA — 2.9%
Housing Development Finance Corp., Ltd.	1,401,465	48,350,940
ICICI Lombard General Insurance Co., Ltd.	1,232,108	20,211,114
		68,562,054
IRELAND — 7.0%
CRH PLC	1,067,791	59,064,109
Kingspan Group PLC	588,761	39,190,182
Ryanair Holdings PLC ADR *	606,299	67,056,669
		165,310,960
ITALY — 1.7%
FinecoBank Banca Fineco SpA	2,030,822	27,336,112
Technoprobe SpA *	1,723,928	13,627,701
		40,963,813
JAPAN — 14.6%
Denso Corp.	597,500	40,302,651
FANUC Corp.	1,038,200	36,446,684
Japan Exchange Group, Inc.	1,427,200	24,973,849
Keyence Corp.	53,800	25,563,431
MonotaRO Co., Ltd.	1,692,100	21,608,823

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
Nidec Corp.	342,500	$18,873,613
Nihon M&A Center Holdings, Inc.	1,915,200	14,735,540
Nintendo Co., Ltd.	502,400	22,903,577
Recruit Holdings Co., Ltd.	300,500	9,590,561
Shimano, Inc.	151,800	25,412,435
Shiseido Co., Ltd.	682,200	30,923,942
SMC Corp.	57,300	31,845,158
Sony Group Corp.	473,600	42,751,972
		345,932,236
NETHERLANDS — 8.0%
Adyen NV *	28,310	49,023,514
ASML Holding NV	64,924	47,091,229
EXOR NV	275,869	24,628,079
IMCD NV	277,086	39,875,723
Topicus.com, Inc. *	353,853	29,021,422
		189,639,967
NORWAY — 0.6%
Aker Carbon Capture ASA *	10,538,898	13,832,342
PANAMA — 0.9%
Copa Holdings SA, Class A	189,481	20,952,809
RUSSIA — 0.0% (a)
Magnit PJSC *(b)	237,700	0
Magnit PJSC GDR Reg S *(b)	1	0
MMC Norilsk Nickel PJSC *(b)	77,386	0
MMC Norilsk Nickel PJSC ADR *(b)	1	0
		0
SINGAPORE — 0.7%
Sea Ltd. ADR *	279,758	16,237,154
SOUTH AFRICA — 1.2%
Discovery Ltd. *	3,552,914	27,532,311

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
SOUTH KOREA — 3.6%
Coupang, Inc. *	1,188,771	$20,684,615
Samsung Electronics Co., Ltd.	1,163,481	64,065,083
		84,749,698
SPAIN — 1.8%
Amadeus IT Group SA *	571,024	43,483,699
SWEDEN — 4.1%
Atlas Copco AB, B Shares	4,165,233	51,934,135
Epiroc AB, B Shares	2,054,328	33,250,232
MIPS AB	261,310	12,951,293
		98,135,660
SWITZERLAND — 2.8%
Cie Financiere Richemont SA	331,589	56,326,363
Wizz Air Holdings PLC *	295,170	10,270,365
		66,596,728
TAIWAN — 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,168,000	76,996,853
UNITED KINGDOM — 0.3%
Oxford Nanopore Technologies PLC *	3,153,979	8,539,840
UNITED STATES — 4.3%
Experian PLC	922,720	35,414,919
Nestle SA	425,773	51,216,918
Spotify Technology SA *	101,185	16,245,252
		102,877,089
TOTAL INVESTMENTS — 98.2%
(cost $1,680,429,197)		$2,326,057,601
Other assets less liabilities — 1.8%		42,277,191
NET ASSETS — 100.0%		$2,368,334,792

*  Non-income producing security.

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act"), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2023, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$425,852,661	$1,900,204,940	$0	$2,326,057,601
Total	$425,852,661	$1,900,204,940	$0	$2,326,057,601

**  Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended June 30, 2023.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $1,680,429,197)	$2,326,057,601
Cash	26,174,335
Foreign cash, at value (cost $488,852)	488,835
Receivable for investments sold	26,322,239
Tax reclaims receivable	5,243,022
Dividends receivable	1,889,225
Capital shares sold receivable	287,976
Prepaid assets	28,459
Total Assets	2,386,491,692
LIABILITIES
Advisory fee payable	2,009,628
Payable for investment purchased	12,567,875
Capital shares purchased payable	1,265,026
Deferred India capital gains tax liability (Note A)	983,633
Administration & Supervisory fee payable	392,205
Shareholder Servicing fee payable	380,177
Trustee fee payable	27,581
Commitment fee payable	8,451
Accrued expenses	522,324
Total Liabilities	18,156,900
NET ASSETS	$2,368,334,792
COMPOSITION OF NET ASSETS
Paid-in capital	$1,806,684,455
Total distributable earnings	561,650,337
$2,368,334,792
NET ASSET VALUE, PER SHARE
Class 2 ($493,495,317 / 39,663,360 shares outstanding), unlimited authorized, no par value	$12.44
Class 3 ($327,035,374 / 25,852,032 shares outstanding), unlimited authorized, no par value	$12.65
Class 4 ($588,899,589 / 45,683,607 shares outstanding), unlimited authorized, no par value	$12.89
Class 5 ($58,520,171 / 4,445,946 shares outstanding), unlimited authorized, no par value	$13.16
Class K ($764,635,480 / 61,708,031 shares outstanding), unlimited authorized, no par value	$12.39
Institutional Class ($135,748,861 / 10,864,405 shares outstanding), unlimited authorized, no par value	$12.49

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,727,146)	$21,160,945
Non-cash income	2,444,873
Interest	390,143
Litigation income	3,058
Total Investment Income	23,999,019
EXPENSES
Advisory fee (Note B)	3,958,076
Shareholder Servicing fees — Class 2 shares (Note B)	346,129
Shareholder Servicing fees — Class 3 shares (Note B)	182,063
Shareholder Servicing fees — Class 4 shares (Note B)	197,155
Shareholder Servicing fees — Class 5 shares (Note B)	5,512
Administration & Supervisory fee — Class K shares (Note B)	651,495
Administration & Supervisory fee — Institutional Class shares (Note B)	120,217
Transfer agency	85,626
Sub-transfer agency — Institutional Class shares	93,983
Custody	333,448
Legal	234,880
Fund accounting	197,839
Professional fees	81,615
Trustees' fees	53,706
Registration fees	24,249
Commitment fees	16,368
Miscellaneous	113,949
Total Expenses	6,696,310
Net Investment Income	17,302,709
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $283,323)	49,160,887
Foreign currency transactions	(220,206)
48,940,681
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $11,294) (Note A)	251,439,234
Translation of net assets and liabilities denominated in foreign currencies	132,869
251,572,103
Net realized and unrealized gain	300,512,784
NET INCREASE IN NET ASSETS FROM OPERATIONS	$317,815,493

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,302,709		$32,943,304
Net realized gain (loss)	48,940,681		(126,110,392)
Net change in unrealized appreciation (depreciation)	251,572,103		(978,461,580)
Net Increase (Decrease) in Net Assets from Operations	317,815,493		(1,071,628,668)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(5,649,860)
Class 3	—		(6,886,811)
Class 4	—		(9,027,072)
Class 5	—		(911,339)
Class K	—		(12,025,298)
Institutional Class	—		(1,525,549)
Total Distributions to Shareholders	—		(36,025,929)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	118,364,703	*	182,272,469 *
Class 3	48,818,366		215,842,807 *
Class 4	—		2,420,000
Class 5	1,555,375		9,380,896
Class K	38,701,745	*	138,561,731 *
Institutional Class	13,507,733		158,244,408 *
Dividends reinvested:
Class 2	—		5,649,860
Class 3	—		6,886,811
Class 4	—		9,027,072
Class 5	—		911,339
Class K	—		10,989,690
Institutional Class	—		1,453,166
Cost of shares redeemed:
Class 2	—		(81,665,960)
Class 3	(165,862,603	)*	(202,418,469)*
Class 4	—		(161,424,480)*
Class 5	(2,161,719)		(48,114,155)
Class K	(80,723,330)		(320,802,089)*
Institutional Class	(34,898,478	)*	(584,695,815)*
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(62,698,208)		(657,480,719)
Total Increase (Decrease) in Net Assets	255,117,285		(1,765,135,316)
NET ASSETS
Beginning of Period	2,113,217,507		3,878,352,823
End of Period	$2,368,334,792		$2,113,217,507

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.81		$15.43	$16.78	$13.57	$10.78		$14.20
From Investment Operations
Net investment income(a)	0.09		0.13	0.16	0.12	0.27		0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		(4.56)	(0.28)	3.47	3.20		(2.59)
Net increase (decrease) in net asset value from investment operations	1.63		(4.43)	(0.12)	3.59	3.47		(2.37)
Dividends and Distributions to Shareholders
From net investment income	—		(0.19)	(0.16)	(0.10)	(0.34)		(0.17)
From net realized gain on investments	—		—	(1.07)	(0.28)	(0.34)		(0.88)
Total dividends and distributions	—		(0.19)	(1.23)	(0.38)	(0.68)		(1.05)
Net asset value, end of period	$12.44		$10.81	$15.43	$16.78	$13.57		$10.78
Total Return
Total return based on net asset value(b)	15.05%		(28.64)%	(0.65)%	26.45%	32.14%		(16.57)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$493,495		$324,525	$334,569	$367,841	$513,803		$335,450
Ratio of net expenses to average net assets	0.61	%*	0.61%	0.58%	0.59%	0.61%		0.62%
Ratio of net investment income to average net assets	1.56	%*(c)	1.17%	0.94%	0.85%	2.11	%(c)	1.57%
Portfolio turnover rate(d)	7%		19%	16%	24%	13%		33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.99		$15.67	$17.02	$13.76	$10.92		$14.37
From Investment Operations
Net investment income(a)	0.09		0.15	0.18	0.13	0.28		0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		(4.63)	(0.28)	3.52	3.24		(2.60)
Net increase (decrease) in net asset value from investment operations	1.66		(4.48)	(0.10)	3.65	3.52		(2.38)
Dividends and Distributions to Shareholders
From net investment income	—		(0.20)	(0.18)	(0.11)	(0.34)		(0.19)
From net realized gain on investments	—		—	(1.07)	(0.28)	(0.34)		(0.88)
Total dividends and distributions	—		(0.20)	(1.25)	(0.39)	(0.68)		(1.07)
Net asset value, end of period	$12.65		$10.99	$15.67	$17.02	$13.76		$10.92
Total Return
Total return based on net asset value(b)	15.09%		(28.59)%	(0.58)%	26.54%	32.23%		(16.51)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$327,035		$388,155	$524,717	$757,194	$668,206		$613,224
Ratio of net expenses to average net assets	0.54	%*	0.54%	0.51%	0.52%	0.54%		0.55%
Ratio of net investment income to average net assets	1.43	%*(c)	1.22%	1.01%	0.92%	2.18	%(c)	1.58%
Portfolio turnover rate(d)	7%		19%	16%	24%	13%		33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.20		$15.96	$17.32	$14.00	$11.10		$14.59
From Investment Operations
Net investment income(a)	0.10		0.16	0.19	0.12	0.28		0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.59		(4.72)	(0.30)	3.60	3.31		(2.65)
Net increase (decrease) in net asset value from investment operations	1.69		(4.56)	(0.11)	3.72	3.59		(2.42)
Dividends and Distributions to Shareholders
From net investment income	—		(0.20)	(0.18)	(0.12)	(0.35)		(0.19)
From net realized gain on investments	—		—	(1.07)	(0.28)	(0.34)		(0.88)
Total dividends and distributions	—		(0.20)	(1.25)	(0.40)	(0.69)		(1.07)
Net asset value, end of period	$12.89		$11.20	$15.96	$17.32	$14.00		$11.10
Total Return
Total return based on net asset value(b)	15.10%		(28.57)%	(0.55)%	26.57%	32.27%		(16.49)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$588,900		$511,620	$912,395	$1,082,123	$580,146		$438,616
Ratio of net expenses to average net assets	0.51	%*	0.51%	0.48%	0.49%	0.51%		0.52%
Ratio of net investment income to average net assets	1.58	%*(c)	1.26%	1.03%	0.82%	2.20	%(c)	1.61%
Portfolio turnover rate(d)	7%		19%	16%	24%	13%		33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.43		$16.29	$17.65	$14.26	$11.30		$14.82
From Investment Operations
Net investment income(a)	0.10		0.17	0.20	0.14	0.30		0.21
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		(4.82)	(0.30)	3.66	3.35		(2.65)
Net increase (decrease) in net asset value from investment operations	1.73		(4.65)	(0.10)	3.80	3.65		(2.44)
Dividends and Distributions to Shareholders
From net investment income	—		(0.21)	(0.19)	(0.13)	(0.35)		(0.20)
From net realized gain on investments	—		—	(1.07)	(0.28)	(0.34)		(0.88)
Total dividends and distributions	—		(0.21)	(1.26)	(0.41)	(0.69)		(1.08)
Net asset value, end of period	$13.16		$11.43	$16.29	$17.65	$14.26		$11.30
Total Return
Total return based on net asset value(b)	15.13%		(28.53)%	(0.50)%	26.64%	32.34%		(16.44)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$58,520		$51,400	$125,578	$149,745	$104,935		$79,293
Ratio of net expenses to average net assets	0.46	%*	0.46%	0.43%	0.44%	0.46%		0.47%
Ratio of net investment income to average net assets	1.63	%*(c)	1.39%	1.09%	0.94%	2.25	%(c)	1.55%
Portfolio turnover rate(d)	7%		19%	16%	24%	13%		33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.77		$15.36	$16.71	$13.53	$10.75		$14.17
From Investment Operations
Net investment income(a)	0.09		0.14	0.16	0.10	0.26		0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.53		(4.54)	(0.27)	3.47	3.20		(2.52)
Net increase (decrease) in net asset value from investment operations	1.62		(4.40)	(0.11)	3.57	3.46		(2.35)
Dividends and Distributions to Shareholders
From net investment income	—		(0.19)	(0.17)	(0.11)	(0.34)		(0.19)
From net realized gain on investments	—		—	(1.07)	(0.28)	(0.34)		(0.88)
Total dividends and distributions	—		(0.19)	(1.24)	(0.39)	(0.68)		(1.07)
Net asset value, end of period	$12.39		$10.77	$15.36	$16.71	$13.53		$10.75
Total Return
Total return based on net asset value(b)	15.04%		(28.65)%	(0.62)%	26.40%	32.16%		(16.54)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$764,636		$700,531	$1,222,693	$1,083,711	$566,554		$290,186
Ratio of net expenses to average net assets	0.61	%*	0.61%	0.58%	0.59%	0.61%		0.62%
Ratio of net investment income to average net assets	1.48	%*(c)	1.20%	0.92%	0.74%	2.09	%(c)	1.26%
Portfolio turnover rate(d)	7%		19%	16%	24%	13%		33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.87		$15.41	$16.76	$13.58	$10.79		$14.19
From Investment Operations
Net investment income(a)	0.08		0.14	0.14	0.08	0.25		0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		(4.56)	(0.27)	3.49	3.22		(2.59)
Net increase (decrease) in net asset value from investment operations	1.62		(4.42)	(0.13)	3.57	3.47		(2.37)
Dividends and Distributions to Shareholders
From net investment income	—		(0.12)	(0.15)	(0.11)	(0.34)		(0.15)
From net realized gain on investments	—		—	(1.07)	(0.28)	(0.34)		(0.88)
Total dividends and distributions	—		(0.12)	(1.22)	(0.39)	(0.68)		(1.03)
Net asset value, end of period	$12.49		$10.87	$15.41	$16.76	$13.58		$10.79
Total Return
Total return based on net asset value(b)	14.90%		(28.67)%	(0.74)%	26.29%	32.11%		(16.68)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$135,749		$136,987	$758,401	$729,705	$126,189		$38,019
Ratio of net expenses to average net assets	0.75	%*	0.71%	0.68%	0.67%	0.67%		0.72%
Ratio of net investment income to average net assets	1.33	%*(c)	1.20%	0.82%	0.52%	1.93	%(c)	1.58%
Portfolio turnover rate(d)	7%		19%	16%	24%	13%		33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Value	% of Total Net Assets
Apparel	$7,528,425	8.8%
Auto Manufacturers	7,383,931	8.6
Biotechnology	8,257,248	9.7
Commercial Services	5,629,652	6.6
Cosmetics/Personal Care	2,050,629	2.4
Energy — Alternate Sources	1,105,796	1.3
Food	2,581,804	3.0
Healthcare — Services	320,467	0.4
Internet	27,957,792	32.8
Investment Companies	1,057,190	1.2
Machinery — Diversified	1,434,948	1.7
Retail	2,307,510	2.7
Semiconductors	15,779,610	18.5
Total Value of Investments	83,395,002	97.7
Other assets less liabilities	1,922,012	2.3
Net Assets	$85,317,014	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 97.7%
BRAZIL — 11.3%
MercadoLibre, Inc. *	8,155	$9,660,413
CANADA — 2.1%
Shopify, Inc., Class A *	27,159	1,754,471
CHINA — 9.8%
Alibaba Group Holding Ltd. *	140,124	1,458,667
Meituan, Class B *	216,830	3,400,093
NIO, Inc. ADR *	103,830	1,006,113
Tencent Holdings Ltd.	58,100	2,463,509
		8,328,382
DENMARK — 3.7%
Genmab A/S *	8,242	3,123,370
FRANCE — 11.2%
Hermes International	1,739	3,780,098
Kering	6,788	3,748,327
L'Oreal SA	4,396	2,050,629
		9,579,054
GERMANY — 2.7%
Zalando SE *	80,013	2,307,510
ITALY — 4.6%
Ferrari NV	12,158	3,975,032
JAPAN — 1.6%
M3, Inc.	64,100	1,397,676
NETHERLANDS — 20.2%
Adyen NV *	3,251	5,629,652
ASML Holding NV	15,951	11,569,715
		17,199,367
SOUTH KOREA — 4.6%
Delivery Hero SE *	88,801	3,917,905

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
SWEDEN — 2.9%
Atlas Copco AB, B Shares	115,086	$1,434,948
Kinnevik AB, B Shares *	76,213	1,057,190
		2,492,138
UNITED KINGDOM — 3.0%
Ocado Group PLC *	356,779	2,581,804
UNITED STATES — 20.0%
Ginkgo Bioworks Holdings, Inc. *	172,294	320,467
Illumina, Inc. *	9,823	1,841,714
Moderna, Inc. *	27,096	3,292,164
NVIDIA Corp.	9,952	4,209,895
SolarEdge Technologies, Inc. *	4,110	1,105,795
Spotify Technology SA *	24,323	3,905,058
Tesla, Inc. *	9,179	2,402,787
		17,077,880
TOTAL INVESTMENTS — 97.7%
(cost $83,485,932)		$83,395,002
Other assets less liabilities — 2.3%		1,922,012
NET ASSETS — 100.0%		$85,317,014

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$29,498,877	$53,896,125	$—	$83,395,002
Total	$29,498,877	$53,896,125	$—	$83,395,002

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

ASSETS
Investments, at value (cost $83,485,932)	$83,395,002
Cash	3,195,769
Capital shares sold receivable	243,087
Tax reclaims receivable	33,745
Due from Manger	10,892
Prepaid assets	17,279
Total Assets	86,895,774
LIABILITIES
Advisory fee payable	81,567
Payable for investment purchased	1,327,137
Capital shares purchased payable	59,040
Administration & Supervisory fee payable	34,666
Trustee fee payable	925
Commitment fee payable	283
Accrued expenses	75,142
Total Liabilities	1,578,760
NET ASSETS	$85,317,014
COMPOSITION OF NET ASSETS
Paid-in capital	$112,947,066
Total accumulated (loss)	(27,630,052)
$85,317,014
Class K ($33,349,247 / 5,039,800 shares outstanding), unlimited authorized, no par value	$6.62
Institutional Class ($51,967,767 / 7,961,241 shares outstanding), unlimited authorized, no par value	$6.53

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $43,469)	$224,713
Non-cash income	172,392
Interest	15,685
Total Investment Income	412,790
EXPENSES
Advisory fee (Note B)	159,106
Administration & Supervisory fee — Class K shares (Note B)	28,274
Administration & Supervisory fee — Institutional Class shares (Note B)	39,346
Transfer agency	25,387
Sub-transfer agency — Institutional Class shares	19,578
Fund accounting	46,946
Registration fees	20,234
Professional fees	16,682
Custody	8,964
Legal	8,039
Trustees' fees	1,853
Line of credit interest	1,288
Commitment fees	566
Miscellaneous	5,036
Total Expenses	381,299
Fees waived/expenses reimbursed	(75,331)
Total Expenses after Waiver	305,968
Net Investment Income	106,822
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(826,033)
Foreign currency transactions	(12,515)
(838,548)
Net change in unrealized appreciation (depreciation) on:
Investments	12,825,363
Translation of net assets and liabilities denominated in foreign currencies	(2,438)
12,822,925
Net realized and unrealized gain	11,984,377
NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,091,199

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford International Concentrated Growth Equities Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$106,822	$(145,733)
Net realized (loss)	(838,548)	(21,160,572)
Net change in unrealized appreciation (depreciation)	12,822,925	(32,965,160)
Net increase (Decrease) in Net Assets from Operations	12,091,199	(54,271,465)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(1,870,224)
Institutional Class	—	(2,240,014)
Total Distributions to Shareholders	—	(4,110,238)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	3,540,485	21,349,940
Institutional Class	12,226,389	66,139,903
Dividends reinvested:
Class K	—	1,767,282
Institutional Class	—	2,240,014
Cost of shares redeemed:
Class K	(5,166,884)	(24,487,536)
Institutional Class	(4,873,477)	(54,919,668)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	5,726,513	12,089,935
Total Increase (Decrease) in Net Assets	17,817,712	(46,291,768)
NET ASSETS
Beginning of Period	67,499,302	113,791,070
End of Period	$85,317,014	$67,499,302

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$5.63		$9.89		$12.31	$12.70	$8.75		$10.05
From Investment Operations
Net investment income (loss)(a)	0.01		(0.01)		0.04	(0.04)	0.03		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		(3.91)		0.03	12.16	3.94		(1.27)
Net increase (decrease) in net asset value from investment operations	0.99		(3.92)		0.07	12.12	3.97		(1.30)
Dividends and Distributions to Shareholders
From net investment income	—		(0.00	)(b)	(0.03)	—	(0.02)		—
From net realized gain on investments	—		(0.34)		(2.46)	(12.51)	—		—
Total dividends and distributions	—		(0.34)		(2.49)	(12.51)	(0.02)		—
Net asset value, end of period	$6.62		$5.63		$9.89	$12.31	$12.70		$8.75
Total Return
Total return based on net asset value(c)	17.58%		(39.55)%		0.74%	97.24%	45.26%		(12.84)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,349		$29,867		$56,513	$42,357	$101,797		$55,852
Ratio of net expenses to average net assets, before waiver	0.91%		0.91%		0.79%	0.79%	0.90%		1.07%
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.72%		0.72%	0.72%	0.72%		0.72%
Ratio of net investment income (loss) to average net assets	0.35	%*(d)	(0.10)%		0.27%	(0.26)%	0.26	%(d)	(0.26)%
Portfolio turnover rate(e)	7%		65%		54%	59%	4%		32%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$5.56		$9.78		$12.19	$12.65	$8.72		$10.05
From Investment Operations
Net investment income (loss)(a)	0.01		(0.01)		0.01	(0.09)	0.03		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(3.87)		0.05	12.14	3.92		(1.27)
Net increase (decrease) in net asset value from investment operations	0.97		(3.88)		0.06	12.05	3.95		(1.33)
Dividends and Distributions to Shareholders
From net investment income	—		(0.00	)(b)	(0.01)	—	(0.02)		—
From net realized gain on investments	—		(0.34)		(2.46)	(12.51)	—		—
Total dividends and distributions	—		(0.34)		(2.47)	(12.51)	(0.02)		—
Net asset value, end of period	$6.53		$5.56		$9.78	$12.19	$12.65		$8.72
Total Return
Total return based on net asset value(c)	17.45%		(39.58)%		0.69%	97.09%	45.32%		(13.23)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$51,968		$37,633		$57,278	$18,012	$876		$476
Ratio of net expenses to average net assets, before waiver	0.99	%*	1.00%		0.90%	0.87%	0.91%		1.16%
Ratio of net expenses to average net assets, after waiver	0.80	%*	0.81%		0.83%	0.80%	0.73%		0.81%
Ratio of net investment income (loss) to average net assets	0.21	%*(d)	(0.22)%		0.11%	(0.47)%	0.30	%(d)	(0.53)%
Portfolio turnover rate(e)	7%		65%		54%	59%	4%		32%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Growth Fund

	Value	% of Total Net Assets
Apparel	$129,045,602	4.3%
Auto Manufacturers	187,393,766	6.3
Auto Parts & Equipment	18,839,785	0.6
Banks	31,880,476	1.1
Beverages	4,115,410	0.1
Biotechnology	207,043,567	6.9
Chemicals	51,290,362	1.7
Commercial Services	206,482,963	6.9
Computers	17,048,150	0.6
Cosmetics/Personal Care	99,848,275	3.3
Diversified Financial Services	58,809,822	2.0
Electrical Components & Equipment	16,854,319	0.6
Electronics	101,790,189	3.4
Energy — Alternate Sources	56,080,745	1.9
Food	66,679,303	2.2
Healthcare — Products	27,544,350	0.9
Healthcare — Services	17,554,112	0.6
Insurance	83,405,175	2.8
Internet	768,745,234	25.7
Investment Companies	77,405,148	2.6
Machinery — Diversified	143,021,050	4.8
Media	9,014,427	0.3
Metal Fabricate/Hardware	24,893,022	0.8
Retail	49,399,138	1.7
Semiconductors	349,333,246	11.7
Software	137,932,962	4.6
Total Value of Investments	2,941,450,598	98.4
Other assets less liabilities	46,749,689	1.6
Net Assets	$2,988,200,287	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 96.7%
AUSTRALIA — 2.3%
WiseTech Global Ltd.	1,307,420	$70,127,745
BELGIUM — 1.4%
Umicore SA	1,451,150	40,573,015
BRAZIL — 6.9%
MercadoLibre, Inc. *	147,609	174,857,621
NU Holdings Ltd., Class A *	4,040,618	31,880,476
		206,738,097
CHINA — 10.1%
Alibaba Group Holding Ltd. *	2,127,008	22,141,793
Ganfeng Lithium Group Co., Ltd., Class H *	1,634,000	10,717,346
Meituan, Class B *	5,619,850	88,124,402
NIO, Inc. ADR *	3,098,212	30,021,674
PDD Holdings, Inc. ADR *	486,138	33,611,582
Tencent Holdings Ltd.	2,367,400	100,380,552
Wuxi Biologics Cayman, Inc. *	3,652,500	17,554,112
		302,551,461
DENMARK — 6.1%
Ambu A/S, B Shares *	1,680,212	27,544,350
Genmab A/S *	293,158	111,094,483
Vestas Wind Systems A/S *	1,609,472	42,791,559
		181,430,392
FRANCE — 7.8%
Adevinta ASA *	752,367	4,944,042
Kering	233,694	129,045,602
L'Oreal SA	214,048	99,848,275
		233,837,919
GERMANY — 3.9%
Aixtron SE	1,179,242	40,044,187
HelloFresh SE *	1,110,944	27,476,625
Zalando SE *	1,712,917	49,399,138
		116,919,950

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
HONG KONG — 3.6%
AIA Group Ltd.	8,212,000	$83,405,175
Hong Kong Exchanges & Clearing Ltd.	657,501	24,912,062
		108,317,237
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	522,919	18,040,854
ISRAEL — 2.3%
Mobileye Global, Inc., Class A *	490,364	18,839,785
Wix.com Ltd. *	625,756	48,959,149
		67,798,934
ITALY — 5.8%
Ferrari NV	481,337	157,372,092
Prysmian SpA	402,985	16,854,319
		174,226,411
JAPAN — 6.5%
CyberAgent, Inc.	1,328,800	9,713,844
GMO Payment Gateway, Inc.	210,600	16,519,362
M3, Inc.	2,209,100	48,168,583
Nidec Corp.	924,600	50,950,489
SBI Holdings, Inc.	822,200	15,856,906
SMC Corp.	97,400	54,131,211
		195,340,395
NETHERLANDS — 17.9%
Adyen NV *	96,174	166,541,414
Argenx SE *	246,026	95,949,085
ASML Holding NV	303,805	220,358,432
EXOR NV	572,247	51,087,088
		533,936,019
NEW ZEALAND — 0.8%
Xero Ltd. *	284,357	22,782,664

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
NORWAY — 0.9%
AutoStore Holdings Ltd. *	7,788,131	$17,048,150
Schibsted ASA, A Shares	241,038	4,232,936
Schibsted ASA, B Shares	288,179	4,781,492
		26,062,578
SINGAPORE — 0.6%
Sea Ltd. ADR *	314,596	18,259,152
SOUTH KOREA — 2.9%
Coupang, Inc. *	1,537,346	26,749,820
Delivery Hero SE *	1,342,003	59,209,251
		85,959,071
SWEDEN — 3.8%
Atlas Copco AB, A Shares	6,157,135	88,889,838
Kinnevik AB, B Shares *	1,897,274	26,318,060
		115,207,898
SWITZERLAND — 1.6%
Temenos AG	297,453	23,684,892
VAT Group AG	60,097	24,893,022
		48,577,914
TAIWAN — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,814,000	88,930,626
UNITED KINGDOM — 2.1%
Ocado Group PLC *	5,417,410	39,202,678
Wise PLC, Class A *	2,802,170	23,422,187
		62,624,865
UNITED STATES — 5.8%
Elastic NV *	332,777	21,337,661
Oatly Group AB ADR *	2,007,517	4,115,410
SolarEdge Technologies, Inc. *	49,393	13,289,187
Spotify Technology SA *	832,298	133,625,444
		172,367,702
Total Common Stocks
(cost $1,988,144,206)		2,890,610,899

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.45% (cost $33,481,918)	146,741	$50,839,699
TOTAL INVESTMENTS — 98.4%
(cost $2,021,626,124)		$2,941,450,598
Other assets less liabilities — 1.6%		46,749,689
NET ASSETS — 100.0%		$2,988,200,287

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of 6/30/2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$555,546,961	$2,335,063,938	$—	$2,890,610,899
Preferred Stocks **	—	50,839,699	—	50,839,699
Total	$555,546,961	$2,385,903,637	$—	$2,941,450,598

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $2,021,626,124)	$2,941,450,598
Cash	47,632,946
Foreign cash, at value (cost $257,780)	257,315
Tax reclaims receivable	2,406,205
Capital shares sold receivable	272,792
Dividends receivable	259,633
Prepaid assets	31,835
Total Assets	2,992,311,324
LIABILITIES
Advisory fee payable	2,464,620
Shareholder Servicing fee payable	501,864
Deferred India capital gains tax liability (Note A)	482,397
Administration & Supervisory fee payable	131,882
Capital shares purchased payable	122,269
IRS Closing agreement tax payable for foreign reclaims (Note A)	5,505
Trustee fee payable	32,196
Commitment fee payable	9,798
Accrued expenses	360,506
Total Liabilities	4,111,037
NET ASSETS	$2,988,200,287
COMPOSITION OF NET ASSETS
Paid-in capital	$2,057,623,419
Total distributable earnings	930,576,868
$2,988,200,287
NET ASSET VALUE, PER SHARE
Class 2 ($699,906,718 / 56,376,777 shares outstanding), unlimited authorized, no par value	$12.41
Class 3 ($241,862,887 / 19,421,869 shares outstanding), unlimited authorized, no par value	$12.45
Class 4 ($556,952,958 / 44,700,030 shares outstanding), unlimited authorized, no par value	$12.46
Class 5 ($1,163,838,002 / 93,133,774 shares outstanding), unlimited authorized, no par value	$12.50
Class K ($65,265,228 / 5,268,663 shares outstanding), unlimited authorized, no par value	$12.39
Institutional Class ($260,374,494 / 21,083,133 shares outstanding), unlimited authorized, no par value	$12.35

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,162,940)	$13,637,792
Non-cash income	6,077,219
Interest	451,858
Litigation income	344
IRS Closing agreement tax payable for foreign reclaims (Note A)	(5,505)
Total Investment Income	20,161,708
EXPENSES
Advisory fee (Note B)	4,841,257
Shareholder Servicing fees — Class 2 shares (Note B)	561,758
Shareholder Servicing fees — Class 3 shares (Note B)	119,032
Shareholder Servicing fees — Class 4 shares (Note B)	188,842
Shareholder Servicing fees — Class 5 shares (Note B)	112,733
Administration & Supervisory fee — Class K shares (Note B)	53,572
Administration & Supervisory fee — Institutional Class shares (Note B)	202,804
Transfer agency	77,080
Sub-transfer agency — Institutional Class shares	91,869
Legal	286,828
Fund accounting	239,267
Custody	170,478
Professional fees	87,640
Trustees' fees	66,558
Registration fees	26,593
Commitment fees	20,284
Miscellaneous	72,524
Total Expenses	7,219,119
Net Investment Income	12,942,589
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	41,402,880
Foreign currency transactions	(68,074)
41,334,806
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $74,987) (Note A)	293,131,385
Translation of net assets and liabilities denominated in foreign currencies	33,996
293,165,381
Net realized and unrealized gain	334,500,187
NET INCREASE IN NET ASSETS FROM OPERATIONS	$347,442,776

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford International Growth Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,942,589	$19,913,803
Net realized gain (loss)	41,334,806	(13,743,913)
Net change in unrealized appreciation (depreciation)	293,165,381	(1,322,207,177)
Net Increase (Decrease) in Net Assets from Operations	347,442,776	(1,316,037,287)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(3,692,032)
Class 3	—	(1,457,987)
Class 4	—	(3,381,707)
Class 5	—	(7,602,619)
Class K	—	(335,676)
Institutional Class	—	(961,021)
Total Distributions to Shareholders	—	(17,431,042)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	28,503,000	342,081,605 *
Class 3	1,800,000	151,313,900 *
Class 4	—	50,000,000
Class K	1,051,682	10,780,634
Institutional Class	65,877,460	226,507,373
Dividends reinvested:
Class 2	—	3,691,376
Class 3	—	1,456,319
Class 4	—	3,381,707
Class 5	—	7,602,619
Class K	—	335,676
Institutional Class	—	918,730
Cost of shares redeemed:
Class 2	(7,145,987)	(1,550,000)*
Class 3	(15,200,000)	(272,875,605)*
Class 4	—	(134,613,900)
Class K	(470,286)	(7,662,243)
Institutional Class	(28,875,498)	(239,977,847)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	45,540,371	141,390,344
Total Increase (Decrease) in Net Assets	392,983,147	(1,192,077,985)
NET ASSETS
Beginning of Period	2,595,217,140	3,787,295,125
End of Period	$2,988,200,287	$2,595,217,140

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.96		$16.81	$21.56	$14.59	$10.74		$14.39
From Investment Operations
Net investment income(a)	0.05		0.08	0.15	0.00 (b)	0.15		0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.40		(5.87)	(2.20)	9.17	3.87		(2.61)
Net increase (decrease) in net asset value from investment operations	1.45		(5.79)	(2.05)	9.17	4.02		(2.50)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.41)	—	(0.15)		(0.10)
From net realized gain on investments	—		(0.05)	(2.29)	(2.20)	(0.02)		(1.03)
Return of capital	—		—	—	—	—		(0.02)
Total dividends and distributions	—		(0.06)	(2.70)	(2.20)	(0.17)		(1.15)
Net asset value, end of period	$12.41		$10.96	$16.81	$21.56	$14.59		$10.74
Total Return
Total return based on net asset value(c)	13.31%		(34.43)%	(9.40)%	62.95%	(37.34)%		(17.33)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$699,907		$598,426	$455,384	$599,275	$874,230		$632,645
Ratio of net expenses to average net assets	0.58	%*	0.60%	0.57%	0.58%	0.60%		0.60%
Ratio of net investment income to average net assets	0.83	%*(d)	0.68%	0.68%	0.02%	1.16	%(d)	0.72%
Portfolio turnover rate(e)	4%		12%	13%	26%	6%		14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Growth Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.99		$16.85	$21.63	$14.62	$10.76		$14.42
From Investment Operations
Net investment income(a)	0.06		0.08	0.16	0.01	0.16		0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.40		(5.87)	(2.21)	9.20	3.88		(2.61)
Net increase (decrease) in net asset value from investment operations	1.46		(5.79)	(2.05)	9.21	4.04		(2.50)
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)	(0.44)	—	(0.16)		(0.11)
From net realized gain on investments	—		(0.05)	(2.29)	(2.20)	(0.02)		(1.03)
Return of capital	—		—	—	—	—		(0.02)
Total dividends and distributions	—		(0.07)	(2.73)	(2.20)	(0.18)		(1.16)
Net asset value, end of period	$12.45		$10.99	$16.85	$21.63	$14.62		$10.76
Total Return
Total return based on net asset value(b)	13.35%		(34.38)%	(9.34)%	63.07%	37.44%		(17.27)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$241,863		$225,485	$503,783	$693,179	$546,477		$393,050
Ratio of net expenses to average net assets	0.51	%*	0.53%	0.50%	0.51%	0.53%		0.53%
Ratio of net investment income to average net assets	0.92	%*(c)	0.64%	0.74%	0.03%	1.22	%(c)	0.74%
Portfolio turnover rate(d)	4%		12%	13%	26%	6%		14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.99		$16.86	$21.65	$14.63	$10.77		$14.43
From Investment Operations
Net investment income(a)	0.06		0.09	0.17	0.01	0.16		0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		(5.89)	(2.21)	9.21	3.88		(2.61)
Net increase (decrease) in net asset value from investment operations	1.47		(5.80)	(2.04)	9.22	4.04		(2.49)
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)	(0.46)	0.00 (b)	(0.16)		(0.12)
From net realized gain on investments	—		(0.05)	(2.29)	(2.20)	(0.02)		(1.03)
Return of capital	—		—	—	—	—		(0.02)
Total dividends and distributions	—		(0.07)	(2.75)	(2.20)	(0.18)		(1.17)
Net asset value, end of period	$12.46		$10.99	$16.86	$21.65	$14.63		$10.77
Total Return
Total return based on net asset value(c)	13.37%		(34.36)%	(9.31)%	63.12%	37.48%		(17.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$556,953		$491,265	$860,635	$969,427	$283,094		$205,923
Ratio of net expenses to average net assets	0.48	%*	0.50%	0.47%	0.48%	0.50%		0.50%
Ratio of net investment income to average net assets	0.93	%*(d)	0.72%	0.78%	0.06%	1.26	%(d)	0.83%
Portfolio turnover rate(e)	4%		12%	13%	26%	6%		14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Growth Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.02		$16.91	$21.70	$14.66	$10.79		$14.46
From Investment Operations
Net investment income(a)	0.06		0.09	0.18	0.02	0.17		0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.42		(5.90)	(2.21)	9.23	3.89		(2.61)
Net increase (decrease) in net asset value from investment operations	1.48		(5.81)	(2.03)	9.25	4.06		(2.49)
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.47)	(0.01)	(0.17)		(0.13)
From net realized gain on investments	—		(0.05)	(2.29)	(2.20)	(0.02)		(1.03)
Return of capital	—		—	—	—	—		(0.02)
Total dividends and distributions	—		(0.08)	(2.76)	(2.21)	(0.19)		(1.18)
Net asset value, end of period	$12.50		$11.02	$16.91	$21.70	$14.66		$10.79
Total Return
Total return based on net asset value(b)	13.40%		(34.33)%	(9.27)%	63.20%	37.55%		(17.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,163,838		$1,026,319	$1,562,791	$1,842,231	$1,298,918		$944,366
Ratio of net expenses to average net assets	0.43	%*	0.45%	0.42%	0.43%	0.45%		0.45%
Ratio of net investment income to average net assets	0.98	%*(c)	0.79%	0.82%	0.13%	1.31	%(c)	0.84%
Portfolio turnover rate(d)	4%		12%	13%	26%	6%		14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.93		$16.77	$21.54	$14.58		$10.73		$14.38
From Investment Operations
Net investment income (loss)(a)	0.05		0.08	0.15	(0.05	)(b)	0.15		0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		(5.86)	(2.20)	9.21		3.87		(2.60)
Net increase (decrease) in net asset value from investment operations	1.46		(5.78)	(2.05)	9.16		4.02		(2.50)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.43)	—	(c)	(0.15)		(0.10)
From net realized gain on investments	—		(0.05)	(2.29)	(2.20)		(0.02)		(1.03)
Return of capital	—		—	—	—		—		(0.02)
Total dividends and distributions	—		(0.06)	(2.72)	(2.20)		(0.17)		(1.15)
Net asset value, end of period	$12.39		$10.93	$16.77	$21.54		$14.58		$10.73
Total Return
Total return based on net asset value(d)	13.36%		(34.43)%	(9.43)%	62.95%		37.40%		(17.32)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$65,265		$57,075	$82,820	$130,401		$7		$5
Ratio of net expenses to average net assets	0.58	%*	0.60%	0.57%	0.58%		0.60%		0.60%
Ratio of net investment income (loss) to average net assets	0.83	%*(e)	0.66%	0.69%	(0.26)%		1.17	%(e)	0.72%
Portfolio turnover rate(f)	4%		12%	13%	26%		6%		14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or (loss) per share may not correlate to the aggregate investment income presented in the Statement of Operations due to the allocation of expenses across the share classes.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Ratio includes taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$10.90		$16.72	$21.48	$14.55	$10.72		$14.38
From Investment Operations
Net investment income (loss)(a)	0.04		0.07	0.12	(0.03)	0.15		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		(5.84)	(2.18)	9.16	3.85		(2.49)
Net increase (decrease) in net asset value from investment operations	1.45		(5.77)	(2.06)	9.13	4.00		(2.50)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.41)	—	(0.15)		(0.11)
From net realized gain on investments	—		(0.05)	(2.29)	(2.20)	(0.02)		(1.03)
Return of capital	—		—	—	—	—		(0.02)
Total dividends and distributions	—		(0.05)	(2.70)	(2.20)	(0.17)		(1.16)
Net asset value, end of period	$12.35		$10.90	$16.72	$21.48	$14.55		$10.72
Total Return
Total return based on net asset value(b)	13.30%		(34.49)%	(9.49)%	62.84%	37.25%		(17.34)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$260,374		$196,648	$321,882	$308,176	$26,800		$2,081
Ratio of net expenses to average net assets	0.66	%*	0.68%	0.65%	0.64%	0.65%		0.69%
Ratio of net investment income (loss) to average net assets	0.71	%*(c)	0.60%	0.55%	(0.16)%	1.09	%(c)	(0.23)%
Portfolio turnover rate(d)	4%		12%	13%	26%	6%		14%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Value	% of Total Net Assets
Biotechnology	$170,618	1.2%
Building Materials	595,044	4.0
Chemicals	187,798	1.3
Commercial Services	935,227	6.4
Computers	142,060	1.0
Distribution/Wholesale	816,661	5.5
Diversified Financial Services	1,613,361	11.0
Electrical Components & Equipment	117,347	0.8
Electronics	792,471	5.4
Entertainment	62,060	0.4
Food	11,719	0.1
Hand/Machine Tools	215,573	1.5
Healthcare — Products	130,498	0.9
Insurance	49,396	0.3
Internet	1,332,003	9.0
Investment Companies	47,643	0.3
Leisure Time	533,721	3.6
Machinery — Diversified	379,377	2.6
Media	17,729	0.1
Mining	39,415	0.3
Miscellaneous Manufacturing	654,239	4.4
Pharmaceuticals	188,115	1.3
Private Equity	52,154	0.4
Retail	506,525	3.4
Semiconductors	1,895,001	12.9
Software	2,133,705	14.5
Telecommunications	293,162	2.0
Toys/Games/Hobbies	457,676	3.1
Total Value of Investments	14,370,298	97.7
Other assets less liabilities	343,970	2.3
Net Assets	$14,714,268	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 97.7%
AUSTRALIA — 1.4%
Cleanspace Holdings Ltd. *	14,694	$1,958
Netwealth Group Ltd.	17,953	166,701
Vulcan Energy Resources Ltd. *	14,023	39,415
		208,074
BELGIUM — 1.0%
Melexis NV	1,496	146,904
CANADA — 5.0%
Docebo, Inc. *	5,550	219,696
Kinaxis, Inc. *	3,561	508,848
		728,544
CHINA — 3.4%
Airtac International Group	15,229	503,298
DENMARK — 0.8%
ALK-Abello A/S *	10,346	113,043
FINLAND — 0.2%
Nanoform Finland PLC *	17,143	35,729
FRANCE — 1.5%
Cellectis SA ADR *	10,403	20,494
ESI Group *	1,300	209,954
		230,448
GERMANY — 5.7%
Aumann AG	3,322	50,532
Auto1 Group SE *	9,585	89,039
Hypoport SE *	2,470	451,374
New Work SE	916	123,631
Tonies SE, Class A *	21,879	116,586
Veganz Group AG *	716	11,720
		842,882

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
HONG KONG — 0.9%
Hypebeast Ltd. *	481,000	$18,722
Johnson Electric Holdings Ltd.	91,500	117,347
		136,069
INDIA — 1.7%
CreditAccess Grameen Ltd. *	12,451	189,729
PVR Inox Ltd. *	3,700	62,060
		251,789
IRELAND — 1.0%
Keywords Studios PLC	6,180	142,060
ISRAEL — 2.7%
Maytronics Ltd.	20,809	285,162
Nayax Ltd. *	5,639	107,231
		392,393
ITALY — 6.4%
Brunello Cucinelli SpA	4,267	375,689
Reply SpA	2,828	321,523
Technogym SpA	26,848	248,559
		945,771
JAPAN — 24.6%
Anicom Holdings, Inc.	11,300	49,396
Appier Group, Inc. *	7,100	87,103
Bengo4.com, Inc. *	7,000	186,963
COLOPL, Inc.	20,400	92,349
Demae-Can Co., Ltd. *	8,500	23,985
DMG Mori Co., Ltd.	12,400	215,572
eGuarantee, Inc.	10,800	144,090
Freee K.K. *	2,700	61,523
GA Technologies Co., Ltd. *	11,300	111,852
Infomart Corp.	64,000	147,204
Inter Action Corp.	4,000	38,885
Iriso Electronics Co., Ltd.	5,200	151,375
Istyle, Inc. *	15,000	58,001

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
Jade Group, Inc. *	7,900	$97,691
JMDC, Inc.	3,700	147,787
Kamakura Shinsho Ltd.	21,300	107,497
Katitas Co., Ltd.	11,900	206,032
KH Neochem Co., Ltd.	11,500	187,798
Kitanotatsujin Corp.	40,400	81,521
Megachips Corp.	9,000	234,240
Optex Group Co., Ltd.	10,000	141,070
Outsourcing, Inc.	14,700	140,259
Raksul, Inc. *	27,200	256,491
Sansan, Inc. *	9,700	114,423
Shima Seiki Manufacturing Ltd.	6,500	84,030
Snow Peak, Inc.	7,400	96,569
Tsugami Corp.	25,200	242,858
WealthNavi, Inc. *	11,200	105,231
		3,611,795
NEW ZEALAND — 0.5%
Volpara Health Technologies Ltd. *	144,415	72,152
SOUTH KOREA — 3.9%
Douzone Bizon Co., Ltd.	4,964	117,095
Koh Young Technology, Inc.	22,226	261,794
Park Systems Corp.	1,053	150,942
Wantedlab, Inc. *	4,359	42,328
		572,159
SWEDEN — 11.1%
AddTech AB, B Shares	24,057	524,646
Avanza Bank Holding AB	21,614	440,452
Cellavision AB	1,790	30,471
HMS Networks AB	5,987	293,162
Paradox Interactive AB	7,233	182,546
Storytel AB *	5,732	17,729
VNV Global AB *	25,658	47,642
Xvivo Perfusion AB *	3,136	88,334
		1,624,982

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
SWITZERLAND — 4.9%
Bossard Holding AG	913	$202,977
Sensirion Holding AG *	3,415	374,005
u-blox Holding AG	1,299	142,584
		719,566
TAIWAN — 9.6%
ASPEED Technology, Inc.	3,100	285,525
Chroma ATE, Inc.	47,000	379,301
Global Unichip Corp.	13,000	672,857
TCI Co., Ltd.	13,148	75,072
		1,412,755
UNITED KINGDOM — 10.2%
Alpha Group International PLC	10,309	278,214
Angle PLC *	72,211	11,693
dotdigital group PLC	73,839	79,402
FD Technologies PLC *	7,495	182,750
Games Workshop Group PLC	2,458	341,090
Molten Ventures PLC *	15,369	52,154
Naked Wines PLC *	28,449	34,267
Oxford Nanopore Technologies PLC *	42,249	114,395
Team17 Group PLC *	22,496	102,852
Trustpilot Group PLC *	61,941	53,413
Victoria PLC *	33,146	247,942
		1,498,172
UNITED STATES — 1.2%
Burford Capital Ltd.	14,879	181,713
TOTAL INVESTMENTS — 97.7%
(cost $14,267,052)		$14,370,298
Other assets less liabilities — 2.3%		343,970
NET ASSETS — 100.0%		$14,714,268

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$2,155,591	$12,214,707	$—	$14,370,298
Total	$2,155,591	$12,214,707	$—	$14,370,298

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

ASSETS
Investments, at value (cost $14,267,052)	$14,370,298
Cash	419,278
Foreign cash, at value (cost $7)	9
Tax reclaims receivable	38,258
Due from Manager	20,580
Dividends receivable	10,550
Receivable for investments sold	1,574
Prepaid assets	14,785
Total Assets	14,875,332
LIABILITIES
Advisory fee payable	43,040
Deferred India capital gains tax liability (Note A)	26,804
Administration & Supervisory fee payable	12,615
Payable for investment purchased	6,345
Trustee fee payable	414
Commitment fee payable	126
Accrued expenses	71,720
Total Liabilities	161,064
NET ASSETS	$14,714,268
COMPOSITION OF NET ASSETS
Paid-in capital	$32,666,597
Total accumulated (loss)	(17,952,329)
$14,714,268
NET ASSET VALUE, PER SHARE
Class K ($17,575 / 1,389 shares outstanding), unlimited authorized, no par value	$12.66
Institutional Class ($14,696,693 / 1,162,656 shares outstanding), unlimited authorized, no par value	$12.64

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford International Smaller Companies Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $37,144)	$223,719
Interest	16,198
Total Investment Income	239,917
EXPENSES
Advisory fee (Note B)	98,354
Administration & Supervisory fee — Institutional Class shares (Note B)	11,755
Administration & Supervisory fee — Class K shares (Note B)	17,072
Transfer agency	22,023
Sub-transfer agency — Institutional Class shares	5,772
Fund accounting	58,018
Registration fees	20,340
Professional fees	19,183
Custody	10,636
Legal	5,333
Trustees' fees	911
Commitment fees	278
Miscellaneous	3,377
Total Expenses	273,052
Fees waived/expenses reimbursed	(114,662)
Total Expenses after Waiver	158,390
Net Investment Income	81,527
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $16,325)	(8,619,658)
Foreign currency transactions	10,502
(8,609,156)
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $23,193) (Note A)	12,380,257
Translation of net assets and liabilities denominated in foreign currencies	(3,129)
12,377,128
Net realized and unrealized gain	3,767,972
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,849,499

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford International Smaller Companies Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$81,527	$80,742
Net realized (loss)	(8,609,156)	(9,206,258)
Net change in unrealized appreciation (depreciation)	12,377,128	(13,846,066)
Net Increase (Decrease) in Net Assets from Operations	3,849,499	(22,971,582)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(35,904)
Institutional Class	—	(14,391)
Total Distributions to Shareholders	—	(50,295)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	1,568,800	1,526,400
Institutional Class	554,800	14,373,256
Dividends reinvested:
Class K	—	35,491
Institutional Class	—	14,391
Cost of shares redeemed:
Class K	(26,754,378)	(4,101,595)
Institutional Class	—	(10,217,456)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(24,630,778)	1,630,487
Total (Decrease) in Net Assets	(20,781,279)	(21,391,390)
NET ASSETS
Beginning of Period	35,495,547	56,886,937
End of Period	$14,714,268	$35,495,547

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Smaller Companies Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$11.26		$18.55	$17.49	$12.30	$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	0.03		0.03	(0.06)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.37		(7.30)	1.20	6.00	2.64	(0.06)
Net increase (decrease) in net asset value from investment operations	1.40		(7.27)	1.14	5.97	2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)	(0.01)	—	(0.11)	—
From net realized gain on investments	—		—	(0.07)	(0.78)	(0.19)	—
Total dividends and distributions	—		(0.02)	(0.08)	(0.78)	(0.30)	—
Net asset value, end of period	$12.66		$11.26	$18.55	$17.49	$12.30	$9.95
Total Return
Total return based on net asset value(c)	12.43%		(39.20)%	6.49%	48.61%	26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17		$22,910	$41,517	$936	$630	$497
Ratio of net expenses to average net assets, before waiver	1.58	%*	1.55%	1.84%	17.20%	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	0.43	%*	0.23%	(0.31)%	(0.23)%	0.13%	1.85%*
Portfolio turnover rate(d)	12%		44%	16%	16%	11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International Smaller Companies Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$11.25		$18.55	$17.49	$12.30	$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	0.03		0.02	(0.06)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.36		(7.31)	1.20	6.00	2.64	(0.06)
Net increase (decrease) in net asset value from investment operations	1.39		(7.29)	1.14	5.97	2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	(0.01)	—	(0.11)	—
From net realized gain on investments	—		—	(0.07)	(0.78)	(0.19)	—
Return of capital	—		—	—	—	—	—
Total dividends and distributions	—		(0.01)	(0.08)	(0.78)	(0.30)	—
Net asset value, end of period	$12.64		$11.25	$18.55	$17.49	$12.30	$9.95
Total Return
Total return based on net asset value(c)	12.36%		(39.28)%	6.48%	48.61%	26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,697		$12,586	$15,370	$936	$630	$498
Ratio of net expenses to average net assets, before waiver	1.66	%*	1.65%	1.91%	17.20%	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.98	%*	0.99%	0.97%	0.90%	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	0.55	%*	0.17%	(0.30)%	(0.23)%	0.13%	1.85%*
Portfolio turnover rate(d)	12%		44%	16%	16%	11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Value	% of Total Net Assets
Advertising	$23,525,382	3.5%
Aerospace/Defense	7,582,284	1.1
Apparel	44,459,652	6.6
Auto Manufacturers	39,884,936	5.9
Auto Parts & Equipment	16,988,035	2.5
Biotechnology	60,958,730	9.1
Commercial Services	26,436,194	3.9
Diversified Financial Services	15,200,687	2.3
Healthcare — Products	23,594,886	3.5
Healthcare — Services	3,135,367	0.5
Internet	189,992,177	28.2
Pharmaceuticals	27,673,986	4.1
Semiconductors	101,610,506	15.1
Software	85,111,203	12.6
Total Value of Investments	666,154,025	98.9
Other assets less liabilities	7,212,775	1.1
Net Assets	$673,366,800	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.9%
BRAZIL — 2.0%
MercadoLibre, Inc. *	11,451	$13,564,855
CANADA — 3.1%
Shopify, Inc., Class A *	328,029	21,190,673
CHINA — 13.8%
Alibaba Group Holding Ltd. *	925,252	9,631,717
BeiGene Ltd. ADR *	55,847	9,957,520
Contemporary Amperex Technology Co., Ltd., Class A	537,660	16,988,036
Meituan, Class B *	1,221,290	19,150,947
NIO, Inc. ADR *	643,034	6,231,000
PDD Holdings, Inc. ADR *	317,366	21,942,685
Tencent Holdings Ltd.	214,900	9,112,013
		93,013,918
FRANCE — 6.6%
Hermes International	8,803	19,135,252
Kering	45,861	25,324,400
		44,459,652
GERMANY — 1.8%
BioNTech SE ADR *	110,331	11,908,025
INDIA — 2.3%
Housing Development Finance Corp., Ltd.	440,596	15,200,687
NETHERLANDS — 8.1%
Adyen NV *	13,882	24,039,012
ASML Holding NV	42,341	30,711,135
		54,750,147
SINGAPORE — 0.9%
Sea Ltd. ADR *	101,006	5,862,388
SOUTH KOREA — 2.0%
Coupang, Inc. *	789,640	13,739,736

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
UNITED STATES — 58.3%
Advanced Micro Devices, Inc. *	143,097	$16,300,179
Affirm Holdings, Inc. *	156,372	2,397,183
Amazon.com, Inc. *	297,800	38,821,208
Atlassian Corp., Class A *	123,635	20,747,189
Cloudflare, Inc., Class A *	281,910	18,428,457
Datadog, Inc., Class A *	73,897	7,269,987
Dexcom, Inc. *	215,345	27,673,986
Ginkgo Bioworks Holdings, Inc. *	1,685,681	3,135,367
Illumina, Inc. *	84,357	15,816,094
Intuitive Surgical, Inc. *	69,003	23,594,886
Joby Aviation, Inc. *	739,014	7,582,284
Moderna, Inc. *	191,581	23,277,091
Netflix, Inc. *	45,766	20,159,465
NVIDIA Corp.	129,070	54,599,191
ROBLOX Corp., Class A *	290,614	11,711,744
Samsara, Inc., Class A *	306,837	8,502,453
Spotify Technology SA *	104,743	16,816,489
Tesla, Inc. *	128,563	33,653,936
Trade Desk, Inc. (The), Class A *	304,654	23,525,382
Workday, Inc., Class A *	81,683	18,451,373
		392,463,944
TOTAL INVESTMENTS — 98.9%
(cost $487,424,582)		$666,154,025
Other assets less liabilities — 1.1%		7,212,775
NET ASSETS — 100.0%		$673,366,800

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$496,860,826	$169,293,199	$—	$666,154,025
Total	$496,860,826	$169,293,199	$—	$666,154,025

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford Long Term Global Growth Fund

ASSETS
Investments, at value (cost $487,424,582)	$666,154,025
Cash	9,352,007
Capital shares sold receivable	96,231
Tax reclaims receivable	202,057
Prepaid assets	18,248
Total Assets	675,822,568
LIABILITIES
Advisory fee payable	706,767
Payable for investment purchased	1,269,127
Administration & Supervisory fee payable	216,062
Capital shares purchased payable	11,612
Deferred India capital gains tax liability (Note A)	55,657
Shareholder Servicing fee payable	39,008
Trustee fee payable	6,949
Commitment fee payable	2,129
Accrued expenses	148,457
Total Liabilities	2,455,768
NET ASSETS	$673,366,800
COMPOSITION OF NET ASSETS
Paid-in capital	$711,520,077
Total accumulated (loss)	(38,153,277)
$673,366,800
NET ASSET VALUE, PER SHARE
Class 2 ($77,678,460 / 3,116,399 shares outstanding), unlimited authorized, no par value	$24.93
Class 4 ($51,394,377 / 1,774,513 shares outstanding), unlimited authorized, no par value	$28.96
Class K ($304,326,131 / 12,203,480 shares outstanding), unlimited authorized, no par value	$24.94
Institutional Class ($239,967,832 / 9,670,150 shares outstanding), unlimited authorized, no par value	$24.82

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $238,635)	$1,171,092
Non-cash income	974,144
Interest	132,476
Total Investment Income	2,277,712
EXPENSES
Advisory fee (Note B)	1,358,470
Shareholder Servicing fees — Class 2 shares (Note B)	59,108
Shareholder Servicing fees — Class 4 shares (Note B)	16,099
Shareholder Servicing fees — Class K shares (Note B)	233,845
Administration & Supervisory fee — Institutional Class shares (Note B)	181,150
Transfer agency	57,633
Sub-transfer agency — Institutional Class shares	104,647
Legal	60,440
Fund accounting	57,939
Custody	28,994
Registration fees	23,873
Professional fees	18,049
Trustees' fees	13,856
Commitment fees	4,226
Miscellaneous	25,672
Total Expenses	2,244,001
Net Investment Income	33,711
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(21,598,292)
Foreign currency transactions	(416)
(21,598,708)
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of $55,657) (Note A)	168,678,116
Translation of net assets and liabilities denominated in foreign currencies	7,393
168,685,509
Net realized and unrealized gain	147,086,801
NET INCREASE IN NET ASSETS FROM OPERATIONS	$147,120,512

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford Long Term Global Growth Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$33,711	$(2,528,428)
Net realized (loss)	(21,598,708)	(189,489,586)
Net change in unrealized appreciation (depreciation)	168,685,509	(336,220,659)
Net Increase (Decrease) in Net Assets from Operations	147,120,512	(528,238,673)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(2,238,949)
Class 4	—	(1,281,675)
Class K	—	(8,926,777)
Institutional Class	—	(6,589,232)
Total Distributions to Shareholders	—	(19,036,633)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	6,000
Class 4	—	53,862,692
Class K	2,248,977	48,885,953
Institutional Class	35,203,969	222,264,057
Dividends reinvested:
Class 2	—	2,238,949
Class 4	—	1,281,675
Class K	—	8,277,694
Institutional Class	—	6,561,366
Cost of shares redeemed:
Class 2	—	(7,000,000)
Class 5	—	(74,362,692)
Class K	(6,173,809)	(36,691,886)
Institutional Class	(22,716,710)	(340,255,603)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	8,565,427	(114,931,795)
Total Increase (Decrease) in Net Assets	155,685,939	(662,207,101)
NET ASSETS
Beginning of Period	517,680,861	1,179,887,962
End of Period	$673,366,800	$517,680,861

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$19.45		$37.47	$38.45	$20.68	$15.51	$17.33
From Investment Operations
Net investment income (loss)(a)	0.00	(b)	(0.08)	(0.25)	(0.17)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	5.48		(17.19)	1.20	21.17	5.27	(0.22)
Net increase (decrease) in net asset value from investment operations	5.48		17.27	0.95	21.00	5.20	(0.26)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.75)	(1.93)	(3.23)	(0.03)	(1.56)
Total dividends and distributions	—		(0.75)	(1.93)	(3.23)	(0.03)	(1.56)
Net asset value, end of period	$24.93		$19.45	$37.47	$38.45	$20.68	$15.51
Total Return
Total return based on net asset value(c)	28.13%		(46.04)%	2.50%	101.77%	33.49%	(1.42)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$77,678		$60,624	$121,252	$131,695	$72,023	$54,661
Ratio of net expenses to average net assets	0.72	%*	0.73%	0.70%	0.71%	0.76%	0.79%
Ratio of net investment income (loss) to average net assets	0.04	%*(d)	(0.33)%	(0.60)%	(0.58)%	(0.40)%	(0.22)%
Portfolio turnover rate(e)	8%		28%	16%	40%	5%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Period April 13, 2022(a) through December 31, 2022	For the Period January 1, 2020 through July 13, 2020		For the Period April 10, 2019(b) through December 31, 2019	For the Period January 1, 2018 through April 9, 2018		For the Year Ended December 31, 2017
Net asset value, beginning of period	$22.59		$31.38	$24.24		$21.80	$19.99		$12.96
From Investment Operations
Net investment income (loss)(c)	0.02		(0.06)	(0.05)		(0.04)	(0.03)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	6.35		(7.98)	9.71		2.51	1.11		7.10
Net increase (decrease) in net asset value from investment operations	6.37		(8.04)	9.66		2.47	1.08		7.03
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.75)	—		(0.03)	—		—
Total dividends and distributions	—		(0.75)	—		(0.03)	—		—
Proceeds from Purchase Fees and Redemption Fees(c)	—		—	—		—	—		0.00 (d)
Net asset value, end of period	$28.96		$22.59	$33.90		$24.24	$21.07		$19.99
Total Return
Total return based on net asset value(e)	28.19%		(25.57)%	39.84%		11.34%	5.41%		54.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$51,394		$40,092	$—		$74,808	$—		$58,802
Ratio of net expenses to average net assets, before waiver	0.62	%*	0.65%*	0.63	%*	0.66%*	0.67	%*	0.72%
Ratio of net expenses to average net assets, after waiver	0.62	%*	0.65%*	0.63	%*	0.66%*	0.67	%*	0.67%
Ratio of net investment income (loss) to average net assets	0.14	%*(f)	(0.34)%*	(0.38	)%*	(0.27)%*	0.15	%*	(0.41)%
Portfolio turnover rate(g)	8%		28%	40%		5%	16%		13%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from July 13, 2020 to April 12, 2022. All shares of this class were redeemed at $33.90 on July 13, 2020. New shares were issued at $31.38 on April 13, 2022.

(b)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to April 9, 2019. All shares of this class were redeemed at $21.07 on April 9, 2018. New shares were issued at $21.80 on April 10, 2019.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Ratio includes taxable stock dividends that were treated as income.

(g)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$19.46		$37.48	$38.47	$20.69	$15.52	$17.34
From Investment Operations
Net investment income (loss)(a)	0.00	(b)	(0.08)	(0.25)	(0.17)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	5.48		(17.19)	1.19	21.18	5.27	(0.22)
Net increase (decrease) in net asset value from investment operations	5.48		(17.27)	0.94	21.01	5.20	(0.26)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.75)	(1.93)	(3.23)	(0.03)	(1.56)
Total dividends and distributions	—		(0.75)	(1.93)	(3.23)	(0.03)	(1.56)
Net asset value, end of period	$24.94		$19.46	$37.48	$38.47	$20.69	$15.52
Total Return
Total return based on net asset value(c)	28.16%		(46.04)%	2.48%	101.76%	33.50%	(1.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$304,326		$240,856	$432,975	$221,188	$136,096	$75,402
Ratio of net expenses to average net assets, before waiver	0.72	%*	0.73%	0.70%	0.71%	0.76%	0.79%
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.73%	0.70%	0.71%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets	0.04	%*(d)	(0.34)%	(0.61)%	(0.57)%	(0.41)%	(0.23)%
Portfolio turnover rate(e)	8%		28%	16%	40%	5%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford Long Term Global Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$19.38		$37.36	$38.38	$20.66	$15.51	$17.34
From Investment Operations
Net investment (loss)(a)	(0.01)		(0.10)	(0.29)	(0.22)	(0.10)	(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	5.45		(17.13)	1.20	21.17	5.28	(0.08)
Net increase (decrease) in net asset value from investment operations	5.44		(17.23)	0.91	20.95	5.18	(0.27)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.75)	(1.93)	(3.23)	(0.03)	(1.56)
Total dividends and distributions	—		(0.75)	(1.93)	(3.23)	(0.03)	(1.56)
Net asset value, end of period	$24.82		$19.38	$37.36	$38.38	$20.66	$15.51
Total Return
Total return based on net asset value(b)	28.02%		(46.08)%	2.40%	101.61%	33.40%	(1.47)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$239,968		$176,109	$525,321	$350,860	$57,009	$356
Ratio of net expenses to average net assets, before waiver	0.81	%*	0.84%	0.80%	0.79%	0.86%	0.88%
Ratio of net expenses to average net assets, after waiver	0.81	%*	0.84%	0.80%	0.79%	0.86%	0.87%
Ratio of net investment (loss) to average net assets	(0.07	)%*(c)	(0.42)%	(0.71)%	(0.68)%	(0.53)%	(0.91)%
Portfolio turnover rate(d)	8%		28%	16%	40%	5%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Value	% of Total Net Assets
Aerospace/Defense	$93,995	3.6%
Biotechnology	156,454	6.0
Chemicals	15,848	0.6
Commercial Services	139,284	5.3
Computers	158,483	6.0
Diversified Financial Services	10,480	0.4
Electrical Components & Equipment	96,284	3.7
Healthcare — Products	457,305	17.4
Healthcare — Services	29,666	1.1
Insurance	24,147	0.9
Internet	142,298	5.4
Miscellaneous Manufacturing	108,292	4.1
Pharmaceuticals	58,102	2.2
Real Estate	18,531	0.7
Retail	58,505	2.2
Semiconductors	215,631	8.2
Software	739,132	28.2
Telecommunications	42,573	1.6
Total Value of Investments	2,565,010	97.6
Other assets less liabilities	61,944	2.4
Net Assets	$2,626,954	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 97.6%
ISRAEL — 2.5%
JFrog Ltd. *	2,372	$65,704
UNITED STATES — 95.1%
Adaptimmune Therapeutics PLC ADR *	8,657	8,008
AeroVironment, Inc. *	919	93,995
Ambarella, Inc. *	904	75,638
American Well Corp., Class A *	6,844	14,372
Appian Corp., Class A *	1,391	66,212
Axon Enterprise, Inc. *	555	108,292
Bandwidth, Inc., Class A *	1,966	26,895
BlackLine, Inc. *	1,124	60,494
Calix, Inc. *	853	42,573
Cardlytics, Inc. *	2,501	15,806
Cargurus, Inc. *	2,114	47,840
CEVA, Inc. *	944	24,119
Chegg, Inc. *	1,519	13,489
Codexis, Inc. *	5,660	15,848
CS Disco, Inc. *	2,424	19,925
CyberArk Software Ltd. *	513	80,197
Denali Therapeutics, Inc. *	862	25,438
Digimarc Corp. *	1,331	39,185
Doximity, Inc., Class A *	1,789	60,862
Everbridge, Inc. *	991	26,658
EverQuote, Inc., Class A *	4,057	26,371
Exact Sciences Corp. *	1,086	101,975
Expensify, Inc., Class A *	2,767	22,081
Fiverr International Ltd. *	1,176	30,588
Freshpet, Inc. *	889	58,505
HashiCorp, Inc., Class A *	2,193	57,413
IPG Photonics Corp. *	475	64,514
LendingTree, Inc. *	474	10,480
LiveRamp Holdings, Inc. *	2,585	73,828
Novanta, Inc. *	523	96,284
Novocure Ltd. *	1,344	55,776
Pacira BioSciences, Inc. *	1,450	58,101
PhenomeX, Inc. *	2,009	984
Precision BioSciences, Inc. *	4,062	2,137

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
Progyny, Inc. *	1,321	$51,968
Quanterix Corp. *	2,072	46,724
Redfin Corp. *	1,492	18,531
Schrodinger, Inc. *	2,112	105,431
Shockwave Medical, Inc. *	168	47,949
Sprout Social, Inc., Class A *	1,585	73,164
STAAR Surgical Co. *	1,085	57,038
Stratasys Ltd. *	1,773	31,488
Sutro Biopharma, Inc. *	4,968	23,101
Tabula Rasa HealthCare, Inc. *	2,080	17,160
Tandem Diabetes Care, Inc. *	751	18,430
Teladoc Health, Inc. *	604	15,293
TransMedics Group, Inc. *	1,541	129,413
Trupanion, Inc. *	1,227	24,147
Twist Bioscience Corp. *	2,192	44,848
Upwork, Inc. *	4,015	37,500
Varonis Systems, Inc. *	1,756	46,797
Veeco Instruments, Inc. *	2,000	51,360
Xencor, Inc. *	2,080	51,938
Zuora, Inc., Class A *	7,488	82,143
		2,499,306
TOTAL INVESTMENTS — 97.6%
(cost $2,977,912)		$2,565,010
Other assets less liabilities — 2.4%		61,944
NET ASSETS — 100.0%		$2,626,954

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$2,565,010	$—	$—	$2,565,010
Total	$2,565,010	$—	$—	$2,565,010

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Discovery Fund

ASSETS
Investments, at value (cost $2,977,912)	$2,565,010
Cash	85,414
Due from Manager	16,262
Prepaid assets	22,003
Total Assets	2,688,689
LIABILITIES
Advisory fee payable	3,133
Administration & Supervisory fee payable	1,065
Trustee fee payable	35
Commitment fee payable	11
Accrued expenses	57,491
Total Liabilities	61,735
NET ASSETS	$2,626,954
COMPOSITION OF NET ASSETS
Paid-in capital	$4,068,545
Total accumulated (loss)	(1,441,591)
$2,626,954
NET ASSET VALUE, PER SHARE
Class K ($2,370,816 / 463,560 shares outstanding), unlimited authorized, no par value	$5.11
Institutional Class ($256,138 / 50,109 shares outstanding), unlimited authorized, no par value	$5.11

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford U.S. Discovery Fund

INVESTMENT INCOME
Interest	$765
Total Investment Income	765
EXPENSES
Advisory fee (Note B)	6,603
Administration & Supervisory fee — Class K shares (Note B)	2,034
Administration & Supervisory fee — Institutional Class shares (Note B)	211
Transfer agency	18,718
Fund accounting	47,140
Registration fees	17,664
Professional fees	13,184
Custody	1,208
Legal	284
Line of credit interest	74
Trustees' fees	65
Commitment fees	20
Miscellaneous	2,256
Total Expenses	109,461
Fees waived/expenses reimbursed	(98,631)
Total Expenses after Waiver	10,830
Net Investment (Loss)	(10,065)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized (loss) from:
Investments	(115,198)
(115,198)
Net change in unrealized appreciation on:
Investments	412,306
412,306
Net realized and unrealized gain	297,108
NET INCREASE IN NET ASSETS FROM OPERATIONS	$287,043

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford U.S. Discovery Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(10,065)	$(21,574)
Net realized (loss)	(115,198)	(896,106)
Net change in unrealized appreciation (depreciation)	412,306	(583,200)
Net Increase (Decrease) in Net Assets from Operations	287,043	(1,500,880)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	4,455,000
Dividends reinvested:
Class K	—	—
Cost of shares redeemed:
Class K	(500,000)	(1,642,910)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(500,000)	2,812,090
Total Increase (Decrease) in Net Assets	(212,957)	1,311,210
NET ASSETS
Beginning of Period	2,839,911	1,528,701
End of Period	$2,626,954	$2,839,911

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford U.S. Discovery Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Period May 5, 2021(a) through December 31, 2021
Net asset value, beginning of period	$4.69		$8.64	$10.00
From Investment Operations
Net investment (loss)(b)	(0.02)		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		(3.91)	(1.29)
Net increase (decrease) in net asset value from investment operations	0.42		(3.95)	(1.34)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	(0.02)
Total dividends and distributions	—		—	(0.02)
Net asset value, end of period	$5.11		$4.69	$8.64
Total Return
Total return based on net asset value(c)	8.96%		(45.72)%	(13.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,371		$2,605	$1,096
Ratio of net expenses to average net assets, before waiver	8.29	%*	6.90%	9.87%*
Ratio of net expenses to average net assets, after waiver	0.82	%*	0.82%	0.82%*
Ratio of net investment (loss) to average net assets	(0.76	)%*	(0.81)%	(0.82)%*
Portfolio turnover rate(d)	7%		86%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford U.S. Discovery Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Period May 5, 2021(a) through December 31, 2021
Net asset value, beginning of period	$4.69		$8.64	$10.00
From Investment Operations
Net investment (loss)(b)	(0.02)		(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		(3.90)	(1.29)
Net increase (decrease) in net asset value from investment operations	0.42		(3.95)	(1.34)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	(0.02)
Total dividends and distributions	—		—	(0.02)
Net asset value, end of period	$5.11		$4.69	$8.64
Total Return
Total return based on net asset value(c)	8.96%		(45.72)%	(13.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$256		$235	$433
Ratio of net expenses to average net assets, before waiver	8.29	%*	6.90%	9.87%*
Ratio of net expenses to average net assets, after waiver	0.82	%*	0.82%	0.82%*
Ratio of net investment (loss) to average net assets	(0.76	)%*	(0.81)%	(0.82)%*
Portfolio turnover rate(d)	7%		86%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Advertising	$4,121,077	8.5%
Auto Manufacturers	3,224,016	6.6
Biotechnology	4,467,400	9.2
Commercial Services	3,481,327	7.2
Distribution/Wholesale	1,524,736	3.1
Healthcare — Products	1,733,991	3.6
Healthcare — Services	215,087	0.4
Insurance	226,902	0.5
Internet	14,960,602	30.8
Real Estate	336,768	0.7
Retail	365,998	0.7
Semiconductors	3,382,045	6.9
Software	9,612,550	19.8
Total Value of Investments	47,652,499	98.0
Other assets less liabilities	976,001	2.0
Net Assets	$48,628,500	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.0%
CANADA — 8.1%
Shopify, Inc., Class A *	60,706	$3,921,608
UNITED STATES — 89.9%
10X Genomics, Inc., Class A *	9,217	514,677
Affirm Holdings, Inc. *	21,055	322,773
Alnylam Pharmaceuticals, Inc. *	6,352	1,206,499
Amazon.com, Inc. *	25,394	3,310,362
Chegg, Inc. *	21,521	191,106
Chewy, Inc., Class A *	24,564	969,541
Cloudflare, Inc., Class A *	20,352	1,330,410
CoStar Group, Inc. *	21,135	1,881,015
Coursera, Inc. *	31,842	414,583
Datadog, Inc., Class A *	10,174	1,000,918
Denali Therapeutics, Inc. *	23,124	682,389
DoorDash, Inc., Class A *	19,490	1,489,426
Doximity, Inc., Class A *	15,138	514,995
Duolingo, Inc. *	8,784	1,255,585
Ginkgo Bioworks Holdings, Inc. *	115,638	215,087
HashiCorp, Inc., Class A *	18,853	493,572
Illumina, Inc. *	697	130,681
Lemonade, Inc. *	13,466	226,902
MarketAxess Holdings, Inc.	2,570	671,849
Meta Platforms, Inc., Class A *	1,687	484,135
Moderna, Inc. *	17,977	2,184,206
Netflix, Inc. *	4,743	2,089,244
Novocure Ltd. *	11,606	481,649
NVIDIA Corp.	7,995	3,382,045
Penumbra, Inc. *	2,144	737,665
Pinterest, Inc., Class A *	26,200	716,308
Recursion Pharmaceuticals, Inc., Class A *	23,550	175,919
Redfin Corp. *	27,115	336,768
Rivian Automotive, Inc., Class A *	9,808	163,401
ROBLOX Corp., Class A *	23,484	946,405
Roku, Inc. *	10,294	658,404
Samsara, Inc., Class A *	8,183	226,751
Sana Biotechnology, Inc. *	14,716	87,707
Snap, Inc., Class A *	32,114	380,230

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Snowflake, Inc., Class A *	5,633	$991,295
Sweetgreen, Inc., Class A *	28,549	365,998
Tesla, Inc. *	11,692	3,060,615
Trade Desk, Inc. (The), Class A *	53,368	4,121,077
Twilio, Inc., Class A *	12,586	800,721
Watsco, Inc.	3,997	1,524,736
Wayfair, Inc., Class A *	14,480	941,345
Workday, Inc., Class A *	6,493	1,466,704
Zoom Video Communications, Inc., Class A *	8,621	585,193
		43,730,891
TOTAL INVESTMENTS — 98.0%
(cost $50,666,460)		$47,652,499
Other assets less liabilities — 2.0%		976,001
NET ASSETS — 100.0%		$48,628,500

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$47,652,499	$—	$—	$47,652,499
Total	$47,652,499	$—	$—	$47,652,499

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $50,666,460)	$47,652,499
Cash	1,339,091
Capital shares sold receivable	74,952
Due from Manager	13,285
Prepaid assets	13,708
Total Assets	49,093,535
LIABILITIES
Advisory fee payable	35,500
Payable for investment purchased	333,228
Administration & Supervisory fee payable	18,288
Capital shares purchased payable	11,536
Trustee fee payable	481
Commitment fee payable	147
Accrued expenses	65,855
Total Liabilities	465,035
NET ASSETS	$48,628,500
COMPOSITION OF NET ASSETS
Paid-in capital	$69,064,675
Total accumulated (loss)	(20,436,175)
$48,628,500
NET ASSET VALUE, PER SHARE
Class K ($21,913,599 / 1,172,204 shares outstanding), unlimited authorized, no par value	$18.69
Institutional Class ($26,714,901 / 1,435,519 shares outstanding), unlimited authorized, no par value	$18.61

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$27,144
Interest	8,695
Total Investment Income	35,839
EXPENSES
Advisory fee (Note B)	68,172
Administration & Supervisory fee — Class K shares (Note B)	16,041
Administration & Supervisory fee — Institutional Class shares (Note B)	19,078
Transfer agency	26,051
Sub-transfer agency — Institutional Class shares	10,245
Fund accounting	46,860
Registration fees	19,765
Professional fees	13,184
Legal	4,123
Custody	2,370
Trustees' fees	941
Commitment fees	286
Miscellaneous	3,611
Total Expenses	230,727
Fees waived/expenses reimbursed	(86,204)
Total Expenses after Waiver	144,523
Net Investment (Loss)	(108,684)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized (loss) from:
Investments	(2,647,905)
(2,647,905)
Net change in unrealized appreciation on:
Investments	14,726,702
14,726,702
Net realized and unrealized gain	12,078,797
NET INCREASE IN NET ASSETS FROM OPERATIONS	$11,970,113

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(108,684)	$(285,761)
Net realized (loss)	(2,647,905)	(11,108,390)
Net change in unrealized appreciation (depreciation)	14,726,702	(38,498,352)
Net Increase (Decrease) in Net Assets from Operations	11,970,113	(49,892,503)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(1,476,563)
Institutional Class	—	(1,702,423)
Total Distributions to Shareholders	—	(3,178,986)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	299,453	738,649
Institutional Class	3,499,361	8,520,193
Dividends reinvested:
Class K	—	1,438,401
Institutional Class	—	1,702,423
Cost of shares redeemed:
Class K	(205,744)	(1,849,937)
Institutional Class	(1,922,582)	(19,967,202)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	1,670,488	(9,417,473)
Total Increase (Decrease) in Net Assets	13,640,601	(62,488,962)
NET ASSETS
Beginning of Period	34,987,899	97,476,861
End of Period	$48,628,500	$34,987,899

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.95		$34.63	$39.85	$18.25	$14.25	$13.39
From Investment Operations
Net investment (loss)(a)	(0.04)		(0.10)	(0.25)	(0.16)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	4.78		(19.21)	(1.40)	23.07	4.33	1.22
Net increase (decrease) in net asset value from investment operations	4.74		(19.31)	(1.65)	22.91	4.25	1.15
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(1.37)	(3.57)	(1.31)	(0.25)	(0.29)
Total dividends and distributions	—		(1.37)	(3.57)	(1.31)	(0.25)	(0.29)
Net asset value, end of period	$18.69		$13.95	$34.63	$39.85	$18.25	$14.25
Total Return
Total return based on net asset value(b)	33.98%		(55.58)%	(4.17)%	125.57%	29.78%	8.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,914		$16,273	$38,673	$58,076	$13,867	$10,594
Ratio of net expenses to average net assets, before waiver	1.07	%*	0.97%	0.68%	0.97%	1.72%	7.75%
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.63%
Ratio of net investment (loss) to average net assets	(0.48	)%*	(0.53)%	(0.58)%	(0.55)%	(0.45)%	(0.46)%
Portfolio turnover rate(c)	8%		14%	70%	33%	18%	107%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$13.90		$34.53	$39.78	$18.23	$14.21		$13.39
From Investment Operations
Net investment (loss)(a)	(0.05)		(0.13)	(0.29)	(0.20)	(0.10)		(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	4.76		(19.13)	(1.39)	23.06	4.37		1.21
Net increase (decrease) in net asset value from investment operations	4.71		(19.26)	(1.68)	22.86	4.27		1.11
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(1.37)	(3.57)	(1.31)	(0.25)		(0.29)
Total dividends and distributions	—		(1.37)	(3.57)	(1.31)	(0.25)		(0.29)
Net asset value, end of period	$18.61		$13.90	$34.53	$39.78	$18.23		$14.21
Total Return
Total return based on net asset value(b)	33.98%		(55.63)%	(4.25)%	125.43%	30.01	%(c)	8.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26,715		$18,714	$58,804	$42,732	$3,464		$6
Ratio of net expenses to average net assets, before waiver	1.16	%*	1.08%	0.77%	1.06%	1.82%		6.69%
Ratio of net expenses to average net assets, after waiver	0.74	%*	0.76%	0.75%	0.74%	0.75%		0.78%
Ratio of net investment (loss) to average net assets	(0.57	)%*	(0.64)%	(0.68)%	(0.65)%	(0.56)%		(0.53)%
Portfolio turnover rate(d)	8%		14%	70%	33%	18%		107%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Excluding reimbursement received from the Manager, total return for the period is 29.72%.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note A — Organization and Accounting Policies

As of June 30, 2023, each fund identified in the table below (each, a "Fund", and collectively, the "Funds") was a series of Baillie Gifford Funds (the "Trust"). The Trust includes one series, Baillie Gifford International All Cap Fund, that is not included in this report. The investment objective of each Fund includes achieving capital appreciation.

For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

At a meeting held on December 13, 2022, the Board of Trustees of the Trust (the "Board") approved the liquidation and termination of Baillie Gifford Global Stewardship Equities Fund. It was liquidated and terminated on March 30, 2023.

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2023:

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
Baillie Gifford China A Shares Growth Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford China Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Developed EAFE All Cap Fund	X	X	N/A	N/A	X	X
Baillie Gifford EAFE Plus All Cap Fund	X	X	N/A	N/A	X	X
Baillie Gifford Emerging Markets Equities Fund	X	X	N/A	X	X	X
Baillie Gifford Emerging Markets ex China Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Global Alpha Equities Fund	X	X	X	N/A	X	X
Baillie Gifford Health Innovation Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Alpha Fund	X	X	X	X	X	X
Baillie Gifford International Concentrated Growth Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Growth Fund	X	X	X	X	X	X
Baillie Gifford International Smaller Companies Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Long Term Global Growth Fund	X	N/A	X	N/A	X	X
Baillie Gifford U.S. Discovery Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford U.S. Equity Growth Fund	N/A	N/A	N/A	N/A	X	X

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds' investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2023 is disclosed at the end of each Fund's Portfolio of Investments.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund's total income stated separately on the Statements of Operations, and is recorded at the fair value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

U.S. Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the

"Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

As a result of several court cases in certain countries across the European Union ("EU"), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Funds, they are reflected as Windfall Tax Recovery within investment income in the Statements of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund's shareholders.

Such an event occurred in September 2022 when Baillie Gifford Global Alpha Equities Fund and Baillie Gifford International Growth Fund successfully recovered taxes withheld by Sweden. As such, both Funds determined to enter into a closing agreement with the IRS and have recorded the remaining closing agreement tax due as a reduction to income, as reflected in the Statements of

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Operations. As at June 30, 2023, the closing agreement is pending approval by the IRS and the associated outstanding tax payable is reflected in the Statements of Assets and Liabilities.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2023, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund and Baillie Gifford Long Term Global Growth Fund recorded a deferred liability for potential future India capital gains taxes of $58,773, $14,776,105, $1,298, $363,942, $983,633, $482,397, $26,804 and $55,657, respectively.

While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A shares purchased through the Stock Connect programs, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

At December 31, 2022 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford China A Shares Growth Fund	$(58)	$(2,513)	$(2,571)
Baillie Gifford China Equities Fund	(194,883)	(58,975)	(253,858)
Baillie Gifford Developed EAFE All Cap Fund	(9,582,017)	(863,354)	(10,445,371)
Baillie Gifford EAFE Plus All Cap Fund	(2,242,540)	—	(2,242,540)
Baillie Gifford Emerging Markets Equities Fund	(92,966,834)	(86,423,380)	(179,390,214)
Baillie Gifford Emerging Markets ex China Fund	(19,387)	—	(19,387)
Baillie Gifford Global Alpha Equities Fund	(60,489,750)	(14,378,685)	(74,868,435)
Baillie Gifford Health Innovation Equities Fund	—	—	—
Baillie Gifford International Alpha Fund	(66,793,114)	—	(66,793,114)
Baillie Gifford International Concentrated Growth Equities Fund	(5,203,159)	(6,406,718)	(11,609,877)
Baillie Gifford International Growth Fund	—	—	—
Baillie Gifford International Smaller Companies Fund	(5,948,855)	(83,862)	(6,032,717)
Baillie Gifford Long Term Global Growth Fund	(66,952,996)	(68,133,753)	(135,086,749)
Baillie Gifford U.S. Discovery Fund	(829,595)	(67,232)	(896,827)
Baillie Gifford U.S. Equity Growth Fund	(3,404,558)	(8,404,127)	(11,808,685)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2022, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford China A Shares Growth Fund	$(2,571)	$—
Baillie Gifford China Equities Fund	(253,858)	(152,935)
Baillie Gifford Developed EAFE All Cap Fund	(10,445,371)	—
Baillie Gifford EAFE Plus All Cap Fund	(2,242,540)	(1,075,051)
Baillie Gifford Emerging Markets Equities Fund	(179,390,214)	(31,231,955)
Baillie Gifford Emerging Markets ex China Fund	(19,387)	—
Baillie Gifford Global Alpha Equities Fund	(74,868,435)	—
Baillie Gifford Health Innovation Equities Fund	—	—
Baillie Gifford International Alpha Fund	(66,793,114)	(64,568,326)
Baillie Gifford International Concentrated Growth Equities Fund	(11,609,877)	(1,209,914)
Baillie Gifford International Growth Fund	—	(29,130,779)
Baillie Gifford International Smaller Companies Fund	(6,032,717)	(1,808,819)
Baillie Gifford Long Term Global Growth Fund	(135,086,749)	(34,314,972)
Baillie Gifford U.S. Discovery Fund	(896,827)	—
Baillie Gifford U.S. Equity Growth Fund	(11,808,685)	—

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2023 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford China A Shares Growth Fund	$1,231,243	$246,377	$(309,545)	$(63,168)
Baillie Gifford China Equities Fund	2,988,601	15,781	(1,015,396)	(999,615)
Baillie Gifford Developed EAFE All Cap Fund	530,757,664	143,259,248	(69,691,661)	73,567,587
Baillie Gifford EAFE Plus All Cap Fund	411,713,722	124,829,553	(53,752,360)	71,077,193
Baillie Gifford Emerging Markets Equities Fund	4,525,339,747	1,262,298,176	(1,049,748,453)	212,549,723
Baillie Gifford Emerging Markets ex China Fund	978,177	47,064	(189,519)	(142,455)
Baillie Gifford Global Alpha Equities Fund	759,370,788	382,828,585	(75,284,674)	307,543,911

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford Health Innovation Equities Fund	$25,809,825	$1,167,234	$(4,242,559)	$(3,075,325)
Baillie Gifford International Alpha Fund	1,708,266,180	889,034,008	(271,242,587)	617,791,421
Baillie Gifford International Concentrated Growth Equities Fund	97,471,366	16,296,937	(30,373,301)	(14,076,364)
Baillie Gifford International Growth Fund	2,036,557,934	1,193,749,526	(288,856,862)	904,892,664
Baillie Gifford International Smaller Companies Fund	15,963,613	2,677,417	(4,270,732)	(1,593,315)
Baillie Gifford Long Term Global Growth Fund	513,284,589	236,115,268	(83,245,832)	152,869,436
Baillie Gifford U.S. Discovery Fund	2,984,511	400,404	(819,905)	(419,501)
Baillie Gifford U.S. Equity Growth Fund	53,523,400	11,758,406	(17,629,307)	(5,870,901)

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China A Shares Growth Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford China Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Emerging Markets ex China Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Global Alpha Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40% 0.36% 0.34%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford Health Innovation Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%
Baillie Gifford International Alpha Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Concentrated Growth Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford International Growth Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Smaller Companies Fund	All assets	0.58%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 > $2 - $5 Above $5	0.45% 0.41% 0.39%
Baillie Gifford U.S. Discovery Fund	All assets	0.50%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the amounts listed below. This contractual waiver will continue until April 30, 2024.

Fund	Class	Expense Limitation
Baillie Gifford China A Shares Growth Fund	Class K and Institutional Class	0.87%
Baillie Gifford China Equities Fund	Class K and Institutional Class	0.87%
Baillie Gifford Emerging Markets ex China Fund	Class K and Institutional Class	0.87%
Baillie Gifford Health Innovation Equities Fund	Class K and Institutional Class	0.65%
Baillie Gifford International Concentrated Growth Equities Fund	Class K and Institutional Class	0.72%
Baillie Gifford International Smaller Companies Fund	Class K and Institutional Class	0.90%
Baillie Gifford U.S. Discovery Fund	Class K and Institutional Class	0.82%
Baillie Gifford U.S. Equity Growth Fund	Class K and Institutional Class	0.65%

Fees waived or expenses reimbursed for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds have adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%. Class K and Institutional Class shares do not pay this fee.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund.

Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities) for the six months ended June 30, 2023 were as follows:

Fund	Purchases	Sales
Baillie Gifford China A Shares Growth Fund	$17,286	$51,282
Baillie Gifford China Equities Fund	250,353	54,470
Baillie Gifford Developed EAFE All Cap Fund	30,176,954	44,534,534
Baillie Gifford EAFE Plus All Cap Fund	26,085,900	28,924,500
Baillie Gifford Emerging Markets Equities Fund	434,474,152	480,906,390
Baillie Gifford Emerging Markets ex China Fund	192,917	206,564
Baillie Gifford Global Alpha Equities Fund	103,846,010	201,642,398
Baillie Gifford Health Innovation Equities Fund	2,603,676	152,361
Baillie Gifford International Alpha Fund	149,664,721	200,193,455
Baillie Gifford International Concentrated Growth Equities Fund	9,164,823	5,448,711
Baillie Gifford International Growth Fund	154,010,857	126,447,269
Baillie Gifford International Smaller Companies Fund	3,749,951	27,764,528
Baillie Gifford Long Term Global Growth Fund	58,810,756	48,391,426
Baillie Gifford U.S. Discovery Fund	172,676	703,640
Baillie Gifford U.S. Equity Growth Fund	4,687,193	3,223,833

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford China A Shares Growth Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,604	18,603
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	1,604	$18,603
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,604	18,603
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	1,604	$18,603
Total Net Increase (Decrease)	—	$—	3,208	$37,206
	Baillie Gifford China Equities Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	268	1,566
Shares redeemed	—	—	(55,353)	(308,872)
Net Increase (Decrease)	—	$—	(55,085)	$(307,306)
Institutional Class Shares
Shares sold	35,521	$203,600	87,890	$593,485
Shares issued in reinvestment of dividends and distributions	—	—	2,008	11,711
Shares redeemed	—	—	(3,887)	(27,175)
Net Increase (Decrease)	35,521	$203,600	86,011	$578,021
Total Net Increase (Decrease)	35,521	$203,600	30,926	$270,715

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford Developed EAFE All Cap Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares		Amount
Class 2 Shares
Shares sold	234	$3,000	6,275,170	(a)	$82,492,963	(a)
Shares issued in reinvestment of dividends and distributions	—	—	114,263		1,315,372
Shares redeemed	—	—	(634,271)		(7,500,000)
Net Increase (Decrease)	234	$3,000	5,755,162		$76,308,335
Class 3 Shares
Shares sold	—	$—	6,675,899	(b)	$88,645,931	(b)
Shares issued in reinvestment of dividends and distributions	—	—	64,977		755,979
Shares redeemed	—	—	(6,212,069	)(c)	(82,486,963	)(c)
Net Increase (Decrease)	—	$—	528,807		$6,914,947
Class 4 Shares
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	—	—	(6,651,854	)(d)	(88,645,931	)(d)
Net Increase (Decrease)	—	$—	(6,651,854)		$(88,645,931)
Class K Shares
Shares sold	1,263,588	$16,257,506	3,758,575		$45,155,999
Shares issued in reinvestment of dividends and distributions	—	—	179,601		2,063,614
Shares redeemed	(919,129)	(11,440,700)	(5,425,132)		(62,875,742)
Net Increase (Decrease)	344,459	$4,816,806	(1,486,956)		$(15,656,129)
Institutional Class Shares
Shares sold	325,576	$4,018,679	20,510,124		$232,591,735
Shares issued in reinvestment of dividends and distributions	—	—	115,248		1,320,743
Shares redeemed	(1,409,359)	(17,693,705)	(11,436,995)		(127,032,078)
Net Increase (Decrease)	(1,083,783)	$(13,675,026)	9,188,377		$106,880,400
Total Net Increase (Decrease)	(739,090)	$(8,855,220)	7,333,536		$85,801,622

(a)  6,274,682 shares and $82,486,963 converted into Class 2 from Class 3.

(b)  6,675,899 shares and $88,645,931 converted into Class 3 from Class 4.

(c)  6,212,069 shares and $82,486,963 converted from Class 3 into Class 2.

(d)  6,651,854 shares and $88,645,931 converted from Class 4 into Class 3.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford EAFE Plus All Cap Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares		Amount
Class 2 Shares
Shares sold	323,331	$4,503,000	4,384,864	(a)	$66,979,275	(a)
Shares issued in reinvestment of dividends and distributions	—	—	332,581		4,407,368
Shares redeemed	—	—	(538,157)		(7,100,000)
Net Increase (Decrease)	323,331	$4,503,000	4,179,288		$64,286,643
Class 3 Shares
Shares sold	—	$—	2,729,644	(b)	$48,661,226	(b)
Shares issued in reinvestment of dividends and distributions	—	—	231,760		3,067,698
Shares redeemed	(238,624)	(3,500,000)	(4,418,442	)(c)	(67,348,275	)(c)
Net Increase (Decrease)	(238,624)	$(3,500,000)	(1,457,038)		$(15,619,351)
Class 4 Shares
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	—	—	(246,485	)(d)	(3,764,253	)(d)
Net Increase (Decrease)	—	$—	(246,485)		$(3,764,253)
Class K Shares
Shares sold	20,958	$303,348	1,007,240		$14,784,641
Shares issued in reinvestment of dividends and distributions	—	—	237,189		3,130,898
Shares redeemed	(319,463)	(4,639,133)	(274,901)		(3,894,300)
Net Increase (Decrease)	(298,505)	$(4,335,785)	969,528		$14,021,239
Institutional Class Shares
Shares sold	82,178	$1,214,797	135,560		$2,016,768
Shares issued in reinvestment of dividends and distributions	—	—	33,573		441,482
Shares redeemed	(31,356)	(434,640)	(984,443)		(12,855,574)
Net Increase (Decrease)	50,822	$780,157	(815,310)		$(10,397,324)
Total Net Increase (Decrease)	(162,976)	$(2,552,628)	2,629,983		$48,526,954

(a)  4,384,445 shares and $66,973,275 converted into Class 2 from Class 3.

(b)  246,833 shares and $3,764,253 converted into Class 3 from Class 4.

(c)  4,391,633 shares and $66,973,275 converted from Class 3 into Class 2.

(d)  246,485 shares and $3,764,253 converted from Class 4 into Class 3.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	159		$3,000		174,843	(a)	$3,592,367	(a)
Shares issued in reinvestment of dividends and distributions	—		—		156,220		2,673,322
Shares redeemed	(3,284)		(60,000)		(4,418)		(80,000)
Net Increase (Decrease)	(3,125)		$(57,000)		326,645		$6,185,689
Class 3 Shares
Shares sold	10,775,052	(b)	$201,944,953	(b)	—		$—
Shares issued in reinvestment of dividends and distributions	—		—		644,033		11,120,134
Shares redeemed	—		—		—		—
Net Increase (Decrease)	10,775,052		$201,944,953		644,033		$11,120,134
Class 4 Shares
Shares sold	—		$—		—		$—
Shares issued in reinvestment of dividends and distributions	—		—		545,447		9,560,421
Shares redeemed	(10,613,488	)(c)	(201,944,943	)(c)	—		—
Net Increase (Decrease)	(10,613,488)		$(201,944,943)		545,447		$9,560,421
Class 5 Shares
Shares sold	—		$—		272,126		$5,000,000
Shares issued in reinvestment of dividends and distributions	—		—		3,341,711		59,441,029
Shares redeemed	(1,458,224)		(29,000,000)		(6,895,066	)(d)	(144,626,367	)(d)
Net Increase (Decrease)	(1,458,224)		$(29,000,000)		(3,281,229)		$(80,185,338)
Class K Shares
Shares sold	8,851,073	(e)	$161,620,673	(e)	33,644,739	(f)	$649,159,308	(f)
Shares issued in reinvestment of dividends and distributions	—		—		4,836,714		82,369,239
Shares redeemed	(13,188,728)		(246,121,924)		(32,727,321)		(613,627,474)
Net Increase (Decrease)	(4,337,655)		$(84,501,251)		5,754,132		$117,901,073

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares		Amount		Shares		Amount
Institutional Class Shares
Shares sold	7,693,706		$140,902,758		26,815,013		$529,206,581
Shares issued in reinvestment of dividends and distributions	—		—		2,483,551		42,294,883
Shares redeemed	(7,246,329	)(g)	(132,447,578	)(g)	(29,357,992	)(h)	(558,503,670	)(h)
Net Increase (Decrease)	447,377		$8,455,180		(59,428)		$12,997,794
Total Net Increase (Decrease)	(5,190,063)		$(105,103,061)		3,929,600		$77,579,773

(a)  174,533 shares and $3,586,367 converted into Class 2 from Class 5.

(b)  10,775,052 shares and $201,944,953 converted into Class 3 from Class 4.

(c)  10,613,488 shares and $201,944,953 converted from Class 4 into Class 3.

(d)  168,163 shares and $3,586,367 converted from Class 5 into Class 2.

(e)  144,124 shares and $2,717,783 converted into Class K from Institutional Class.

(f)  84,183 shares and $1,876,386 converted into Class K from Institutional Class.

(g)  144,192 shares and $2,717,783 converted from Institutional Class into Class K.

(h)  84,183 shares and $1,876,386 converted from Institutional Class into Class K.

	Baillie Gifford Emerging Markets ex China Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	2,504	17,855
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	2,504	$17,855
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	2,504	17,854
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	2,504	$17,854
Total Net Increase (Decrease)	—	$—	5,008	$35,709

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	205		$3,000		4,607,121	(a)	$73,247,462	(a)
Shares issued in reinvestment of dividends and distributions	—		—		366,379		4,894,311
Shares redeemed	(303,247)		(4,500,000)		(2,124,537)		(31,750,000)
Net Increase (Decrease)	(303,042)		$(4,497,000)		2,848,963		$46,391,773
Class 3 Shares
Shares sold	12,054,304	(b)	$183,013,261	(b)	9,107,174	(c)	$151,183,648	(c)
Shares issued in reinvestment of dividends and distributions	—		—		200,570		2,774,341
Shares redeemed	—		—		(7,281,855	)(d)	(119,241,462	)(d)
Net Increase (Decrease)	12,054,304		$183,013,261		2,025,889		$34,716,527
Class 4 Shares
Shares sold	—		$—		11,504,588	(e)	$196,727,309	(e)
Shares issued in reinvestment of dividends and distributions	—		—		654,457		9,335,035
Shares redeemed	(11,688,611	)(f)	(183,013,261	)(f)	(20,344,448	)(g)	(381,302,662	)(g)
Net Increase (Decrease)	(11,688,611)		$(183,013,261)		(8,185,403)		$(175,240,318)
Class 5 Shares
Shares sold	—		$—		10,892,744	(h)	$230,119,015	(h)
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	—		—		(10,892,744	)(i)	(196,727,309	)(i)
Net Increase (Decrease)	—		$—		—		$33,391,706
Class K Shares
Shares sold	582,766		$8,392,399		7,303,892		$106,320,026	(j)
Shares issued in reinvestment of dividends and distributions	—		—		855,016		11,363,164
Shares redeemed	(7,646,154)		(112,129,645)		(4,816,330)		(70,373,062)
Net Increase (Decrease)	(7,063,388)		$(103,737,246)		3,342,578		$47,310,128

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	19,237	$282,842	1,405,960	$21,599,894
Shares issued in reinvestment of dividends and distributions	—	—	85,015	1,130,701
Shares redeemed	(12,656)	(189,376)	(1,252,083)	(19,780,953)
Net Increase (Decrease)	6,581	$93,466	238,892	$2,949,642
Total Net Increase (Decrease)	(6,994,156)	$(108,140,780)	270,919	$(10,480,542)

(a)  4,312,417 shares and $69,241,462 converted into Class 2 from Class 3.

(b)  12,054,304 shares and $183,013,261 converted into Class 3 from Class 4.

(c)  9,107,174 shares and $151,183,648 converted into Class 3 from Class 4.

(d)  4,171,047 shares and 69,241,462 converted from Class 3 into Class 2.

(e)  11,504,588 shares and $196,727,309 converted into Class 4 from Class 5.

(f)  11,688,611 shares and $183,013,261 converted from Class 4 into Class 3.

(g)  11,503,248 shares and $230,119,015 converted from Class 4 into Class 5. 8,841,200 shares and $151,183,648 converted from Class 4 into Class 3.

(h)  10,892,744 shares and $230,119,015 converted into Class 5 from Class 4.

(i)  10,892,744 shares and $196,727,309 converted from Class 5 into Class 4.

(j)  This amount includes an in-kind transfer of $80,804,752.

	Baillie Gifford Health Innovation Equities Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	928	$6,510	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	41	267
Shares redeemed	(1)	(10)	—	—
Net Increase (Decrease)	927	$6,500	41	$267
Institutional Class Shares
Shares sold	450,334	$3,102,052	2,117,775	$14,252,929
Shares issued in reinvestment of dividends and distributions	—	—	198	1,295
Shares redeemed	(88,824)	(610,783)	(13,387)	(90,471)
Net Increase (Decrease)	361,510	$2,491,269	2,104,586	$14,163,753
Total Net Increase (Decrease)	362,437	$2,497,769	2,104,627	$14,164,020

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	9,655,572	(a)	$118,364,703	(a)	14,636,098	(b)	$182,272,469	(b)
Shares issued in reinvestment of dividends and distributions	—		—		526,774		5,649,860
Shares redeemed	—		—		(6,843,280)		(81,665,960)
Net Increase (Decrease)	9,655,572		$118,364,703		8,319,592		$106,256,369
Class 3 Shares
Shares sold	3,909,801		$48,818,366		17,301,906	(c)	$215,842,807	(c)
Shares issued in reinvestment of dividends and distributions	—		—		631,754		6,886,811
Shares redeemed	(13,370,680	)(d)	(165,862,603	)(d)	(16,098,948	)(e)	(202,418,469	)(e)
Net Increase (Decrease)	(9,460,879)		$(117,044,237)		1,834,712		$20,311,149
Class 4 Shares
Shares sold	—		$—		161,654		$2,420,000
Shares issued in reinvestment of dividends and distributions	—		—		812,759		9,027,072
Shares redeemed	—		—		(12,448,965	)(f)	(161,424,480	)(f)
Net Increase (Decrease)	—		$—		(11,474,552)		$(149,977,408)
Class 5 Shares
Shares sold	119,657		$1,555,375		802,568		$9,380,896
Shares issued in reinvestment of dividends and distributions	—		—		80,379		911,339
Shares redeemed	(169,663)		(2,161,719)		(4,096,653)		(48,114,155)
Net Increase (Decrease)	(50,006)		$(606,344)		(3,213,706)		$(37,821,920)
Class K Shares
Shares sold	3,229,675	(g)	$38,701,745	(g)	12,791,395	(h)	$138,561,731	(h)
Shares issued in reinvestment of dividends and distributions	—		—		1,028,997		10,989,690
Shares redeemed	(6,563,349)		(80,723,330)		(28,387,144	)(i)	(320,802,089	)(i)
Net Increase (Decrease)	(3,333,674)		$(42,021,585)		(14,566,752)		$(171,250,668)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares		Amount		Shares		Amount
Institutional Class Shares
Shares sold	1,118,504		$13,507,733		12,616,613	(j)	$158,244,408	(j)
Shares issued in reinvestment of dividends and distributions	—		—		134,802		1,453,166
Shares redeemed	(2,859,156	)(k)	(34,898,478	)(k)	(49,358,422	)(l)	(584,695,815	)(l)
Net Increase (Decrease)	(1,740,652)		$(21,390,745)		(36,607,007)		$(424,998,241)
Total Net Increase (Decrease)	(4,929,639)		$(62,698,208)		(55,707,713)		$(657,480,719)

(a)  9,655,323 shares and $118,361,703 converted into Class 2 from Class 3.

(b)  13,766,810 shares and $172,466,469 converted into Class 2 from Class 3.

(c)  12,679,738 shares and $161,424,480 converted into Class 3 from Class 4.

(d)  9,497,810 shares and $118,361,703 converted from Class 3 to Class 2.

(e)  13,547,076 shares and $172,466,469 converted from Class 3 into Class 2.

(f)  12,448,965 shares and $161,424,480 converted from Class 4 into Class 3.

(g)  326 shares and $3,948 converted into Class K from Institutional Class.

(h)  1,915 shares and $21,719 converted into Class K from Institutional Class.

(i)  6,147 shares and $83,656 converted from Class K into Institutional Class.

(j)  6,124 shares and $83,656 converted into Institutional Class from Class K.

(k)  323 shares and $3,948 converted from Institutional Class into Class K.

(l)  1,910 shares and $21,719 converted from Institutional Class into Class K.

	Baillie Gifford International Concentrated Growth Equities Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	543,307	$3,540,485	3,297,607	$21,349,940
Shares issued in reinvestment of dividends and distributions	—	—	319,004	1,767,282
Shares redeemed	(809,469)	(5,166,884)	(4,023,433)	(24,487,536)
Net Increase (Decrease)	(266,162)	$(1,626,399)	(406,822)	$(1,370,314)
Institutional Class Shares
Shares sold	1,965,614	$12,226,389	8,490,864	$66,139,903
Shares issued in reinvestment of dividends and distributions	—	—	409,509	2,240,014
Shares redeemed	(778,894)	(4,873,477)	(7,983,474)	(54,919,668)
Net Increase (Decrease)	1,186,720	$7,352,912	916,899	$13,460,249
Total Net Increase (Decrease)	920,558	$5,726,513	510,077	$12,089,935

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford International Growth Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares		Amount
Class 2 Shares
Shares sold	2,326,381	$28,503,000	27,299,774	(a)	$342,081,605	(a)
Shares issued in reinvestment of dividends and distributions	—	—	342,206		3,691,376
Shares redeemed	(570,433)	(7,145,987)	(105,915)		(1,550,000)
Net Increase (Decrease)	1,755,948	$21,357,013	27,536,065		$344,222,981
Class 3 Shares
Shares sold	145,346	$1,800,000	12,234,680	(b)	$151,313,900	(b)
Shares issued in reinvestment of dividends and distributions	—	—	134,639		1,456,319
Shares redeemed	(1,248,187)	(15,200,000)	(21,739,338	)(c)	(272,875,605	)(c)
Net Increase (Decrease)	(1,102,841)	$(13,400,000)	(9,370,019)		$(120,105,386)
Class 4 Shares
Shares sold	—	$—	4,340,428		$50,000,000
Shares issued in reinvestment of dividends and distributions	—	—	312,522		3,381,707
Shares redeemed	—	—	(10,994,906	)(d)	(134,613,900	)(d)
Net Increase (Decrease)	—	$—	(6,341,956)		$(81,232,193)
Class 5 Shares
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	700,721		7,602,619
Shares redeemed	—	—	—		—
Net Increase (Decrease)	—	$—	700,721		$7,602,619
Class K Shares
Shares sold	86,453	$1,051,682	806,923		$10,780,634
Shares issued in reinvestment of dividends and distributions	—	—	31,197		335,676
Shares redeemed	(38,732)	(470,286)	(555,229)		(7,662,243)
Net Increase (Decrease)	47,721	$581,396	282,891		$3,454,067
Institutional Class Shares
Shares sold	5,459,397	$65,877,460	18,989,593		$226,507,373
Shares issued in reinvestment of dividends and distributions	—	—	85,623		918,730
Shares redeemed	(2,412,824)	(28,875,498)	(20,285,609)		(239,977,847)
Net Increase (Decrease)	3,046,573	$37,001,962	(1,210,393)		$(12,551,744)
Total Net Increase (Decrease)	3,747,401	$45,540,371	11,597,309		$141,390,344

(a)  20,387,845 shares and $255,875,605 converted into Class 2 from Class 3.

(b)  8,871,130 shares and $111,613,900 converted into Class 3 from Class 4.

(c)  20,337,125 shares and $255,875,605 converted from Class 3 into Class 2.

(d)  8,865,493 shares and $111,613,900 converted from Class 4 into Class 3.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford International Smaller Companies Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares		Amount
Class K Shares
Shares sold	124,022	$1,568,800	115,612		$1,526,400
Shares issued in reinvestment of dividends and distributions	—	—	3,223		35,491
Shares redeemed	(2,157,195)	(26,754,378)	(322,332)		(4,101,595)
Net Increase (Decrease)	(2,033,173)	$(25,185,578)	(203,497)		$(2,539,704)
Institutional Class Shares
Shares sold	44,026	$554,800	1,240,005		$14,373,256
Shares issued in reinvestment of dividends and distributions	—	—	1,308		14,391
Shares redeemed	—	—	(951,432)		(10,217,456)
Net Increase (Decrease)	44,026	$554,800	289,881		$4,170,191
Total Net Increase (Decrease)	(1,989,147)	$(24,630,778)	86,384		$1,630,487
	Baillie Gifford Long Term Global Growth Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares		Amount
Class 2 Shares
Shares sold	135	$3,000	248		$6,000
Shares issued in reinvestment of dividends and distributions	—	—	117,877		2,238,949
Shares redeemed	—	—	(238,116)		(7,000,000)
Net Increase (Decrease)	135	$3,000	(119,991)		$(4,755,051)
Class 4 Shares
Shares sold	—	$—	1,716,411	(a)	$53,862,692	(a)
Shares issued in reinvestment of dividends and distributions	—	—	58,102		1,281,675
Shares redeemed	—	—	—		—
Net Increase (Decrease)	—	$—	1,774,513		$55,144,367
Class 5 Shares
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	—	—	(2,065,875	)(b)	(74,362,692	)(b)
Net Increase (Decrease)	—	$—	(2,065,875)		$(74,362,692)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford Long Term Global Growth Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	100,713	$2,248,977	1,960,500	$48,885,953
Shares issued in reinvestment of dividends and distributions	—	—	435,668	8,277,694
Shares redeemed	(272,126)	(6,173,809)	(1,572,029)	(36,691,886)
Net Increase (Decrease)	(171,413)	$(3,924,832)	824,139	$20,471,761
Institutional Class Shares
Shares sold	1,596,209	$35,203,969	8,690,764	$222,264,057
Shares issued in reinvestment of dividends and distributions	—	—	346,795	6,561,366
Shares redeemed	(1,014,458)	(22,716,710)	(14,009,874)	(340,255,603)
Net Increase (Decrease)	581,751	$12,487,259	(4,972,315)	$(111,430,180)
Total Net Increase (Decrease)	410,473	$8,565,427	(4,559,529)	$(114,931,795)

(a)  1,716,411 shares and $53,862,692 converted into Class 4 from Class 5.

(b)  1,527,868 shares and $53,862,692 converted from Class 5 into Class 4.

	Baillie Gifford U.S. Discovery Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	745,444	$4,455,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(91,575)	(500,000)	(317,164)	(1,642,910)
Net Increase (Decrease)	(91,575)	$(500,000)	428,280	$2,812,090
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	—	$—
Total Net Increase (Decrease)	(91,575)	$(500,000)	428,280	$2,812,090

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

	Baillie Gifford U.S. Equity Growth Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	18,977	$299,453	37,695	$738,649
Shares issued in reinvestment of dividends and distributions	—	—	107,344	1,438,401
Shares redeemed	(13,102)	(205,744)	(95,410)	(1,849,937)
Net Increase (Decrease)	5,875	$93,709	49,629	$327,113
Institutional Class Shares
Shares sold	209,969	$3,499,361	440,682	$8,520,193
Shares issued in reinvestment of dividends and distributions	—	—	127,618	1,702,423
Shares redeemed	(121,204)	(1,922,582)	(924,299)	(19,967,202)
Net Increase (Decrease)	88,765	$1,576,779	(355,999)	$(9,744,586)
Total Net Increase (Decrease)	94,640	$1,670,488	(306,370)	$(9,417,473)

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, the following Funds had one or more shareholders which beneficially owned 25% or more of the Fund's voting securities:

Fund
Baillie Gifford China A Shares Growth Fund(1)
Baillie Gifford China Equities Fund(1)(2)
Baillie Gifford Developed EAFE All Cap Fund
Baillie Gifford EAFE Plus All Cap Fund
Baillie Gifford Emerging Markets ex China Fund(1)
Baillie Gifford Health Innovation Equities Fund(1)(2)
Baillie Gifford International Concentrated Growth Equities Fund(2)
Baillie Gifford International Growth Fund
Baillie Gifford International Smaller Companies Fund
Baillie Gifford Long Term Global Growth Fund
Baillie Gifford U.S. Discovery Fund

(1)  At June 30, 2023, Baillie Gifford International LLC, a wholly owned subsidiary of the Manager, beneficially owned 25% or more of the Fund's voting securities and as a result may be deemed to control such Funds.

(2)  The Fund has two shareholders which each beneficially own 25% or more of the Fund's voting securities.

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and each member of the Board for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 18, 2023, and expiring April 16, 2024 (unless renewed), which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Funds pay a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2023 was 6.34% on any amounts drawn down.

The following borrowings were made against the credit facility during the period:

Fund	Maximum Amount Borrowed	Average Amount Borrowed(1)	Average Interest Rate
Baillie Gifford Emerging Market Equities Fund	$12,100,000	$10,610,000	5.66%
Baillie Gifford Global Alpha Equities Fund	19,500,000	11,750,000	6.41%
Baillie Gifford International Concentrated Growth Equities Fund	1,500,000	1,225,000	6.03%
Baillie Gifford U.S Discovery Fund	450,000	450,000	5.90%

(1)  Average amount borrowed is calculated using days with outstanding borrowings.

Note H — Principal Risks

The below is a selection of the Funds' principal risks. The Funds' full list of principal risks, including more commonly known risks, are further described within their respective prospectuses.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Emerging Markets Risk

To the extent the Funds invest in emerging market securities, the Funds may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risks of investing in developed markets.

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China A Shares Growth Fund, Baillie Gifford China Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Health Innovation Equities Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford U.S. Discovery Fund and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds' exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds' investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in each Fund, please refer to each Fund's prospectus.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note I — Legal Notice

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

FTSE Russell (U.S. Discovery & U.S. Equity Growth)

FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trade mark of the relevant LSE Group companies and is used by any other LSE Group company under license. "TMX®" is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

S&P (U.S. Equity Growth)

The S&P 500 and S&P Global Small Cap ("Index") is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates ("SPDJI"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC, a division of S&P Global ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

On June 16, 2023, Magnit PJSC announced a Tender Offer to provide shareholders with an opportunity to monetize their stakes in Magnit. The Manager undertook this Tender Offer and successfully received full allocation for all shares held, resulting in payments received in Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Emerging Markets ex China Fund and Baillie Gifford International Alpha Fund of $8,913,080, $2,139 and $5,843,925 respectively. These Funds are also due to receive a further de minimis payment in relation to holdings in Magnit PJSC GDR.

There were no other subsequent events identified between June 30, 2023 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2023

Management of the Trust

Independent Trustees

Howard W. Chin, Chair of the Nominating and Governance Committee

Pamela M.J. Cox

Robert E. Rigsby, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr.

Interested Trustee

David Salter, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Lesley-Anne Archibald, Vice President

Kelly Cameron, Vice President

Neil Riddell, Chief Risk Officer

Additional information regarding the Trustees is in each Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at +44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of each Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at +44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling the Manager at +44-131-275-2000 or by accessing each Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Funds' Form N-PORT is available on the SEC's website at http://www.sec.gov. The Funds' holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

BAILLIE GIFFORD FUNDS

On June 22, 2023, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the funds listed below, respectively (each a "Fund" and collectively, the "Funds"), and Baillie Gifford Overseas Limited (the "Manager"):

• Baillie Gifford Global Alpha Equities Fund	• Baillie Gifford China A Shares Growth Fund
• Baillie Gifford Long Term Global Growth Fund	• Baillie Gifford China Equities Fund
• Baillie Gifford Developed EAFE All Cap Fund	• Baillie Gifford Emerging Markets Equities Fund
• Baillie Gifford EAFE Plus All Cap Fund	• Baillie Gifford Emerging Markets ex China Fund
• Baillie Gifford International Alpha Fund	• Baillie Gifford U.S. Discovery Fund
• Baillie Gifford International Concentrated Growth Equities Fund	• Baillie Gifford U.S. Equity Growth Fund
• Baillie Gifford International Growth Fund	• Baillie Gifford Health Innovation Equities Fund
• Baillie Gifford International Smaller Companies Fund

As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to each Fund. The Board noted that: (1) pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Class K and Institutional Class shares for each Fund that offers those classes, the Manager receives an "administration and supervisory fee"; and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a "shareholder service fee," the amount of which varies among the share classes (the administration and supervisory fee and the shareholder service fee are each referred to as a "Class specific fee" and together are referred to as "Class specific fees"). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund's performance, advisory fee and applicable Class specific fee, and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. In assessing each Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee and that the Manager employs a long-term investment approach. The Board considered underperformance in recent periods and the Manager's explanations, generally attributing underperformance to the unfavorable market environment for growth companies (after a lengthy period of favorable market conditions for growth investing) shaped by high inflation, rising interest rates and geopolitical tensions, among other factors. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

fee and the applicable Class specific fee. The Board also considered that the advisory fee schedule for each Fund other than Baillie Gifford International Smaller Companies Fund and Baillie Gifford U.S. Discovery Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Funds, including the Manager's receipt of the Class specific fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing solely advisory services as well as additional services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

Baillie Gifford Global Alpha Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (November 15, 2011) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2013 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year period, below the benchmark index and the average of the performance universe for the three-year and five-year periods and above the benchmark index and the average of the performance universe for the ten-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Long Term Global Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (June 10, 2014) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year and three-year periods and above the benchmark index and the average of the performance universe for the five-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Developed EAFE All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (April 15, 2014) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year, five-year and since inception periods and below the benchmark index and the average of the performance universe for the three-year period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford EAFE Plus All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (December 17, 2009) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2013 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and above the average of the performance universe for the one-year and ten-year periods, below the benchmark index and the average of the performance universe for the three-year and five-year periods and above the benchmark index and the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

Baillie Gifford International Alpha Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 7, 2008) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2013 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for one-year, ten-year and since inception periods and below the benchmark index and the average of the performance universe for the three-year and five-year periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Concentrated Growth Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 14, 2017) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period and above the benchmark index and the average of the performance universe for the three-year, five-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 6, 2008) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2013

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year, three-year and five-year periods and above the benchmark index and the average of the performance universe for the ten-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Smaller Companies Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 19, 2018) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI ex USA Small Cap Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period, below the benchmark index and above the average of the performance universe for the three-year period and above the benchmark index and the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford China A Shares Growth Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 19, 2019) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI China A Onshore Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2020 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and below the average of the performance universe for the one-year period and above the benchmark index and the average of the performance universe for the three-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford China Equities Fund

The Board reviewed total return information for the one-year and since inception (July 7, 2021) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI China All Shares Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for one-year and since inception periods. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 4, 2003) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2013 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, five-year, ten-year and since inception periods and below the benchmark index and above the average of the performance universe for the three-year period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets ex China Fund

The Board reviewed total return information for the one-year and since inception (December 28, 2021) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI Emerging Markets ex China Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year period and below the benchmark index and above the average of the performance universe for the since inception period. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Discovery Fund

The Board reviewed total return information for the one-year and since inception (May 5, 2021) periods ended March 31, 2023 for the Fund compared to a benchmark index (Russell 2500 Growth Index) and the average total return of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

Baillie Gifford U.S. Equity Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 5, 2016) periods ended March 31, 2023 for the Fund compared to a benchmark index (Russell 1000 Growth Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2017 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year, three-year and five-year periods and below the benchmark index and above the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Health Innovation Equities Fund

The Board reviewed total return information for the one-year and since inception (December 28, 2021) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2024. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of each Fund.

Copyright © Baillie Gifford & Co 2023.

BAILLIE GIFFORD FUNDS

Baillie Gifford International All Cap Fund

Semi-Annual Report

June 30, 2023

(unaudited)

Index

Page Number
01	Fund Expenses
03	Industry Diversification Table
04	Portfolio of Investments
09	Financial Statements
12	Financial Highlights
15	Notes to Financial Statements
Supplemental Information
23	Management of the Trust
24	Board Considerations Regarding 2023 Contract Renewal

This report is intended for shareholders of Baillie Gifford International All Cap Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views.

Actual outcomes may differ significantly from the views expressed. These views may not be relied on as investment advice or as an indication of trading intent on behalf of the Fund.

All investments entail risk, including the possible loss of principal.

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

As a shareholder of the Fund you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratios Based on the Period January 1, 2023 to June 30, 2023	Expenses Paid During Period*
Baillie Gifford International All Cap Fund — Class 2
Actual	$1,000	$1,107.50	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford International All Cap Fund — Class 3
Actual	$1,000	$1,107.80	0.56%	$2.93
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81
Baillie Gifford International All Cap Fund — Class 5
Actual	$1,000	$1,108.30	0.48%	$2.51
Hypothetical (5% return before expenses)	$1,000	$1,022.41	0.48%	$2.41

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2023. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

02

Industry Diversification Table

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

	Value	% of Total Net Assets
Apparel	$15,955,507	4.8%
Auto Parts & Equipment	6,047,251	1.8
Banks	7,489,108	2.3
Beverages	12,816,633	3.9
Biotechnology	1,945,247	0.6
Building Materials	1,595,569	0.5
Chemicals	3,310,403	1.0
Commercial Services	21,369,242	6.4
Cosmetics/Personal Care	13,541,760	4.1
Distribution/Wholesale	5,842,334	1.8
Diversified Financial Services	10,229,233	3.1
Electronics	20,465,891	6.2
Energy — Alternate Sources	1,956,486	0.6
Food	5,677,818	1.7
Hand/Machine Tools	4,811,669	1.4
Healthcare — Products	13,863,413	4.2
Healthcare — Services	3,384,250	1.0
Insurance	9,249,305	2.8
Internet	52,750,040	15.9
Investment Companies	9,627,877	2.9
Leisure Time	3,766,665	1.1
Machinery — Construction & Mining	7,814,532	2.4
Machinery — Diversified	18,371,547	5.5
Oil & Gas	4,115,830	1.2
Retail	27,538,191	8.3
Semiconductors	22,042,581	6.6
Software	11,449,610	3.5
Toys/Games/Hobbies	4,383,379	1.3
Transportation	6,730,528	2.0
Total Value of Investments	328,141,899	98.9
Other assets less liabilities	3,582,932	1.1
Net Assets	$331,724,831	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

03

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 1.2%
Cochlear Ltd.	27,125	$4,155,770
BELGIUM — 1.4%
Anheuser-Busch InBev SA/NV	79,855	4,525,978
BRAZIL — 3.4%
MercadoLibre, Inc. *	5,123	6,068,706
Raia Drogasil SA	840,580	5,184,062
		11,252,768
CANADA — 2.8%
Canadian Pacific Kansas City Ltd.	38,921	3,143,647
Shopify, Inc., Class A *	95,496	6,169,042
		9,312,689
CHINA — 9.0%
Alibaba Group Holding Ltd. *	389,656	4,056,253
Baidu, Inc., Class A *	147,608	2,517,570
BeiGene Ltd. *	141,869	1,945,247
Contemporary Amperex Technology Co., Ltd., Class A	86,999	2,748,841
Li Ning Co., Ltd.	411,000	2,219,475
LONGi Green Energy Technology Co., Ltd., Class A	494,486	1,956,486
Meituan, Class B *	193,200	3,029,553
Ping An Insurance Group Co. of China Ltd., Class H	588,500	3,758,701
Prosus NV *	102,779	7,526,933
		29,759,059
DENMARK — 1.1%
DSV A/S	17,077	3,586,880
FRANCE — 4.8%
Kering	5,835	3,222,082
LVMH Moet Hennessy Louis Vuitton SE	6,906	6,511,752
Remy Cointreau SA	30,295	4,862,974
Ubisoft Entertainment SA *	44,099	1,246,477
		15,843,285

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
GERMANY — 3.3%
adidas AG	15,599	$3,028,203
Auto1 Group SE *	173,896	1,615,380
Nemetschek SE	37,634	2,809,633
Zalando SE *	121,257	3,496,954
		10,950,170
HONG KONG — 3.1%
AIA Group Ltd.	540,600	5,490,604
Techtronic Industries Co., Ltd.	440,000	4,811,669
		10,302,273
INDIA — 5.0%
Housing Development Finance Corp., Ltd.	216,415	7,466,379
MakeMyTrip Ltd. *	54,285	1,464,609
Reliance Industries Ltd.	132,040	4,115,830
United Spirits Ltd. *	307,565	3,427,681
		16,474,499
JAPAN — 18.7%
Cosmos Pharmaceutical Corp.	35,000	3,548,866
Denso Corp.	48,900	3,298,409
Kao Corp.	36,600	1,328,211
Keyence Corp.	9,600	4,561,504
Murata Manufacturing Co., Ltd.	82,700	4,750,365
Nidec Corp.	63,300	3,488,174
Nippon Paint Holdings Co., Ltd.	400,000	3,310,403
Olympus Corp.	317,800	5,029,298
Pigeon Corp.	98,100	1,354,280
Recruit Holdings Co., Ltd.	87,500	2,792,593
Shimano, Inc.	22,500	3,766,665
Shiseido Co., Ltd.	153,100	6,939,982
SMC Corp.	11,000	6,113,381
Sugi Holdings Co., Ltd.	30,500	1,362,751
Sysmex Corp.	68,300	4,678,344
Unicharm Corp.	105,400	3,919,288
Z Holdings Corp.	738,800	1,780,574
		62,023,088

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
MEXICO — 0.9%
Wal-Mart de Mexico SAB de CV	769,396	$3,051,603
NETHERLANDS — 7.4%
Adyen NV *	3,175	5,498,045
ASML Holding NV	12,232	8,872,219
EXOR NV	41,878	3,738,639
IMCD NV	29,372	4,226,954
Topicus.com, Inc. *	29,393	2,410,681
		24,746,538
NEW ZEALAND — 1.5%
Xero Ltd. *	62,192	4,982,819
PORTUGAL — 1.7%
Jeronimo Martins SGPS SA	206,102	5,677,818
SINGAPORE — 2.3%
United Overseas Bank Ltd.	360,899	7,489,108
SOUTH KOREA — 0.6%
Coupang, Inc. *	116,967	2,035,226
SWEDEN — 5.7%
Atlas Copco AB, A Shares	35,164	507,658
Atlas Copco AB, B Shares	576,574	7,189,003
Epiroc AB, B Shares	236,234	3,823,555
Investor AB, B Shares	294,387	5,889,237
Nibe Industrier AB, B Shares	167,807	1,595,569
		19,005,022
SWITZERLAND — 3.6%
Cie Financiere Richemont SA	51,066	8,674,480
Lonza Group AG	5,662	3,384,250
		12,058,730
TAIWAN — 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,503	13,170,363

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
UNITED KINGDOM — 11.5%
Ashtead Group PLC	57,405	$3,979,941
Auto Trader Group PLC	771,938	5,993,732
Burberry Group PLC	118,349	3,193,470
Farfetch Ltd., Class A *	203,822	1,231,085
Games Workshop Group PLC	31,588	4,383,379
Hargreaves Lansdown PLC	266,524	2,762,855
Intertek Group PLC	49,545	2,685,732
Rightmove PLC	756,084	5,022,858
Trainline PLC *	662,288	2,195,286
Weir Group PLC (The)	178,762	3,990,978
Wise PLC, Class A *	337,622	2,822,043
		38,261,359
UNITED STATES — 4.2%
Experian PLC	93,559	3,590,888
Mettler-Toledo International, Inc. *	4,976	6,526,721
Spotify Technology SA *	22,788	3,658,613
		13,776,222
Total Common Stocks
(cost $250,943,632)		322,441,267
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.45% (cost $1,827,606)	16,454	5,700,632
TOTAL INVESTMENTS — 98.9%
(cost $252,771,238)		$328,141,899
Other assets less liabilities — 1.1%		3,582,932
NET ASSETS — 100.0%		$331,724,831

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's prospectus for private placement.

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$56,309,644	$266,131,623	$—	$322,441,267
Preferred Stocks **	—	5,700,632	—	5,700,632
Total	$56,309,644	$271,832,255	$—	$328,141,899

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
08

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2023

June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

ASSETS
Investments, at value (cost $252,771,238)	$328,141,899
Cash	3,316,418
Foreign cash, at value (cost $92,683)	92,803
Tax reclaims receivable	452,343
Dividends receivable	436,126
Prepaid assets	2,165
Total Assets	332,441,754
LIABILITIES
Advisory fee payable	291,129
Deferred India capital gains tax liability (Note A)	260,545
Shareholder Servicing fee payable	87,621
Trustee fee payable	3,839
Commitment fee payable	1,165
Accrued expenses	72,624
Total Liabilities	716,923
NET ASSETS	$331,724,831
COMPOSITION OF NET ASSETS
Paid-in capital	$254,223,599
Total distributable earnings	77,501,232
$331,724,831
NET ASSET VALUE, PER SHARE
Class 2 ($67,617,136 / 5,434,247 shares outstanding), unlimited authorized, no par value	$12.44
Class 3 ($227,403,021 / 17,985,043 shares outstanding), unlimited authorized, no par value	$12.64
Class 5 ($36,704,674 / 2,822,916 shares outstanding), unlimited authorized, no par value	$13.00

The accompanying notes are an integral part of the financial statements.
09

Statement of Operations

Semi-Annual Report June 30, 2023

For the Six Months Ended June 30, 2023 (unaudited)
Baillie Gifford International All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $258,526)	$2,324,522
Litigation income	20
Interest	38,517
Total Investment Income	2,363,059
EXPENSES
Advisory fee (Note B)	582,267
Shareholder Servicing fees — Class 2 shares (Note B)	55,933
Shareholder Servicing fees — Class 3 shares (Note B)	115,607
Shareholder Servicing fees — Class 5 shares (Note B)	3,571
Transfer agency	27,011
Fund accounting	49,287
Legal	34,388
Professional fees	30,023
Custody	24,787
Trustees' fees	7,840
Commitment fees	2,386
Miscellaneous	8,365
Total Expenses	941,465
Net Investment Income	1,421,594
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $112,428)	865,269
Foreign currency transactions	(20,223)
845,046
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liabilitiy of $57,889) (Note A)	30,715,569
Translation of net assets and liabilities denominated in foreign currencies	3,547
30,719,116
Net realized and unrealized gain	31,564,162
NET INCREASE IN NET ASSETS FROM OPERATIONS	$32,985,756

The accompanying notes are an integral part of the financial statements.
10

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2023

Baillie Gifford International All Cap Fund

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,421,594	$2,763,165
Net realized gain	845,046	7,917,352
Net change in unrealized appreciation (depreciation)	30,719,116	(155,270,400)
Net Increase (Decrease) in Net Assets from Operations	32,985,756	(144,589,883)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(1,409,109)
Class 3	—	(5,024,230)
Class 4	—	—
Class 5	—	(732,708)
Total Distributions to Shareholders	—	(7,166,047)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	—	—
Class 3	—	144,914,059 *
Class 4	—	—
Class 5	—	—
Dividends reinvested:
Class 2	—	1,409,109
Class 3	—	5,024,230
Class 4	—	—
Class 5	—	732,708
Cost of shares redeemed:
Class 2	—	(20,000,000)
Class 3	(16,500,000)	—
Class 4	—	(131,414,059)*
Class 5	—	—
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(16,500,000)	666,047
Total Increase (Decrease) in Net Assets	16,485,756	(151,089,883)
NET ASSETS
Beginning of Period	315,239,075	466,328,958
End of Period	$331,724,831	$315,239,075

*  See Note D for details of share class conversions.
The accompanying notes are an integral part of the financial statements.
11

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.24		$16.83	$20.27	$15.82	$12.26		$14.85
From Investment Operations
Net investment income(a)	0.05		0.09	0.05	0.06	0.27		0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.15		(5.41)	0.60	5.20	3.73		(2.61)
Net increase (decrease) in net asset value from investment operations	1.20		(5.32)	0.65	5.26	4.00		(2.46)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.19)	(0.18)	(0.44)		(0.13)
From net realized gain on investments	—		(0.27)	(3.90)	(0.63)	—		—
Total dividends and distributions	—		(0.27)	(4.09)	(0.81)	(0.44)		(0.13)
Net asset value, end of period	$12.44		$11.24	$16.83	$20.27	$15.82		$12.26
Total Return
Total return based on net asset value(b)	10.75%		(31.67)%	3.34%	33.31%	32.65%		(16.63)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$67,617		$61,057	$112,388	$183,037	$258,860		$242,317
Ratio of net expenses to average net assets	0.63	%*	0.64%	0.61%	0.62%	0.65%		0.64%
Ratio of net investment income to average net assets	0.81	%*	0.71%	0.26%	0.34%	1.92	%(c)	1.02%
Portfolio turnover rate(d)	5%		19%	14%	12%	13%		15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Large increase due to one-off taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
12

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
Net asset value, beginning of period	$11.41		$17.08	$20.50	$15.99	$12.39		$15.01
From Investment Operations
Net investment income(a)	0.05		0.12	0.09	0.07	0.30		0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		(5.52)	0.59	5.27	3.75		(2.64)
Net increase (decrease) in net asset value from investment operations	1.23		(5.40)	0.68	5.34	4.05		(2.48)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.20)	(0.20)	(0.45)		(0.14)
From net realized gain on investments	—		(0.27)	(3.90)	(0.63)	—		—
Total dividends and distributions	—		(0.27)	(4.10)	(0.83)	(0.45)		(0.14)
Net asset value, end of period	$12.64		$11.41	$17.08	$20.50	$15.99		$12.39
Total Return
Total return based on net asset value(b)	10.78%		(31.62)%	3.41%	33.40%	32.74%		(16.57)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$227,403		$221,064	$133,796	$331,138	$158,198		$119,176
Ratio of net expenses to average net assets	0.56	%*	0.58%	0.54%	0.55%	0.58%		0.57%
Ratio of net investment income to average net assets	0.85	%*	1.03%	0.41%	0.44%	2.04	%(c)	1.09%
Portfolio turnover rate(d)	5%		19%	14%	12%	13%		15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Large increase due to one-off taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
13

Financial Highlights

Semi-Annual Report June 30, 2023

Baillie Gifford International All Cap Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2023 (unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period July 10, 2019 through December 31, 2019(a)		For the Period January 1, 2019 through April 10, 2019(a)		For the Period January 10, 2018(b) through December 31, 2018
Net asset value, beginning of period	$11.73		$17.53	$20.96	$16.33	$15.14		$12.64		$15.72
From Investment Operations
Net investment income(c)	0.06		0.12	0.09	0.09	0.20		0.06		0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		(5.65)	0.61	5.38	1.46		1.97		(3.11)
Net increase (decrease) in net asset value from investment operations	1.27		(5.53)	0.70	5.47	1.66		2.03		(2.93)
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.23)	(0.21)	(0.47)		—		(0.15)
From net realized gain on investments	—		(0.27)	(3.90)	(0.63)	—		—		—
Total dividends and distributions	—		(0.27)	(4.13)	(0.84)	(0.47)		—		(0.15)
Net asset value, end of period	$13.00		$11.73	$17.53	$20.96	$16.33		$14.67		$12.64
Total Return
Total return based on net asset value(d)	10.83%		(31.56)%	3.49%	33.51%	10.95%		16.02%		(18.61)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$36,705		$33,119	$48,392	$60,321	$45,183		$39,464		$34,016
Ratio of net expenses to average net assets	0.48	%*	0.49%	0.46%	0.47%	0.50	%*	0.49	%*	0.49%*
Ratio of net investment income to average net assets	0.96	%*	0.91%	0.43%	0.51%	2.66	%(e)	1.59	%*	1.21%*
Portfolio turnover rate(f)	5%		19%	14%	12%	13%		13%		15%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 11, 2019 to July 10, 2019. All shares of this class were redeemed on April 10, 2019 at $14.67. New shares were issued at $15.14 on July 10, 2019.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
14

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's Prospectus for Private Placement ("Prospectus"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The Fund's Class 2, Class 3 and Class 5 share classes had shares outstanding as of June 30, 2023.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated the Fund's investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments,

15

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments which the Fund has the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at June 30, 2023 is disclosed at the end of the Fund's Portfolio of Investments.

For the six months ended June 30, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

16

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

U.S. Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

As a result of several court cases in certain countries across the European Union ("EU"), the Fund may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims becomes payable to the Fund, they will be reflected as windfall tax recovery within investment income in the Statement of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Fund will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2023, the Fund recorded a deferred tax liability for potential future India capital gains taxes of $260,545.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The previous three tax year ends remain subject to examination.

At December 31, 2022, for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

During the year ended December 31, 2022, the Fund did not incur post-October capital/late-year ordinary losses.

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

17

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

The Fund's cost of investments and gross unrealized appreciation (depreciation) at June 30, 2023 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Baillie Gifford International All Cap Fund	$256,868,331	$104,625,153	$(33,351,585)	$71,273,568

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, and Class 5 shares is 0.02%.

The Bank of New York Mellon ("BNYM") serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2023 were as follows:

Fund	Purchases	Sales
Baillie Gifford International All Cap Fund	$16,591,204	$31,589,499

18

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford International All Cap Fund
	For the Period Ended June 30, 2023		For the Year Ended December 31, 2022
	Shares	Amount	Shares		Amount
Class 2 Shares
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	126,470		1,409,109
Shares redeemed	—	—	(1,368,700)		(20,000,000)
Net Increase (Decrease)	—	$—	(1,242,230)		$(18,590,891)
Class 3 Shares
Shares sold	—	$—	11,092,291	(a)	$144,914,059	(a)
Shares issued in reinvestment of dividends and distributions	—	—	443,915		5,024,230
Shares redeemed	(1,383,951)	(16,500,000)	—		—
Net Increase (Decrease)	(1,383,951)	$(16,500,000)	11,536,206		$149,938,289
Class 4 Shares
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	—		—
Shares redeemed	—	—	(9,968,903	)(b)	(131,414,059	)(b)
Net Increase (Decrease)	—	$—	(9,968,903)		$(131,414,059)
Class 5 Shares
Shares sold	—	$—	—		$—
Shares issued in reinvestment of dividends and distributions	—	—	62,979		732,708
Shares redeemed	—	—	—		—
Net Increase (Decrease)	—	$—	62,979		$732,708
Total Net Increase (Decrease)	(1,383,951)	$(16,500,000)	388,052		$666,047

(a)  10,055,711 shares and $131,414,059 converted into Class 3 from Class 4.

(b)  9,968,903 shares and $131,414,059 converted from Class 4 into Class 3.

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act.

As of June 30, 2023, the Fund had two shareholders which beneficially owned 25% or more of the Fund's voting securities. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

19

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNYM on May 1, 2017, most recently renewed April 18, 2023 and expiring April 16, 2024 (unless renewed), which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2023 was 6.34% on any amount drawn down. There were no borrowings made against the credit facility during the period.

Note H — Principal Risks

The below is a selection of the Fund's principal risks. Additional risks of investing in the Fund are included in the Fund's Prospectus.

Investment Style Risk

The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Non-U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global

20

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Asia Risk

Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objectives, and increase the Fund's exposure to the other risks detailed in the Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in the Fund, please refer to the Prospectus.

Note I — Legal Notice

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

21

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2023

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2023 and the issuance of the Financial Statements.

22

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2023

Management of the Trust

Indepedent Trustees

Howard W. Chin, Chair of the Nominating and Governance Committee

Pamela M. J. Cox

Robert E. Rigsby, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr.

Interested Trustee

David Salter, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Lesley-Anne Archibald, Vice President

Kelly Cameron, Vice President

Neil Riddell, Chief Risk Officer

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at +44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at +44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Manager at +44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov.

23

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

On June 22, 2023, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of Baillie Gifford International All Cap Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund.

The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to the Fund. The Board noted that: (1) pursuant to the Fund's Advisory Agreement, the Manager provides portfolio management services to the Fund and receives an advisory fee; and (2) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares of the Fund, the Manager receives a "shareholder service fee," the amount of which varies among the share classes. The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Fund, reviewed information regarding the Fund's performance, advisory fee and shareholder service fee, and expense ratio for Class 2 shares of the Fund compared to similar funds, and considered the experience of the Manager in providing services to the Fund. In assessing the Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee and that the Manager employs a long-term investment approach. The Board considered underperformance in recent periods and the Manager's explanations, generally attributing underperformance to the unfavorable market environment for growth companies (after a lengthy period of favorable market conditions for growth investing) shaped by high inflation, rising interest rates and geopolitical tensions, among other factors. In evaluating the advisory fee paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the shareholder service fee. The Board also considered that the advisory fee schedule for the Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Fund, including the Manager's receipt of the shareholder service fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Fund and the nature of the Manager's resources expended in providing solely advisory services as well as additional services to the Fund. The Board considered the Manager's estimated profitability with respect to the Fund and concluded that it was not unreasonable.

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (September 24, 2012) periods ended March 31, 2023 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2013 through 2022 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year and three-year periods, below the benchmark index and above the average of the performance universe for the five-year period and above the benchmark index and the average of the performance universe for the ten-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the shareholder service fee) and net expense ratio for the Fund's Class 2 and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual

24

BOARD CONSIDERATIONS REGARDING
2023 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2023

advisory fee (plus the shareholder service fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the shareholder service fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Fund.

25

Copyright © Baillie Gifford & Co 2023.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford Developed EAFE All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
ATLAS COPCO ‘A’	ATCO A	SE0017486889	52,964 18,326 22,586	01/09/2023 03/02/2023 05/02/2023	1,500,223	Sudan Accountability and Divestment Act of 2007

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
ATLAS COPCO ‘A’	ATCO A	SE0017486889	13,804	01/10/2023	778,603	Sudan Accountability and Divestment Act of 2007

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
ATLAS COPCO ‘B’	ATCO B	SE0017486897	54,124	05/26/2023	288,168	Sudan Accountability and Divestment Act of 2007

Baillie Gifford Global Alpha Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
ATLAS COPCO ‘B’	ATCO B	SE0017486897	38,983 61,089 50,344	02/02/2023 05/08/2023 06/27/2023	954,444	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
ATLAS COPCO ‘B’	ATCO B	SE0017486897	122,185 119,352	04/11/2023 06/15/2023	4,165,233	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
ATLAS COPCO ‘B’	ATCO B	SE0017486897	24,981 18,405	03/15/2023 06/26/2023	576,574	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Concentrated Growth Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
ATLAS COPCO ‘B’	ATCO B	SE0017486897	2,027	05/25/2023	112,098	Sudan Accountability and Divestment Act of 2007

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President (principal executive officer)

Date August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date August 29, 2023

By (Signature and Title)*	/s/Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date August 29, 2023

* Print the name and title of each signing officer under his or her signature.